================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2017

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                                 July 31, 2017
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio II
   U.S. Large Cap Value Portfolio III
   LWAS/DFA U.S. High Book to Market Portfolio
   DFA International Value Portfolio
   DFA International Value Portfolio II
   DFA International Value Portfolio III
   Tax-Managed U.S. Marketwide Value Portfolio II
   Emerging Markets Portfolio II
   DFA Two-Year Fixed Income Portfolio
   DFA Two-Year Government Portfolio
   Global Equity Portfolio
   Global Allocation 60/40 Portfolio
   Global Allocation 25/75 Portfolio

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Emerging Markets Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  AG      Aktiengesellschaft (German & Swiss Stock Corporation)
  GDR     Global Depositary Receipt
  LLC     Limited Liability Company
  P.L.C.  Public Limited Company

Investment Footnotes
  +          See Security Valuation Note within the Notes to Schedules of
             Investments.
  ++         Securities have generally been fair valued. See Security
             Valuation Note within the Notes to Schedules of Investments.
  *          Non-Income Producing Securities.
  #          Total or Partial Securities on Loan.
  ##         Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
  @          Security purchased with cash proceeds from Securities on Loan.
  ^^         See Federal Tax Cost Note within the Notes to Schedules of
             Investments.
  (degrees)  Security is being fair valued as of July 31, 2017.
  --         Amounts designated as -- are either zero or rounded to zero.
  (r)        The adjustable/variable rate shown is effective as of July 31,
             2017.
  (S)        Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
COMMON STOCKS -- (96.4%)

Consumer Discretionary -- (11.9%)
#   Advance Auto Parts, Inc.                               26,318 $  2,947,879
*   Amazon.com, Inc.                                      142,926  141,179,444
#*  AutoNation, Inc.                                       22,799      966,222
#*  AutoZone, Inc.                                         10,123    5,464,598
#   Best Buy Co., Inc.                                     95,058    5,545,684
#   BorgWarner, Inc.                                       71,904    3,360,793
#*  CarMax, Inc.                                           66,082    4,377,933
    Carnival Corp.                                        151,266   10,101,543
    CBS Corp. Class B                                     132,993    8,754,929
*   Charter Communications, Inc. Class A                   77,658   30,434,947
#*  Chipotle Mexican Grill, Inc.                           10,256    3,525,705
    Coach, Inc.                                           101,602    4,789,518
    Comcast Corp. Class A                               1,705,053   68,969,394
    Darden Restaurants, Inc.                               44,864    3,763,192
    Delphi Automotive P.L.C.                               96,815    8,754,012
#*  Discovery Communications, Inc. Class A                 55,667    1,369,408
*   Discovery Communications, Inc. Class C                 77,421    1,790,748
*   DISH Network Corp. Class A                             81,231    5,201,221
#   Dollar General Corp.                                   90,631    6,811,826
*   Dollar Tree, Inc.                                      84,971    6,124,710
    DR Horton, Inc.                                       123,941    4,423,454
#   Expedia, Inc.                                          43,935    6,874,509
#   Foot Locker, Inc.                                      48,080    2,268,895
    Ford Motor Co.                                      1,404,924   15,763,247
#   Gap, Inc. (The)                                        79,788    1,901,348
#   Garmin, Ltd.                                           41,674    2,091,618
    General Motors Co.                                    493,542   17,757,641
#   Genuine Parts Co.                                      53,384    4,533,903
    Goodyear Tire & Rubber Co. (The)                       90,859    2,862,967
    H&R Block, Inc.                                        75,479    2,302,110
#   Hanesbrands, Inc.                                     133,025    3,048,933
#   Harley-Davidson, Inc.                                  63,332    3,082,368
    Hasbro, Inc.                                           40,239    4,260,505
    Hilton Worldwide Holdings, Inc.                        73,241    4,579,760
    Home Depot, Inc. (The)                                430,722   64,436,011
    Interpublic Group of Cos., Inc. (The)                 142,366    3,076,529
#   Kohl's Corp.                                           61,714    2,551,874
#   L Brands, Inc.                                         87,414    4,055,135
#   Leggett & Platt, Inc.                                  48,112    2,318,036
    Lennar Corp. Class A                                   74,094    3,885,489
*   LKQ Corp.                                             112,161    3,876,284
    Lowe's Cos., Inc.                                     308,722   23,895,083
    Macy's, Inc.                                          108,344    2,573,170
    Marriott International, Inc. Class A                  112,283   11,698,766
#   Mattel, Inc.                                          123,795    2,478,376
    McDonald's Corp.                                      293,914   45,597,818
    MGM Resorts International                             173,903    5,726,626
*   Michael Kors Holdings, Ltd.                            55,173    2,010,504
*   Mohawk Industries, Inc.                                22,728    5,659,045
*   Netflix, Inc.                                         155,219   28,197,084
#   Newell Brands, Inc.                                   174,542    9,201,854

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
    News Corp. Class A                                    139,480 $  1,995,959
    News Corp. Class B                                     41,264      606,581
#   NIKE, Inc. Class B                                    477,239   28,180,963
#   Nordstrom, Inc.                                        39,946    1,940,177
*   O'Reilly Automotive, Inc.                              32,985    6,738,836
#   Omnicom Group, Inc.                                    83,818    6,599,829
*   Priceline Group, Inc. (The)                            17,714   35,932,849
    PulteGroup, Inc.                                      102,341    2,499,167
    PVH Corp.                                              27,821    3,318,767
#   Ralph Lauren Corp.                                     19,168    1,450,059
    Ross Stores, Inc.                                     140,827    7,790,550
    Royal Caribbean Cruises, Ltd.                          60,298    6,817,895
#   Scripps Networks Interactive, Inc. Class A             34,159    2,985,838
#   Signet Jewelers, Ltd.                                  25,460    1,557,134
    Staples, Inc.                                         234,920    2,384,438
    Starbucks Corp.                                       521,615   28,156,778
#   Target Corp.                                          199,386   11,299,205
#   Tiffany & Co.                                          38,399    3,667,488
    Time Warner, Inc.                                     279,271   28,602,936
    TJX Cos., Inc. (The)                                  231,041   16,244,493
#   Tractor Supply Co.                                     45,470    2,551,776
#*  TripAdvisor, Inc.                                      38,840    1,515,537
    Twenty-First Century Fox, Inc. Class A                378,931   11,026,892
    Twenty-First Century Fox, Inc. Class B                175,080    5,023,045
*   Ulta Salon Cosmetics & Fragrance, Inc.                 20,973    5,268,627
#*  Under Armour, Inc. Class A                             66,594    1,333,212
#*  Under Armour, Inc. Class C                             67,224    1,217,427
#   VF Corp.                                              115,235    7,166,465
    Viacom, Inc. Class B                                  127,851    4,464,557
    Walt Disney Co. (The)                                 523,873   57,589,359
    Whirlpool Corp.                                        26,640    4,738,723
    Wyndham Worldwide Corp.                                37,964    3,962,303
#   Wynn Resorts, Ltd.                                     28,542    3,691,622
    Yum! Brands, Inc.                                     119,497    9,019,634
                                                                  ------------
Total Consumer Discretionary                                       938,561,769
                                                                  ------------
Consumer Staples -- (8.3%)
    Altria Group, Inc.                                    695,372   45,178,319
    Archer-Daniels-Midland Co.                            205,076    8,650,106
    British American Tobacco P.L.C. Sponsored ADR              --            9
#   Brown-Forman Corp. Class B                             62,953    3,109,878
    Campbell Soup Co.                                      68,473    3,617,429
    Church & Dwight Co., Inc.                              89,164    4,756,899
    Clorox Co. (The)                                       46,319    6,183,123
    Coca-Cola Co. (The)                                 1,385,218   63,498,393
    Colgate-Palmolive Co.                                 317,831   22,947,398
    Conagra Brands, Inc.                                  144,710    4,954,870
    Constellation Brands, Inc. Class A                     61,934   11,974,939
    Costco Wholesale Corp.                                157,843   25,019,694
#   Coty, Inc. Class A                                    167,477    3,429,929
    CVS Health Corp.                                      366,892   29,325,678
#   Dr Pepper Snapple Group, Inc.                          66,086    6,024,400
    Estee Lauder Cos., Inc. (The) Class A                  80,906    8,008,885

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
    General Mills, Inc.                                   208,027 $ 11,578,783
    Hershey Co. (The)                                      50,199    5,286,457
#   Hormel Foods Corp.                                     95,725    3,270,923
    JM Smucker Co. (The)                                   41,552    5,065,189
#   Kellogg Co.                                            90,794    6,173,992
    Kimberly-Clark Corp.                                  127,461   15,698,097
    Kraft Heinz Co. (The)                                 214,459   18,756,584
    Kroger Co. (The)                                      328,590    8,057,027
#   McCormick & Co., Inc. Non-Voting                       40,717    3,880,330
    Molson Coors Brewing Co. Class B                       66,383    5,906,759
    Mondelez International, Inc. Class A                  546,057   24,037,429
*   Monster Beverage Corp.                                144,524    7,623,641
    PepsiCo, Inc.                                         514,522   59,998,410
    Philip Morris International, Inc.                     559,550   65,305,081
    Procter & Gamble Co. (The)                            921,431   83,684,363
    Sysco Corp.                                           177,837    9,357,783
    Tyson Foods, Inc. Class A                             103,758    6,574,107
    Wal-Mart Stores, Inc.                                 532,502   42,594,835
    Walgreens Boots Alliance, Inc.                        307,361   24,794,812
    Whole Foods Market, Inc.                              116,115    4,848,962
                                                                  ------------
Total Consumer Staples                                             659,173,513
                                                                  ------------
Energy -- (5.8%)
    Anadarko Petroleum Corp.                              201,640    9,208,899
    Andeavor                                               54,079    5,382,483
#   Apache Corp.                                          137,118    6,784,599
    Baker Hughes a GE Co.                                 152,994    5,643,949
#   Cabot Oil & Gas Corp.                                 169,252    4,209,297
#*  Chesapeake Energy Corp.                               271,826    1,348,257
    Chevron Corp.                                         682,551   74,527,744
    Cimarex Energy Co.                                     34,088    3,375,735
*   Concho Resources, Inc.                                 53,257    6,937,257
    ConocoPhillips                                        444,772   20,179,306
    Devon Energy Corp.                                    188,811    6,289,294
    EOG Resources, Inc.                                   207,555   19,746,783
#   EQT Corp.                                              62,466    3,979,084
    Exxon Mobil Corp.                                   1,526,558  122,185,702
    Halliburton Co.                                       313,645   13,311,094
#   Helmerich & Payne, Inc.                                38,521    1,949,933
#   Hess Corp.                                             96,498    4,298,021
    Kinder Morgan, Inc.                                   693,846   14,175,274
    Marathon Oil Corp.                                    304,089    3,719,008
    Marathon Petroleum Corp.                              187,470   10,496,445
#   National Oilwell Varco, Inc.                          135,818    4,442,607
#*  Newfield Exploration Co.                               70,375    2,021,874
    Noble Energy, Inc.                                    164,075    4,743,408
    Occidental Petroleum Corp.                            274,665   17,010,003
    ONEOK, Inc.                                           136,713    7,733,854
    Phillips 66                                           158,539   13,277,641
#   Pioneer Natural Resources Co.                          61,323   10,001,781
#   Range Resources Corp.                                  67,645    1,427,986
    Schlumberger, Ltd.                                    500,586   34,340,199
*   TechnipFMC P.L.C.                                     166,272    4,745,403

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    Valero Energy Corp.                                   161,628 $ 11,147,483
    Williams Cos., Inc. (The)                             297,997    9,470,345
                                                                  ------------
Total Energy                                                       458,110,748
                                                                  ------------
Financials -- (14.0%)
    Affiliated Managers Group, Inc.                        20,114    3,737,785
    Aflac, Inc.                                           143,419   11,437,665
    Allstate Corp. (The)                                  131,434   11,960,494
    American Express Co.                                  270,156   23,025,396
    American International Group, Inc.                    316,286   20,700,919
    Ameriprise Financial, Inc.                             54,655    7,918,416
    Aon P.L.C.                                             94,711   13,086,219
#   Arthur J Gallagher & Co.                               64,858    3,813,002
    Assurant, Inc.                                         19,638    2,067,292
    Bank of America Corp.                               3,585,367   86,479,052
    Bank of New York Mellon Corp. (The)                   373,953   19,830,728
#   BB&T Corp.                                            293,227   13,875,502
*   Berkshire Hathaway, Inc. Class B                      684,328  119,736,870
    BlackRock, Inc.                                        43,581   18,588,604
    Capital One Financial Corp.                           174,544   15,042,202
#   CBOE Holdings, Inc.                                    33,104    3,129,321
#   Charles Schwab Corp. (The)                            437,371   18,763,216
    Chubb, Ltd.                                           168,062   24,614,360
#   Cincinnati Financial Corp.                             54,358    4,139,905
    Citigroup, Inc.                                       991,915   67,896,582
    Citizens Financial Group, Inc.                        182,357    6,397,083
    CME Group, Inc.                                       122,798   15,057,491
    Comerica, Inc.                                         64,209    4,642,953
    Discover Financial Services                           137,238    8,363,284
*   E*TRADE Financial Corp.                               100,010    4,100,410
    Everest Re Group, Ltd.                                 14,631    3,839,028
    Fifth Third Bancorp                                   268,461    7,167,909
    Franklin Resources, Inc.                              124,057    5,555,272
    Goldman Sachs Group, Inc. (The)                       131,849   29,709,535
    Hartford Financial Services Group, Inc. (The)         132,302    7,276,610
    Huntington Bancshares, Inc.                           389,657    5,162,955
    Intercontinental Exchange, Inc.                       213,971   14,274,005
    Invesco, Ltd.                                         147,323    5,122,421
    JPMorgan Chase & Co.                                1,279,967  117,500,971
    KeyCorp                                               395,212    7,129,624
    Leucadia National Corp.                               116,193    3,024,504
    Lincoln National Corp.                                 80,447    5,877,458
    Loews Corp.                                            99,593    4,848,187
    M&T Bank Corp.                                         55,476    9,050,909
    Marsh & McLennan Cos., Inc.                           186,240   14,521,133
    MetLife, Inc.                                         388,638   21,375,090
    Moody's Corp.                                          59,773    7,867,920
    Morgan Stanley                                        512,598   24,040,846
    Nasdaq, Inc.                                           40,789    3,033,478
    Navient Corp.                                         102,922    1,518,099
    Northern Trust Corp.                                   77,231    6,758,485
#   People's United Financial, Inc.                       124,920    2,178,605
    PNC Financial Services Group, Inc. (The)              174,092   22,423,050

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Principal Financial Group, Inc.                       95,821 $    6,396,052
    Progressive Corp. (The)                              209,649      9,880,757
    Prudential Financial, Inc.                           154,138     17,453,046
    Raymond James Financial, Inc.                         46,632      3,879,316
    Regions Financial Corp.                              432,785      6,318,661
    S&P Global, Inc.                                      93,105     14,299,997
    State Street Corp.                                   127,812     11,915,913
    SunTrust Banks, Inc.                                 174,727     10,010,110
    Synchrony Financial                                  277,924      8,426,656
#   T Rowe Price Group, Inc.                              86,955      7,192,918
    Torchmark Corp.                                       39,680      3,133,530
    Travelers Cos., Inc. (The)                           100,980     12,934,528
    U.S. Bancorp.                                        570,607     30,116,637
    Unum Group                                            83,206      4,171,117
    Wells Fargo & Co.                                  1,620,344     87,401,355
    Willis Towers Watson P.L.C.                           45,682      6,801,136
    XL Group, Ltd.                                        95,033      4,219,465
#   Zions Bancorporation                                  72,942      3,305,731
                                                                 --------------
Total Financials                                                  1,105,517,770
                                                                 --------------
Health Care -- (13.9%)
    Abbott Laboratories                                  625,155     30,745,123
    AbbVie, Inc.                                         573,803     40,114,568
    Aetna, Inc.                                          119,232     18,398,690
    Agilent Technologies, Inc.                           116,479      6,964,279
*   Alexion Pharmaceuticals, Inc.                         80,777     11,093,913
*   Align Technology, Inc.                                26,956      4,507,852
    Allergan P.L.C.                                      120,979     30,526,631
#   AmerisourceBergen Corp.                               59,599      5,591,578
    Amgen, Inc.                                          264,831     46,215,658
    Anthem, Inc.                                          95,240     17,734,640
    Baxter International, Inc.                           175,684     10,625,368
    Becton Dickinson and Co.                              81,673     16,448,942
*   Biogen, Inc.                                          76,844     22,253,254
*   Boston Scientific Corp.                              494,898     13,174,185
    Bristol-Myers Squibb Co.                             593,520     33,771,288
    Cardinal Health, Inc.                                113,856      8,796,515
*   Celgene Corp.                                        281,446     38,110,603
*   Centene Corp.                                         62,203      4,940,162
#*  Cerner Corp.                                         105,310      6,778,805
    Cigna Corp.                                           91,949     15,958,668
    Cooper Cos., Inc. (The)                               17,490      4,265,286
    CR Bard, Inc.                                         26,163      8,387,858
    Danaher Corp.                                        219,548     17,890,966
*   DaVita, Inc.                                          55,487      3,594,448
    DENTSPLY SIRONA, Inc.                                 82,126      5,094,276
*   Edwards Lifesciences Corp.                            75,719      8,721,314
    Eli Lilly & Co.                                      349,730     28,908,682
#*  Envision Healthcare Corp.                             42,542      2,400,645
*   Express Scripts Holding Co.                          214,499     13,436,217
    Gilead Sciences, Inc.                                470,774     35,821,194
*   HCA Holdings, Inc.                                   103,339      8,302,255
*   Henry Schein, Inc.                                    28,337      5,163,285

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
#*  Hologic, Inc.                                        100,641 $    4,449,339
    Humana, Inc.                                          52,155     12,058,236
#*  IDEXX Laboratories, Inc.                              31,563      5,253,977
#*  Illumina, Inc.                                        52,711      9,163,807
*   Incyte Corp., Ltd.                                    61,123      8,147,085
*   Intuitive Surgical, Inc.                              13,297     12,476,043
    Johnson & Johnson                                    970,506    128,805,556
*   Laboratory Corp. of America Holdings                  36,925      5,867,752
*   Mallinckrodt P.L.C.                                   36,017      1,649,579
    McKesson Corp.                                        76,219     12,337,570
    Medtronic P.L.C.                                     493,543     41,442,806
    Merck & Co., Inc.                                    985,294     62,940,581
*   Mettler-Toledo International, Inc.                     9,223      5,285,517
*   Mylan NV                                             166,493      6,491,562
#   Patterson Cos., Inc.                                  29,055      1,212,175
    PerkinElmer, Inc.                                     39,589      2,606,144
#   Perrigo Co. P.L.C.                                    51,727      3,875,387
    Pfizer, Inc.                                       2,150,033     71,295,094
    Quest Diagnostics, Inc.                               49,190      5,327,769
*   Regeneron Pharmaceuticals, Inc.                       27,537     13,537,740
    ResMed, Inc.                                          51,085      3,939,675
    Stryker Corp.                                        111,435     16,392,088
    Thermo Fisher Scientific, Inc.                       140,835     24,720,768
    UnitedHealth Group, Inc.                             347,178     66,592,212
    Universal Health Services, Inc. Class B               31,909      3,536,474
#*  Varian Medical Systems, Inc.                          33,367      3,240,603
*   Vertex Pharmaceuticals, Inc.                          90,013     13,665,774
*   Waters Corp.                                          28,645      4,968,189
    Zimmer Biomet Holdings, Inc.                          72,604      8,808,317
    Zoetis, Inc.                                         177,373     11,089,360
                                                                 --------------
Total Health Care                                                 1,095,914,327
                                                                 --------------
Industrials -- (9.8%)
    3M Co.                                               215,498     43,351,733
#   Acuity Brands, Inc.                                   15,940      3,230,241
#   Alaska Air Group, Inc.                                44,697      3,809,525
    Allegion P.L.C.                                       34,567      2,808,223
#   American Airlines Group, Inc.                        178,006      8,978,623
#   AMETEK, Inc.                                          82,287      5,067,233
    AO Smith Corp.                                        53,050      2,840,827
    Arconic, Inc.                                        157,006      3,892,179
    Boeing Co. (The)                                     202,388     49,070,994
    Caterpillar, Inc.                                    211,988     24,156,033
#   CH Robinson Worldwide, Inc.                           50,408      3,306,765
#   Cintas Corp.                                          31,173      4,203,679
    CSX Corp.                                            331,490     16,355,717
    Cummins, Inc.                                         55,748      9,360,089
#   Deere & Co.                                          106,349     13,642,450
    Delta Air Lines, Inc.                                266,003     13,129,908
    Dover Corp.                                           56,166      4,717,944
    Eaton Corp. P.L.C.                                   161,653     12,649,347
#   Emerson Electric Co.                                 232,835     13,879,294
#   Equifax, Inc.                                         43,571      6,336,966

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
#   Expeditors International of Washington, Inc.           64,538 $  3,799,997
#   Fastenal Co.                                          103,804    4,459,420
    FedEx Corp.                                            88,426   18,395,261
#   Flowserve Corp.                                        47,060    1,935,578
#   Fluor Corp.                                            49,792    2,162,467
    Fortive Corp.                                         108,971    7,054,782
#   Fortune Brands Home & Security, Inc.                   55,054    3,615,396
    General Dynamics Corp.                                101,991   20,023,893
    General Electric Co.                                3,137,485   80,350,991
    Honeywell International, Inc.                         274,772   37,401,965
#*  IHS Markit, Ltd.                                      115,056    5,367,362
    Illinois Tool Works, Inc.                             111,680   15,714,493
    Ingersoll-Rand P.L.C.                                  92,031    8,087,684
    Jacobs Engineering Group, Inc.                         43,600    2,298,592
    JB Hunt Transport Services, Inc.                       31,310    2,840,130
    Johnson Controls International P.L.C.                 338,989   13,203,621
    Kansas City Southern                                   38,376    3,960,019
    L3 Technologies, Inc.                                  27,933    4,887,437
    Lockheed Martin Corp.                                  89,613   26,178,646
    Masco Corp.                                           114,243    4,356,086
    Nielsen Holdings P.L.C.                               120,189    5,169,329
    Norfolk Southern Corp.                                104,727   11,790,166
    Northrop Grumman Corp.                                 62,712   16,501,409
    PACCAR, Inc.                                          126,952    8,689,864
    Parker-Hannifin Corp.                                  47,761    7,927,371
    Pentair P.L.C.                                         60,981    3,846,072
*   Quanta Services, Inc.                                  51,948    1,752,206
    Raytheon Co.                                          104,601   17,967,314
    Republic Services, Inc.                                82,412    5,292,499
    Robert Half International, Inc.                        44,958    2,034,349
    Rockwell Automation, Inc.                              46,159    7,617,620
    Rockwell Collins, Inc.                                 58,609    6,243,617
#   Roper Technologies, Inc.                               36,697    8,530,585
#   Snap-on, Inc.                                          21,190    3,267,498
    Southwest Airlines Co.                                218,523   12,130,212
    Stanley Black & Decker, Inc.                           54,936    7,728,946
#*  Stericycle, Inc.                                       30,588    2,357,723
    Textron, Inc.                                          97,048    4,767,968
#   TransDigm Group, Inc.                                  17,643    4,977,796
    Union Pacific Corp.                                   290,863   29,947,254
*   United Continental Holdings, Inc.                     101,508    6,870,061
    United Parcel Service, Inc. Class B                   248,030   27,355,229
*   United Rentals, Inc.                                   30,622    3,642,793
    United Technologies Corp.                             268,452   31,830,354
*   Verisk Analytics, Inc.                                 55,312    4,826,525
    Waste Management, Inc.                                146,892   11,038,934
#   WW Grainger, Inc.                                      19,583    3,265,269
#   Xylem, Inc.                                            64,046    3,633,330
                                                                  ------------
Total Industrials                                                  771,883,883
                                                                  ------------
Information Technology -- (21.9%)
    Accenture P.L.C. Class A                              223,318   28,767,825
    Activision Blizzard, Inc.                             250,581   15,480,894

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Adobe Systems, Inc.                                   178,115 $ 26,092,066
#*  Advanced Micro Devices, Inc.                          281,303    3,828,534
*   Akamai Technologies, Inc.                              63,111    2,975,053
    Alliance Data Systems Corp.                            20,007    4,830,290
*   Alphabet, Inc. Class A                                107,227  101,383,128
*   Alphabet, Inc. Class C                                107,501  100,029,680
    Amphenol Corp. Class A                                109,658    8,401,996
    Analog Devices, Inc.                                  132,637   10,479,649
*   ANSYS, Inc.                                            30,438    3,943,243
    Apple, Inc.                                         1,878,388  279,372,647
    Applied Materials, Inc.                               386,252   17,114,826
*   Autodesk, Inc.                                         70,091    7,765,382
    Automatic Data Processing, Inc.                       160,725   19,111,810
    Broadcom, Ltd.                                        144,657   35,681,096
    CA, Inc.                                              111,539    3,462,171
    Cisco Systems, Inc.                                 1,800,730   56,632,958
*   Citrix Systems, Inc.                                   54,006    4,265,394
    Cognizant Technology Solutions Corp. Class A          212,862   14,755,594
    Corning, Inc.                                         331,381    9,656,442
    CSRA, Inc.                                             53,280    1,737,461
    DXC Technology Co.                                    102,335    8,021,017
*   eBay, Inc.                                            363,773   12,997,609
*   Electronic Arts, Inc.                                 112,043   13,079,900
*   F5 Networks, Inc.                                      23,510    2,838,832
*   Facebook, Inc. Class A                                851,583  144,130,423
    Fidelity National Information Services, Inc.          119,471   10,898,145
*   Fiserv, Inc.                                           76,753    9,862,760
    FLIR Systems, Inc.                                     49,994    1,865,776
*   Gartner, Inc.                                          32,521    4,173,095
    Global Payments, Inc.                                  54,527    5,145,713
    Harris Corp.                                           43,663    4,998,104
    Hewlett Packard Enterprise Co.                        601,660   10,535,067
    HP, Inc.                                              606,671   11,587,416
    Intel Corp.                                         1,696,046   60,158,752
    International Business Machines Corp.                 308,296   44,601,182
    Intuit, Inc.                                           87,966   12,069,815
    Juniper Networks, Inc.                                135,885    3,797,986
    KLA-Tencor Corp.                                       56,197    5,205,528
    Lam Research Corp.                                     58,298    9,296,199
    Mastercard, Inc. Class A                              338,205   43,222,599
#   Microchip Technology, Inc.                             82,426    6,597,377
*   Micron Technology, Inc.                               375,175   10,549,921
    Microsoft Corp.                                     2,781,467  202,212,651
    Motorola Solutions, Inc.                               58,801    5,332,075
    NetApp, Inc.                                           96,613    4,194,936
    NVIDIA Corp.                                          214,360   34,835,644
    Oracle Corp.                                        1,081,618   54,005,187
    Paychex, Inc.                                         115,817    6,700,013
*   PayPal Holdings, Inc.                                 402,049   23,539,969
#*  Qorvo, Inc.                                            45,862    3,144,299
    QUALCOMM, Inc.                                        532,088   28,301,761
*   Red Hat, Inc.                                          64,001    6,327,779
*   salesforce.com, Inc.                                  240,546   21,841,577

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Information Technology -- (Continued)
#   Seagate Technology P.L.C.                          107,999 $    3,559,647
#   Skyworks Solutions, Inc.                            66,242      6,946,799
    Symantec Corp.                                     217,649      6,744,943
*   Synopsys, Inc.                                      53,571      4,101,931
    TE Connectivity, Ltd.                              128,306     10,314,519
    Texas Instruments, Inc.                            358,858     29,203,864
    Total System Services, Inc.                         59,131      3,752,453
#*  VeriSign, Inc.                                      32,091      3,246,646
#   Visa, Inc. Class A                                 665,148     66,222,135
    Western Digital Corp.                              105,254      8,959,220
#   Western Union Co. (The)                            171,873      3,394,492
    Xerox Corp.                                         76,135      2,335,060
#   Xilinx, Inc.                                        89,335      5,651,332
                                                               --------------
Total Information Technology                                    1,736,270,287
                                                               --------------
Materials -- (2.8%)
    Air Products & Chemicals, Inc.                      78,682     11,184,646
    Albemarle Corp.                                     39,993      4,631,189
    Avery Dennison Corp.                                32,048      2,978,221
    Ball Corp.                                         125,427      5,255,391
#   CF Industries Holdings, Inc.                        83,572      2,452,838
    Dow Chemical Co. (The)                             404,691     25,997,350
    Eastman Chemical Co.                                52,394      4,357,085
    Ecolab, Inc.                                        94,275     12,413,189
    EI du Pont de Nemours & Co.                        312,164     25,663,003
#   FMC Corp.                                           47,795      3,650,582
*   Freeport-McMoRan, Inc.                             480,683      7,027,586
#   International Flavors & Fragrances, Inc.            28,362      3,777,251
    International Paper Co.                            149,219      8,204,061
    LyondellBasell Industries NV Class A               119,369     10,753,953
    Martin Marietta Materials, Inc.                     22,333      5,056,861
    Monsanto Co.                                       157,729     18,425,902
    Mosaic Co. (The)                                   127,530      3,078,574
    Newmont Mining Corp.                               191,488      7,117,609
    Nucor Corp.                                        114,833      6,622,419
    Packaging Corp. of America                          33,934      3,715,094
    PPG Industries, Inc.                                92,589      9,744,992
    Praxair, Inc.                                      103,309     13,446,700
#   Sealed Air Corp.                                    69,957      3,043,829
    Sherwin-Williams Co. (The)                          29,281      9,875,603
    Vulcan Materials Co.                                47,408      5,836,873
    WestRock Co.                                        90,730      5,209,717
                                                               --------------
Total Materials                                                   219,520,518
                                                               --------------
Real Estate -- (2.8%)
#   Alexandria Real Estate Equities, Inc.               32,449      3,934,441
    American Tower Corp.                               152,863     20,839,813
    Apartment Investment & Management Co. Class A       56,137      2,557,040
#   AvalonBay Communities, Inc.                         49,565      9,533,828
    Boston Properties, Inc.                             55,399      6,698,293
*   CBRE Group, Inc. Class A                           109,288      4,151,851
    Crown Castle International Corp.                   145,023     14,586,413

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Real Estate -- (Continued)
    Digital Realty Trust, Inc.                            57,383 $  6,618,555
    Duke Realty Corp.                                    128,088    3,662,036
    Equinix, Inc.                                         28,157   12,691,205
    Equity Residential                                   132,375    9,009,443
#   Essex Property Trust, Inc.                            23,502    6,150,473
#   Extra Space Storage, Inc.                             44,817    3,562,952
#   Federal Realty Investment Trust                       25,860    3,429,812
#   GGP, Inc.                                            208,567    4,715,700
    HCP, Inc.                                            167,877    5,313,307
#   Host Hotels & Resorts, Inc.                          267,432    4,990,281
#   Iron Mountain, Inc.                                   87,306    3,180,558
*   JBG SMITH Properties                                       1           18
#   Kimco Realty Corp.                                   152,186    3,071,113
#   Macerich Co. (The)                                    42,786    2,455,489
    Mid-America Apartment Communities, Inc.               40,721    4,215,845
    Prologis, Inc.                                       191,654   11,654,480
#   Public Storage                                        54,032   11,107,358
#   Realty Income Corp.                                   98,924    5,644,603
#   Regency Centers Corp.                                 52,952    3,506,481
    Simon Property Group, Inc.                           112,204   17,784,334
#   SL Green Realty Corp.                                 36,359    3,754,794
    UDR, Inc.                                             95,135    3,718,827
    Ventas, Inc.                                         127,969    8,618,712
    Vornado Realty Trust                                  62,253    4,939,776
    Welltower, Inc.                                      132,332    9,711,845
    Weyerhaeuser Co.                                     270,993    8,948,189
                                                                 ------------
Total Real Estate                                                 224,757,865
                                                                 ------------
Telecommunication Services -- (2.1%)
    AT&T, Inc.                                         2,214,938   86,382,582
#   CenturyLink, Inc.                                    196,111    4,563,503
*   Level 3 Communications, Inc.                         105,619    6,197,723
    Verizon Communications, Inc.                       1,469,673   71,132,173
                                                                 ------------
Total Telecommunication Services                                  168,275,981
                                                                 ------------
Utilities -- (3.1%)
    AES Corp.                                            234,782    2,624,863
    Alliant Energy Corp.                                  81,222    3,291,928
    Ameren Corp.                                          87,380    4,902,018
    American Electric Power Co., Inc.                    177,506   12,521,273
    American Water Works Co., Inc.                        64,098    5,198,348
    CenterPoint Energy, Inc.                             156,512    4,412,073
    CMS Energy Corp.                                     100,921    4,666,587
#   Consolidated Edison, Inc.                            110,297    9,139,209
#   Dominion Resources, Inc.                             226,014   17,443,761
    DTE Energy Co.                                        64,830    6,940,700
    Duke Energy Corp.                                    251,758   21,429,641
    Edison International                                 117,747    9,264,334
    Entergy Corp.                                         64,425    4,942,686
#   Eversource Energy                                    114,522    6,961,792
    Exelon Corp.                                         334,689   12,831,976
#   FirstEnergy Corp.                                    161,352    5,148,742

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
      NextEra Energy, Inc.                               168,496 $   24,615,581
      NiSource, Inc.                                     115,410      3,007,585
      NRG Energy, Inc.                                   111,935      2,755,840
      PG&E Corp.                                         184,533     12,491,039
      Pinnacle West Capital Corp.                         39,725      3,445,349
      PPL Corp.                                          246,897      9,463,562
      Public Service Enterprise Group, Inc.              182,823      8,221,550
      SCANA Corp.                                         52,044      3,350,072
#     Sempra Energy                                       90,650     10,244,356
      Southern Co. (The)                                 357,331     17,126,875
#     WEC Energy Group, Inc.                             113,849      7,169,072
      Xcel Energy, Inc.                                  182,853      8,650,775
                                                                 --------------
Total Utilities                                                     242,261,587
                                                                 --------------
TOTAL COMMON STOCKS                                               7,620,248,248
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       7,620,248,248
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                     19,570,008     19,570,008
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund                  23,190,512    268,360,601
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,844,415,337)^^            $7,908,178,857
                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------  ------------ ------- --------------

Common Stocks
   Consumer Discretionary  $  938,561,769            --   --    $  938,561,769
   Consumer Staples           659,173,513            --   --       659,173,513
   Energy                     458,110,748            --   --       458,110,748
   Financials               1,105,517,770            --   --     1,105,517,770
   Health Care              1,095,914,327            --   --     1,095,914,327
   Industrials                771,883,883            --   --       771,883,883
   Information Technology   1,736,270,287            --   --     1,736,270,287
   Materials                  219,520,518            --   --       219,520,518
   Real Estate                224,757,865            --   --       224,757,865
   Telecommunication
     Services                 168,275,981            --   --       168,275,981
   Utilities                  242,261,587            --   --       242,261,587
Temporary Cash
  Investments                  19,570,008            --   --        19,570,008
Securities Lending
  Collateral                           --  $268,360,601   --       268,360,601
Futures Contracts**               (19,421)           --   --           (19,421)
                           --------------  ------------   --    --------------
TOTAL                      $7,639,798,835  $268,360,601   --    $7,908,159,436
                           ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company                                 $170,223,894
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $95,811,900)^^                                          $170,223,894
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company                               $3,545,458,210
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,190,398,280)^^                                     $3,545,458,210
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company                                  $55,658,750
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $21,990,570)^^                                           $55,658,750
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company                               $9,349,214,360
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $8,079,848,140)^^                                     $9,349,214,360
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company                                  $12,846,100
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $12,807,305)^^                                           $12,846,100
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company                               $2,446,613,925
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,095,928,541)^^                                     $2,446,613,925
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company                               $1,755,032,309
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $931,735,566)^^                                       $1,755,032,309
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company                                  $77,748,061
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $(1,796,274))^^                                          $77,748,061
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
    AGENCY OBLIGATIONS -- (4.9%)
    Federal Home Loan Bank
        1.750%, 12/14/18                                     700  $  703,772
        1.250%, 01/16/19                                     350     349,530
        1.375%, 03/18/19                                     500     500,189
        5.375%, 05/15/19                                     810     866,698
        1.625%, 06/14/19                                     600     601,993
    Federal National Mortgage Association
        1.125%, 12/14/18                                     800     797,630
                                                                  ----------
    TOTAL AGENCY OBLIGATIONS                                       3,819,812
                                                                  ----------
    BONDS -- (94.5%)
    African Development Bank
        1.625%, 10/02/18                                     700     701,459
        1.000%, 11/02/18                                   1,200   1,193,683
    Agence Francaise de Developpement
        1.375%, 08/02/19                                     200     198,347
    Apple, Inc.
        1.550%, 02/08/19                                     659     659,388
        2.100%, 05/06/19                                     500     505,216
    Asian Development Bank
        1.875%, 04/12/19                                     250     251,622
    Australia & New Zealand Banking Group, Ltd.
        2.000%, 11/16/18                                     500     502,340
        2.250%, 06/13/19                                     500     504,826
        1.600%, 07/15/19                                     500     497,842
    Bank Nederlandse Gemeenten NV
        1.375%, 01/28/19                                     700     698,055
    ##  1.500%, 02/15/19                                     250     249,765
        1.500%, 02/15/19                                     900     899,127
    Bank of Montreal
        1.400%, 04/10/18                                   1,000     999,354
        1.350%, 08/28/18                                     236     235,305
    Bank of Nova Scotia (The)
        2.050%, 10/30/18                                   1,748   1,756,712
        1.950%, 01/15/19                                     500     501,786
    Caisse d'Amortissement de la Dette Sociale
    ##  1.500%, 01/28/19                                     600     599,184
        1.500%, 01/28/19                                     750     748,794
    Caisse des Depots et Consignations
        1.500%, 11/13/18                                   1,800   1,796,144
    Chevron Corp.
        1.790%, 11/16/18                                   2,200   2,208,433
    Cisco Systems, Inc.
        2.125%, 03/01/19                                   2,350   2,372,036
    Commonwealth Bank of Australia
        2.500%, 09/20/18                                     750     757,093
        1.750%, 11/02/18                                   1,125   1,125,655
        2.250%, 03/13/19                                     476     479,683

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
    Cooperatieve Rabobank UA
        2.250%, 01/14/19                                   1,450  $1,463,173
    Council Of Europe Development Bank
        1.500%, 05/17/19                                     800     800,036
    Dexia Credit Local SA
        2.250%, 01/30/19                                     600     603,958
    Erste Abwicklungsanstalt
        1.625%, 02/21/19                                   1,600   1,597,930
    European Bank for Reconstruction & Development
        1.625%, 11/15/18                                   2,350   2,354,249
    European Investment Bank
        1.625%, 12/18/18                                     500     501,204
        2.125%, 03/15/19                                     467     471,724
        1.250%, 05/15/19                                   1,250   1,244,469
    Export Development Canada
        1.500%, 10/03/18                                     250     250,246
    Exxon Mobil Corp.
        1.708%, 03/01/19                                   1,275   1,278,060
    FMS Wertmanagement AoeR
        1.625%, 11/20/18                                     600     601,358
    Japan Finance Organization for Municipalities
        1.500%, 09/12/17                                   1,609   1,608,430
    Kommunalbanken A.S.
        2.125%, 03/15/19                                   2,300   2,320,194
    Kommuninvest I Sverige AB
        1.125%, 10/09/18                                     500     497,882
    Kreditanstalt fuer Wiederaufbau
        1.125%, 11/16/18                                     950     946,708
        1.500%, 02/06/19                                     750     750,480
    Landeskreditbank Baden-Wuerttemberg Foerderbank
        1.625%, 02/01/19                                     300     300,498
    Manitoba, Province of Canada
        1.750%, 05/30/19                                     500     500,737
    Microsoft Corp.
        1.300%, 11/03/18                                   1,875   1,873,292
    Municipality Finance P.L.C.
    ##  1.250%, 09/10/18                                   1,000     997,319
        1.250%, 09/10/18                                     500     498,660
        1.250%, 04/18/19                                     700     695,705
    National Australia Bank, Ltd.
        2.300%, 07/25/18                                     400     402,896
        2.250%, 07/01/19                                   1,250   1,259,714
    Nederlandse Waterschapsbank NV
    ##  1.500%, 01/23/19                                   1,150   1,149,100
        1.875%, 03/13/19                                     500     502,278
    Nordic Investment Bank
        0.875%, 09/27/18                                   1,000     993,700
    NRW Bank
        1.375%, 08/20/18                                   1,200   1,198,304

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
Oesterreichische Kontrollbank AG
      1.625%, 03/12/19                                     1,600 $ 1,601,742
      1.125%, 04/26/19                                       500     496,197
Ontario, Province of Canada
      2.000%, 09/27/18                                     1,800   1,809,668
      2.000%, 01/30/19                                       500     503,048
Oracle Corp.
      2.375%, 01/15/19                                     1,025   1,038,009
Pfizer, Inc.
      1.200%, 06/01/18                                       322     321,353
      2.100%, 05/15/19                                       876     885,077
Royal Bank of Canada
      2.150%, 03/15/19                                     1,420   1,430,612
      1.625%, 04/15/19                                       842     840,243
Shell International Finance BV
      1.625%, 11/10/18                                     1,925   1,926,165
      2.000%, 11/15/18                                       400     402,244
State of North Rhine-Westphalia Germany
      1.875%, 06/17/19                                       900     903,244
Statoil ASA
      1.150%, 05/15/18                                       800     797,620
Svensk Exportkredit AB
      1.250%, 04/12/19                                     1,150   1,143,931
      1.875%, 06/17/19                                     1,000   1,005,219
Svenska Handelsbanken AB
      2.500%, 01/25/19                                     2,116   2,139,640
Toronto-Dominion Bank (The)
      2.625%, 09/10/18                                     1,250   1,264,617
      1.950%, 01/22/19                                     1,046   1,050,490
Total Capital International SA
      2.125%, 01/10/19                                       300     302,375
Total Capital SA
      2.125%, 08/10/18                                     1,950   1,963,338
Toyota Motor Credit Corp.
      1.550%, 07/13/18                                       750     750,480
      2.100%, 01/17/19                                       750     756,542
      1.700%, 02/19/19                                       500     501,231
      1.400%, 05/20/19                                       198     197,339
Westpac Banking Corp.
      2.250%, 01/17/19                                     2,334   2,352,635
                                                                 -----------
TOTAL BONDS                                                       74,487,212
                                                                 -----------
U.S. TREASURY OBLIGATIONS -- (0.3%)
U.S. Treasury Notes
      0.875%, 04/15/19                                       250     248,067
                                                                 -----------
TOTAL INVESTMENT SECURITIES                                       78,555,091
                                                                 -----------

                                                         SHARES
                                                         -------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money
        Market Fund, 0.940%                              237,139 $   237,139
                                                                 -----------
SECURITIES LENDING COLLATERAL -- (0.0%)
(S)@  DFA Short Term Investment Fund                          17         202
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $78,792,838)^^                                             $78,792,432
                                                                 ===========

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------- ----------- ------- -----------
Agency Obligations                           -- $ 3,819,812   --    $ 3,819,812
Bonds                                        --  74,487,212   --     74,487,212
U.S. Treasury Obligations                    --     248,067   --        248,067
Temporary Cash Investments             $237,139          --   --        237,139
Securities Lending Collateral                --         202   --            202
                                       -------- -----------   --    -----------
TOTAL                                  $237,139 $78,555,293   --    $78,792,432
                                       ======== ===========   ==    ===========

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
U.S. TREASURY OBLIGATIONS -- (99.5%)
U.S. Treasury Notes
   1.250%, 12/15/18                                      $  7,500 $  7,494,142
   1.375%, 12/31/18                                        21,200   21,220,712
   1.125%, 01/15/19                                         6,500    6,482,483
   1.250%, 01/31/19                                         5,250    5,244,461
   0.750%, 02/15/19                                         5,000    4,957,030
   2.750%, 02/15/19                                         9,600    9,809,626
   1.500%, 02/28/19                                        29,400   29,476,940
   1.000%, 03/15/19                                         2,000    1,989,688
   0.875%, 04/15/19                                        23,300   23,119,798
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS                                    109,794,880
                                                                  ------------
TOTAL INVESTMENT SECURITIES                                        109,794,880
                                                                  ------------

                                                          SHARES
                                                         --------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.940%                                  568,200      568,200
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $110,464,853)^^               $110,363,080
                                                                  ============

DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                    -------- ------------ ------- ------------
U.S. Treasury Obligations                 -- $109,794,880   --    $109,794,880
Temporary Cash Investments          $568,200           --   --         568,200
                                    -------- ------------   --    ------------
TOTAL                               $568,200 $109,794,880   --    $110,363,080
                                    ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES        VALUE+
                                                          ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                    149,030,325 $2,974,645,285
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                    107,181,474  1,460,883,488
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                     47,205,819    990,378,084
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     21,720,707    468,081,239
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                      4,508,935    159,165,394
                                                                      --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $4,120,806,687)                                             6,053,153,490
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money
  Market Fund, 0.940% (Cost $1,998,470)                     1,998,470      1,998,470
                                                                      --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $4,122,805,157)^^              $6,055,151,960
                                                                      ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                 -------------- ------- ------- --------------
Affiliated Investment Companies  $6,053,153,490   --      --    $6,053,153,490
Temporary Cash Investments            1,998,470   --      --         1,998,470
                                 --------------   --      --    --------------
TOTAL                            $6,055,151,960   --      --    $6,055,151,960
                                 ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                                SHARES       VALUE+
                                                                              ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                                        54,376,259 $1,085,350,132
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                        56,777,582    552,445,875
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                        39,231,421    534,724,266
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                        33,910,360    368,266,510
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                        17,307,239    363,105,869
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                        16,966,678    184,088,453
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                        16,735,243    184,087,669
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                         7,937,064    171,043,737
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                         7,809,815     91,999,620
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                         9,135,866     91,998,175
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                         1,627,852     57,463,169
                                                                                         --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,956,461,629)                                                                3,684,573,475
                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.940%
  (Cost $3,789,959)                                                            3,789,959      3,789,959
                                                                                         --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $2,960,251,588)^^                                 $3,688,363,434
                                                                                         ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                 -------------- ------- ------- --------------
Affiliated Investment Companies  $3,684,573,475   --      --    $3,684,573,475
Temporary Cash Investments            3,789,959   --      --         3,789,959
                                 --------------   --      --    --------------
TOTAL                            $3,688,363,434   --      --    $3,688,363,434
                                 ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                                SHARES      VALUE+
                                                                              ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                        22,711,443 $246,646,272
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                        24,724,818  246,506,439
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                                         5,101,002  101,816,000
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                         7,700,583   90,712,870
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                         3,692,654   50,330,877
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                         1,629,496   34,186,823
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                         3,245,462   32,681,806
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                           746,141   16,079,345
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                           155,628    5,493,672
                                                                                         ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $733,729,793)                                                                  824,454,104
                                                                                         ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.940%
  (Cost $1,516,145)                                                            1,516,145    1,516,145
                                                                                         ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $735,245,938)^^                                   $825,970,249
                                                                                         ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
Affiliated Investment Companies      $824,454,104   --      --    $824,454,104
Temporary Cash Investments              1,516,145   --      --       1,516,145
                                     ------------   --      --    ------------
TOTAL                                $825,970,249   --      --    $825,970,249
                                     ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2017, the Fund consisted of fourteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds", eight are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

As of July 31, 2017 LWAS/DFA Two-Year Fixed Income Portfolio changed its name to DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio changed its name to DFA Two-Year Government Portfolio.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund's investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2017, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                           EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
              DESCRIPTION     DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
              -----------  ---------- --------- -------- ----------- ----------
 U.S. Large       S&P 500
   Company          Emini
   Portfolio     Index(R)   09/15/17     189    $23,323     $(19)       $974
                                                -------     ----        ----
                                                $23,323     $(19)       $974
                                                =======     ====        ====

FEDERAL TAX COST

At July 31, 2017, the total cost of securities for federal income tax purposes was:

        U.S. Large Company Portfolio                    $4,023,802,139
        U.S. Large Cap Value Portfolio II                   95,824,281
        U.S. Large Cap Value Portfolio III               2,190,544,899
        LWAS/DFA U.S. High Book to Market Portfolio         21,999,959
        DFA International Value Portfolio                8,105,028,398
        DFA International Value Portfolio II                13,153,330
        DFA International Value Portfolio III            2,102,239,877
        Tax-Managed U.S. Marketwide Value Portfolio II     930,917,772
        Emerging Markets Portfolio II                       (1,277,310)
        DFA Two-Year Fixed Income Portfolio                 78,792,838
        DFA Two-Year Government Portfolio                  110,464,854
        Global Equity Portfolio                          4,262,497,972
        Global Allocation 60/40 Portfolio                2,987,575,307
        Global Allocation 25/75 Portfolio                  742,724,377

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
COMMON STOCKS -- (95.7%)

Consumer Discretionary -- (13.5%)
#   Adient P.L.C.                                          150,937 $  9,881,845
#   Autoliv, Inc.                                          286,869   31,093,731
#*  AutoNation, Inc.                                       296,816   12,579,062
#   Bed Bath & Beyond, Inc.                                290,144    8,675,306
#   Best Buy Co., Inc.                                   1,711,779   99,865,187
#   BorgWarner, Inc.                                     1,060,592   49,572,070
#   CalAtlantic Group, Inc.                                 14,193      498,174
    Carnival Corp.                                       1,192,760   79,652,513
#   CBS Corp. Class A                                        7,236      478,227
*   Charter Communications, Inc. Class A                   996,600  390,577,506
    Comcast Corp. Class A                               21,211,780  858,016,501
#*  Discovery Communications, Inc. Class A                 644,292   15,849,583
#*  Discovery Communications, Inc. Class C                 621,252   14,369,559
*   Dollar Tree, Inc.                                      369,560   26,637,885
    DR Horton, Inc.                                      2,705,036   96,542,735
#   Ford Motor Co.                                      15,782,331  177,077,754
#   Garmin, Ltd.                                           416,768   20,917,586
    General Motors Co.                                   6,055,833  217,888,871
#   Gentex Corp.                                           945,271   16,088,512
#   Goodyear Tire & Rubber Co. (The)                     1,509,524   47,565,101
#*  Hyatt Hotels Corp. Class A                              44,108    2,451,082
#   International Game Technology P.L.C.                    11,477      218,522
#   Kohl's Corp.                                         1,387,664   57,379,906
    Lear Corp.                                             258,805   38,352,313
#   Lennar Corp. Class A                                 1,456,943   76,402,091
#   Lennar Corp. Class B                                     8,428      374,793
*   Liberty Broadband Corp. Class A                         27,366    2,707,045
#*  Liberty Broadband Corp. Class C                        136,728   13,560,683
#*  Liberty Interactive Corp., QVC Group Class A         2,625,221   62,847,791
#*  Liberty Media Corp.-Liberty Braves Class A              15,711      396,546
#*  Liberty Media Corp.-Liberty Braves Class C              31,424      792,827
#*  Liberty Media Corp.-Liberty Formula One Class A         39,281    1,325,734
#*  Liberty Media Corp.-Liberty Formula One Class C         78,562    2,763,026
*   Liberty Media Corp.-Liberty SiriusXM Class A           157,126    7,248,222
*   Liberty Media Corp.-Liberty SiriusXM Class C           314,252   14,455,592
#*  Liberty Ventures Series A                               59,566    3,608,508
*   LKQ Corp.                                              786,321   27,175,254
#   Macy's, Inc.                                         1,470,252   34,918,485
#*  Madison Square Garden Co. (The) Class A                  7,458    1,638,672
#   MGM Resorts International                            2,471,336   81,381,094
*   Mohawk Industries, Inc.                                509,711  126,912,942
    Newell Brands, Inc.                                    485,814   25,612,114
    News Corp. Class A                                     326,912    4,678,111
    News Corp. Class B                                      40,936      601,759
#*  Norwegian Cruise Line Holdings, Ltd.                 1,146,565   63,141,335
#   Penske Automotive Group, Inc.                          147,676    6,429,813
#   PulteGroup, Inc.                                     2,391,049   58,389,417
    PVH Corp.                                              372,297   44,411,309
#   Ralph Lauren Corp.                                      84,680    6,406,042
    Royal Caribbean Cruises, Ltd.                        1,461,968  165,304,722
#   Signet Jewelers, Ltd.                                   35,969    2,199,864

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Consumer Discretionary -- (Continued)
#*  Skechers U.S.A., Inc. Class A                         13,762 $      386,575
    Staples, Inc.                                      2,175,724     22,083,599
#   TEGNA, Inc.                                          804,581     11,931,936
    Time Warner, Inc.                                  3,804,556    389,662,625
#   Toll Brothers, Inc.                                  338,804     13,074,446
#   Viacom, Inc. Class A                                   2,694        109,107
#   Viacom, Inc. Class B                                 797,742     27,857,151
#   Whirlpool Corp.                                      537,196     95,556,424
                                                                 --------------
Total Consumer Discretionary                                      3,668,575,185
                                                                 --------------
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co.                         2,604,355    109,851,694
#   British American Tobacco P.L.C. Sponsored ADR         42,737      2,671,888
#   Bunge, Ltd.                                          942,378     73,873,011
#   Coty, Inc. Class A                                   254,401      5,210,133
    CVS Health Corp.                                   4,495,075    359,291,345
#*  Edgewell Personal Care Co.                            25,746      1,858,861
    Ingredion, Inc.                                      146,985     18,126,190
    JM Smucker Co. (The)                                 895,585    109,171,812
    Kraft Heinz Co. (The)                              1,052,555     92,056,460
    Molson Coors Brewing Co. Class B                     839,181     74,670,325
    Mondelez International, Inc. Class A               3,943,573    173,596,084
    Pinnacle Foods, Inc.                                 489,872     29,088,599
#*  Post Holdings, Inc.                                  362,292     30,142,694
    Seaboard Corp.                                            13         55,575
#*  TreeHouse Foods, Inc.                                102,056      8,657,411
    Tyson Foods, Inc. Class A                          1,959,828    124,174,702
    Wal-Mart Stores, Inc.                              5,670,262    453,564,257
    Walgreens Boots Alliance, Inc.                     2,364,310    190,728,888
    Whole Foods Market, Inc.                             922,271     38,514,037
                                                                 --------------
Total Consumer Staples                                            1,895,303,966
                                                                 --------------
Energy -- (10.6%)
    Anadarko Petroleum Corp.                             969,947     44,297,479
*   Andeavor                                             993,663     98,899,278
#*  Antero Resources Corp.                                18,918        390,089
#   Apache Corp.                                         253,665     12,551,344
    Baker Hughes a GE Co.                              1,045,521     38,569,270
    Chevron Corp.                                      3,657,143    399,323,444
#*  Concho Resources, Inc.                               503,232     65,551,000
    ConocoPhillips                                     3,048,874    138,327,413
#*  Continental Resources, Inc.                          194,483      6,501,567
#*  Diamondback Energy, Inc.                              63,757      6,113,021
    Exxon Mobil Corp.                                 12,312,348    985,480,334
#   Helmerich & Payne, Inc.                              446,159     22,584,569
#   Hess Corp.                                           918,391     40,905,135
#   HollyFrontier Corp.                                  645,042     18,603,011
    Kinder Morgan, Inc.                                5,066,511    103,508,820
#   Marathon Oil Corp.                                 3,272,198     40,018,982
    Marathon Petroleum Corp.                           2,313,489    129,532,249
#   Murphy Oil Corp.                                     309,108      8,216,091
#   National Oilwell Varco, Inc.                       1,541,020     50,406,764

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Noble Energy, Inc.                                 1,659,899 $   47,987,680
    Occidental Petroleum Corp.                         1,870,526    115,841,675
#   ONEOK, Inc.                                          219,630     12,424,469
    Phillips 66                                        1,083,984     90,783,660
#   Pioneer Natural Resources Co.                         42,427      6,919,844
#   Range Resources Corp.                                144,745      3,055,567
*   Rice Energy, Inc.                                    102,107      2,855,933
#*  RSP Permian, Inc.                                     43,338      1,489,094
    Schlumberger, Ltd.                                 1,134,428     77,821,761
#   Targa Resources Corp.                              1,262,389     58,587,474
#*  TechnipFMC P.L.C.                                  1,719,087     49,062,743
#   Valero Energy Corp.                                2,810,052    193,809,286
    Williams Cos., Inc. (The)                            140,009      4,449,486
                                                                 --------------
Total Energy                                                      2,874,868,532
                                                                 --------------
Financials -- (22.8%)
    Aflac, Inc.                                        1,311,820    104,617,645
*   Alleghany Corp.                                       32,159     19,724,401
    Allstate Corp. (The)                               1,042,737     94,889,067
#   Ally Financial, Inc.                               2,615,436     59,213,471
    American Financial Group, Inc.                       427,555     43,354,077
    American International Group, Inc.                 2,238,867    146,533,845
*   Arch Capital Group, Ltd.                             176,406     17,157,248
    Assurant, Inc.                                       347,378     36,568,482
    Assured Guaranty, Ltd.                               466,679     21,005,222
    Axis Capital Holdings, Ltd.                          342,158     22,096,564
    Bank of America Corp.                             18,827,362    454,115,971
    Bank of New York Mellon Corp. (The)                4,371,881    231,840,849
#   BB&T Corp.                                         2,074,992     98,188,621
    BOK Financial Corp.                                    6,114        520,118
    Capital One Financial Corp.                        2,120,582    182,751,757
    Chubb, Ltd.                                          555,217     81,317,082
#   CIT Group, Inc.                                      503,470     23,990,345
    Citigroup, Inc.                                    8,300,814    568,190,718
#   Citizens Financial Group, Inc.                       912,076     31,995,626
#   CNA Financial Corp.                                  411,635     21,384,438
    Everest Re Group, Ltd.                               220,574     57,876,412
    Fairfax Financial Holdings, Ltd.                       8,543      4,068,611
    Fifth Third Bancorp                                4,926,179    131,528,979
#   First American Financial Corp.                       112,197      5,431,457
    Goldman Sachs Group, Inc. (The)                    1,076,397    242,544,536
    Hartford Financial Services Group, Inc. (The)      2,672,826    147,005,430
    Huntington Bancshares, Inc.                        4,370,200     57,905,150
    Invesco, Ltd.                                        513,904     17,868,442
    JPMorgan Chase & Co.                              11,460,834  1,052,104,561
    KeyCorp                                            2,533,014     45,695,573
    Leucadia National Corp.                              246,660      6,420,560
    Lincoln National Corp.                               907,300     66,287,338
    Loews Corp.                                        1,364,220     66,410,230
#   M&T Bank Corp.                                       291,572     47,569,972
    MetLife, Inc.                                      2,044,246    112,433,530
    Morgan Stanley                                     4,233,127    198,533,656
    Navient Corp.                                        764,605     11,277,924

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   New York Community Bancorp, Inc.                   1,100,233 $   14,446,059
    Old Republic International Corp.                     793,763     15,573,630
#   PacWest Bancorp                                      291,581     14,001,720
#   People's United Financial, Inc.                      393,343      6,859,902
    Pinnacle Financial Partners, Inc.                     13,530        864,567
    PNC Financial Services Group, Inc. (The)           1,353,171    174,288,425
    Principal Financial Group, Inc.                    1,639,822    109,458,118
#   Prosperity Bancshares, Inc.                           69,192      4,435,207
    Prudential Financial, Inc.                         1,042,426    118,033,896
    Regions Financial Corp.                            6,046,938     88,285,295
    Reinsurance Group of America, Inc.                   313,388     43,936,998
#   RenaissanceRe Holdings, Ltd.                         118,695     17,437,482
#*  Santander Consumer USA Holdings, Inc.                292,134      3,742,237
    State Street Corp.                                   524,339     48,884,125
    SunTrust Banks, Inc.                               1,256,570     71,988,895
    Synchrony Financial                                  159,750      4,843,620
    Travelers Cos., Inc. (The)                         1,165,331    149,267,248
    Unum Group                                         1,204,396     60,376,371
    Validus Holdings, Ltd.                               168,263      9,050,867
    Voya Financial, Inc.                                 184,436      7,237,269
    Wells Fargo & Co.                                 10,771,595    581,019,834
#   WR Berkley Corp.                                     223,593     15,421,209
#   XL Group, Ltd.                                     1,060,092     47,068,085
#   Zions Bancorporation                                 758,976     34,396,792
                                                                 --------------
Total Financials                                                  6,171,335,759
                                                                 --------------
Health Care -- (12.0%)
    Abbott Laboratories                                5,106,345    251,130,047
    Aetna, Inc.                                        1,805,018    278,532,328
    Allergan P.L.C.                                      496,938    125,392,365
    Anthem, Inc.                                       1,447,321    269,505,643
    Baxter International, Inc.                            77,675      4,697,784
*   Bio-Rad Laboratories, Inc. Class A                     7,494      1,765,811
*   Centene Corp.                                      1,054,392     83,739,813
    Cigna Corp.                                          403,350     70,005,426
    Danaher Corp.                                      2,229,450    181,677,880
*   DaVita, Inc.                                         968,792     62,758,346
    DENTSPLY SIRONA, Inc.                                160,668      9,966,236
#*  Envision Healthcare Corp.                             68,624      3,872,452
*   Express Scripts Holding Co.                        2,740,464    171,662,665
    Humana, Inc.                                         708,361    163,773,063
*   Laboratory Corp. of America Holdings                 721,272    114,617,333
#*  Mallinckrodt P.L.C.                                  487,783     22,340,461
#*  MEDNAX, Inc.                                         413,651     19,433,324
    Medtronic P.L.C.                                   4,257,228    357,479,435
#*  Mylan NV                                           1,365,926     53,257,455
    PerkinElmer, Inc.                                    137,678      9,063,343
#   Perrigo Co. P.L.C.                                   111,705      8,368,939
    Pfizer, Inc.                                      16,341,666    541,889,645
    Quest Diagnostics, Inc.                              953,902    103,317,126
#*  Quintiles IMS Holdings, Inc.                         202,524     18,338,548
#   STERIS P.L.C.                                        192,061     15,720,193
#*  Taro Pharmaceutical Industries, Ltd.                   9,494      1,085,449

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
    Teleflex, Inc.                                        39,706 $    8,227,877
    Thermo Fisher Scientific, Inc.                     1,050,474    184,389,701
#*  United Therapeutics Corp.                            128,754     16,532,014
    Universal Health Services, Inc. Class B              481,679     53,384,484
*   WellCare Health Plans, Inc.                          101,722     18,003,777
    Zimmer Biomet Holdings, Inc.                         204,432     24,801,690
                                                                 --------------
Total Health Care                                                 3,248,730,653
                                                                 --------------
Industrials -- (8.5%)
#*  AECOM                                                618,669     19,735,541
#   AGCO Corp.                                           425,114     30,667,724
#   AMERCO                                                51,218     19,901,266
#   Arconic, Inc.                                      2,391,789     59,292,449
    Carlisle Cos., Inc.                                  238,414     23,266,822
*   Colfax Corp.                                         148,210      6,118,109
    Copa Holdings SA Class A                              46,408      5,822,348
    CSX Corp.                                          4,454,823    219,800,967
    Cummins, Inc.                                        198,992     33,410,757
    Delta Air Lines, Inc.                              2,844,921    140,425,301
    Dover Corp.                                          830,218     69,738,312
    Eaton Corp. P.L.C.                                 1,736,611    135,889,811
    EMCOR Group, Inc.                                     17,959      1,212,232
    FedEx Corp.                                          624,040    129,819,041
    Fluor Corp.                                          890,347     38,667,770
    General Electric Co.                               2,108,359     53,995,074
#*  Genesee & Wyoming, Inc. Class A                       54,725      3,565,881
    Ingersoll-Rand P.L.C.                                830,409     72,976,343
    Jacobs Engineering Group, Inc.                       377,362     19,894,525
#*  JetBlue Airways Corp.                              2,305,410     50,557,641
    Johnson Controls International P.L.C.                740,079     28,826,077
    Kansas City Southern                                 620,638     64,043,635
    L3 Technologies, Inc.                                393,053     68,772,483
    Macquarie Infrastructure Corp.                       355,176     26,925,893
#   ManpowerGroup, Inc.                                  425,472     45,589,325
    Norfolk Southern Corp.                             1,571,094    176,873,763
#   Orbital ATK, Inc.                                     77,125      7,880,632
    Oshkosh Corp.                                        310,560     21,385,162
    Owens Corning                                        741,762     49,735,142
    PACCAR, Inc.                                         522,096     35,737,471
#   Pentair P.L.C.                                     1,008,228     63,588,940
*   Quanta Services, Inc.                                253,566      8,552,781
    Republic Services, Inc.                            2,011,081    129,151,622
    Rockwell Collins, Inc.                                10,306      1,097,898
    Southwest Airlines Co.                             1,315,118     73,002,200
    Spirit Aerosystems Holdings, Inc. Class A             31,638      1,911,884
    Stanley Black & Decker, Inc.                       1,079,268    151,842,215
#*  Stericycle, Inc.                                      83,250      6,416,910
#*  Teledyne Technologies, Inc.                           16,413      2,237,748
    Textron, Inc.                                      1,923,539     94,503,471
#   Trinity Industries, Inc.                               7,385        202,423
*   United Continental Holdings, Inc.                  1,015,739     68,745,216
#*  USG Corp.                                            171,791      4,645,229

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                  729,646 $   43,859,021
                                                                 --------------
Total Industrials                                                 2,310,285,055
                                                                 --------------
Information Technology -- (13.2%)
*   Akamai Technologies, Inc.                             44,939      2,118,424
    Amdocs, Ltd.                                         464,898     31,227,199
    Analog Devices, Inc.                                 119,434      9,436,480
#*  ARRIS International P.L.C.                           607,623     16,989,139
*   Arrow Electronics, Inc.                              652,120     53,010,835
    Avnet, Inc.                                          507,596     19,481,534
    Brocade Communications Systems, Inc.               1,391,533     17,575,062
    CA, Inc.                                           2,950,360     91,579,174
#*  Cars.com, Inc.                                        73,612      1,788,772
    Cisco Systems, Inc.                               23,529,059    739,988,906
#*  CommerceHub, Inc. Series C                            53,314        958,586
    Corning, Inc.                                      3,683,566    107,339,113
*   Dell Technologies, Inc. Class V                      703,394     45,207,132
#   Dolby Laboratories, Inc. Class A                      16,116        834,003
    DXC Technology Co.                                 1,074,893     84,250,113
*   EchoStar Corp. Class A                                14,785        897,893
    Fidelity National Information Services, Inc.       1,455,335    132,755,659
#*  First Solar, Inc.                                     27,062      1,334,427
*   Flex, Ltd.                                         1,552,059     24,817,423
    FLIR Systems, Inc.                                   105,840      3,949,949
    Hewlett Packard Enterprise Co.                     9,176,127    160,673,984
    HP, Inc.                                           9,619,949    183,741,026
    Intel Corp.                                       22,961,820    814,455,755
#   Jabil, Inc.                                          825,827     25,187,724
    Juniper Networks, Inc.                             2,557,961     71,495,010
#   Lam Research Corp.                                 1,022,498    163,047,531
    Leidos Holdings, Inc.                                533,173     28,492,765
    LogMeIn, Inc.                                          2,049        238,606
    Marvell Technology Group, Ltd.                       808,260     12,576,526
#*  Micron Technology, Inc.                            5,266,057    148,081,523
*   Microsemi Corp.                                       57,304      2,984,392
*   Nuance Communications, Inc.                          145,478      2,516,769
    NVIDIA Corp.                                         858,270    139,477,458
#*  ON Semiconductor Corp.                               550,404      8,228,540
#*  Qorvo, Inc.                                          276,209     18,936,889
    QUALCOMM, Inc.                                     2,982,903    158,660,611
#   SS&C Technologies Holdings, Inc.                     122,197      4,736,356
#   SYNNEX Corp.                                         187,099     22,249,813
*   Synopsys, Inc.                                        83,602      6,401,405
    TE Connectivity, Ltd.                                881,903     70,896,182
    Teradyne, Inc.                                       130,425      4,511,401
    Western Digital Corp.                              1,222,328    104,044,559
#*  WEX, Inc.                                              1,826        198,450
    Xerox Corp.                                        1,627,144     49,904,507
                                                                 --------------
Total Information Technology                                      3,587,277,605
                                                                 --------------
Materials -- (3.2%)
#   Albemarle Corp.                                      492,856     57,072,725

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
Materials -- (Continued)
             Alcoa Corp.                                630,485 $    22,949,654
             Ashland Global Holdings, Inc.              376,541      24,463,869
#            CF Industries Holdings, Inc.             1,428,640      41,930,584
             Dow Chemical Co. (The)                     822,454      52,834,445
             Eastman Chemical Co.                       992,551      82,540,541
*            Freeport-McMoRan, Inc.                   3,027,411      44,260,749
             Huntsman Corp.                             258,591       6,883,692
#            Martin Marietta Materials, Inc.            101,369      22,952,983
#            Mosaic Co. (The)                         1,422,432      34,337,508
             Newmont Mining Corp.                     2,157,154      80,181,414
             Nucor Corp.                              2,380,637     137,291,336
#            Olin Corp.                                 922,649      27,199,693
             Reliance Steel & Aluminum Co.              425,994      30,824,926
#            Royal Gold, Inc.                            80,675       6,991,295
             Sonoco Products Co.                         12,855         623,210
             Steel Dynamics, Inc.                     1,328,072      47,027,030
#            Valvoline, Inc.                          1,033,732      23,434,704
             Vulcan Materials Co.                       275,139      33,875,114
#            Westlake Chemical Corp.                    342,667      24,110,050
             WestRock Co.                             1,076,555      61,815,788
                                                                ---------------
Total Materials                                                     863,601,310
                                                                ---------------
Real Estate -- (0.1%)
*            Howard Hughes Corp. (The)                    5,701         717,243
#            Jones Lang LaSalle, Inc.                   148,214      18,855,785
#            Realogy Holdings Corp.                      31,992       1,062,134
                                                                ---------------
Total Real Estate                                                    20,635,162
                                                                ---------------
Telecommunication Services -- (4.6%)
             AT&T, Inc.                              26,076,099   1,016,967,861
#            CenturyLink, Inc.                        3,894,965      90,635,836
*            Level 3 Communications, Inc.               843,237      49,481,147
#*           Sprint Corp.                             2,014,058      16,072,183
*            T-Mobile US, Inc.                          933,997      57,590,255
                                                                ---------------
Total Telecommunication Services                                  1,230,747,282
                                                                ---------------
Utilities -- (0.2%)
#*           Calpine Corp.                            1,538,972      22,130,417
#            NRG Energy, Inc.                         1,599,440      39,378,213
                                                                ---------------
Total Utilities                                                      61,508,630
                                                                ---------------
TOTAL COMMON STOCKS                                              25,932,869,139
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   196,076         198,997

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights                                   196,076 $            59
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   199,056
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      25,933,068,195
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940% 315,883,314     315,883,314
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@         DFA Short Term Investment Fund          72,779,436     842,203,638
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $18,972,964,161)^^          $27,091,155,147
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------- ------------ ------- ---------------

Common Stocks
   Consumer Discretionary  $ 3,668,575,185           --   --    $ 3,668,575,185
   Consumer Staples          1,895,303,966           --   --      1,895,303,966
   Energy                    2,874,868,532           --   --      2,874,868,532
   Financials                6,171,335,759           --   --      6,171,335,759
   Health Care               3,248,730,653           --   --      3,248,730,653
   Industrials               2,310,285,055           --   --      2,310,285,055
   Information Technology    3,587,277,605           --   --      3,587,277,605
   Materials                   863,601,310           --   --        863,601,310
   Real Estate                  20,635,162           --   --         20,635,162
   Telecommunication
     Services                1,230,747,282           --   --      1,230,747,282
   Utilities                    61,508,630           --   --         61,508,630
Rights/Warrants                         -- $    199,056   --            199,056
Temporary Cash
  Investments                  315,883,314           --   --        315,883,314
Securities Lending
  Collateral                            --  842,203,638   --        842,203,638
Futures Contracts**              2,261,695           --   --          2,261,695
                           --------------- ------------   --    ---------------
TOTAL                      $26,251,014,148 $842,402,694   --    $27,093,416,842
                           =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- ------------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (6.1%)
#   Alumina, Ltd.                                         312,287 $    474,324
    Aurizon Holdings, Ltd.                              2,938,279   11,793,530
#   Australia & New Zealand Banking Group, Ltd.         5,443,751  129,066,672
    Bank of Queensland, Ltd.                              796,768    7,680,359
    Bendigo & Adelaide Bank, Ltd.                       1,234,344   10,979,318
    BHP Billiton, Ltd.                                  6,597,392  137,400,020
#   BHP Billiton, Ltd. Sponsored ADR                    1,703,682   70,975,392
    BlueScope Steel, Ltd.                               2,247,686   23,678,342
    Boral, Ltd.                                         2,601,567   14,417,037
    Crown Resorts, Ltd.                                   365,827    3,725,578
    Downer EDI, Ltd.                                      512,922    2,610,812
    Fortescue Metals Group, Ltd.                        8,466,965   38,915,953
#   Harvey Norman Holdings, Ltd.                          360,705    1,261,221
    Incitec Pivot, Ltd.                                 4,609,977   11,770,149
    LendLease Group                                       478,880    6,459,240
    National Australia Bank, Ltd.                          94,926    2,275,642
    Newcrest Mining, Ltd.                               3,230,328   52,488,168
    Oil Search, Ltd.                                      170,719      908,328
*   Origin Energy, Ltd.                                 2,811,665   15,575,182
    QBE Insurance Group, Ltd.                           2,620,554   24,825,959
    Rio Tinto, Ltd.                                       579,499   30,548,564
*   Santos, Ltd.                                        4,975,438   13,519,618
    South32, Ltd.                                      14,274,113   33,292,267
    South32, Ltd. ADR                                     354,708    4,132,348
    Star Entertainment Grp, Ltd. (The)                  3,883,525   15,666,451
    Suncorp Group, Ltd.                                 2,438,480   27,870,988
    Tatts Group, Ltd.                                   1,234,411    3,950,329
    Treasury Wine Estates, Ltd.                           763,632    7,434,542
    Woodside Petroleum, Ltd.                            2,846,042   66,513,661
                                                                  ------------
TOTAL AUSTRALIA                                                    770,209,994
                                                                  ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                    98,143    4,065,561
    OMV AG                                                147,907    8,378,510
*   Raiffeisen Bank International AG                       44,884    1,322,717
                                                                  ------------
TOTAL AUSTRIA                                                       13,766,788
                                                                  ------------
BELGIUM -- (1.0%)
    Ageas                                                 642,764   28,936,392
    Colruyt SA                                                 11          616
    KBC Group NV                                          497,767   41,152,403
    Proximus SADP                                          42,890    1,508,217
    Solvay SA                                             287,867   41,274,709
    UCB SA                                                149,459   10,883,891
                                                                  ------------
TOTAL BELGIUM                                                      123,756,228
                                                                  ------------
CANADA -- (7.8%)
#   AltaGas, Ltd.                                         380,278    8,851,548
#   ARC Resources, Ltd.                                    10,111      139,409
    Bank of Montreal(063671101)                         1,729,598  131,224,600
    Bank of Montreal(2076009)                              85,939    6,518,060

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
CANADA -- (Continued)
*   BlackBerry, Ltd.                                     683,288 $  6,406,767
#   Cameco Corp.(13321L108)                              571,821    5,861,165
#   Cameco Corp.(2166160)                                507,476    5,197,889
#   Canadian Natural Resources, Ltd.(136385101)          321,617    9,841,480
    Canadian Natural Resources, Ltd.(2171573)            614,945   18,807,181
#   Cenovus Energy, Inc.                               1,331,857   11,200,917
    Crescent Point Energy Corp.(22576C101)             1,508,054   11,838,227
#   Crescent Point Energy Corp.(B67C8W8)                 822,786    6,467,458
    Eldorado Gold Corp.                                   62,239      131,791
    Element Fleet Management Corp.                       278,876    2,111,562
    Empire Co., Ltd. Class A                             798,335   12,973,144
#   Enbridge Income Fund Holdings, Inc.                  375,458    9,648,826
    Encana Corp.(292505104)                              924,931    9,304,806
    Encana Corp.(2793193)                                 27,200      273,800
    Fairfax Financial Holdings, Ltd.                      62,754   29,924,107
    Finning International, Inc.                           90,989    1,831,092
    First Quantum Minerals, Ltd.                       2,023,681   22,367,212
#   Genworth MI Canada, Inc.                              72,689    2,120,472
    Goldcorp, Inc.(380956409)                          1,155,114   15,166,647
    Goldcorp, Inc.(2676302)                            1,684,062   22,111,967
*   Husky Energy, Inc.                                 1,654,397   19,148,144
    Imperial Oil, Ltd.(2454241)                          187,707    5,386,931
#   Imperial Oil, Ltd.(453038408)                        111,871    3,203,986
    Industrial Alliance Insurance & Financial
      Services, Inc.                                     515,431   23,912,195
*   Kinross Gold Corp.                                 6,095,108   25,128,418
    Linamar Corp.                                         47,987    2,629,999
    Lundin Mining Corp.                                3,717,826   26,748,666
    Magna International, Inc.                            636,472   30,353,350
    Manulife Financial Corp.(2492519)                  3,005,038   61,896,431
    Manulife Financial Corp.(56501R106)                1,711,212   35,285,192
    Maple Leaf Foods, Inc.                                65,321    1,805,464
    Potash Corp. of Saskatchewan, Inc.                 1,571,839   28,135,918
    Sun Life Financial, Inc.(2566124)                  1,110,140   42,544,607
    Sun Life Financial, Inc.(866796105)                  306,432   11,745,539
    Suncor Energy, Inc.(B3NB1P2)                       3,911,426  127,593,916
    Suncor Energy, Inc.(867224107)                     1,160,407   37,852,476
#   Tahoe Resources, Inc.                                 82,700      452,387
    Teck Resources, Ltd. Class B(2879327)              1,355,792   29,426,695
#   Teck Resources, Ltd. Class B(878742204)            1,454,060   31,538,561
    TMX Group, Ltd.                                       25,000    1,325,446
*   Tourmaline Oil Corp.                               1,076,788   23,880,640
*   Turquoise Hill Resources, Ltd.(900435108)            127,382      419,087
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)            1,590,290    5,229,749
#*  Valeant Pharmaceuticals International, Inc.          929,533   15,300,113
    Veresen, Inc.                                         51,006      744,992
    West Fraser Timber Co., Ltd.                          11,349      603,065
    Wheaton Precious Metals Corp.                        200,486    4,071,871
#   Whitecap Resources, Inc.                             902,184    6,664,620
#   WSP Global, Inc.                                     369,514   14,999,883

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
    Yamana Gold, Inc.                                  3,207,591 $    8,361,477
                                                                 --------------
TOTAL CANADA                                                        976,709,945
                                                                 --------------
DENMARK -- (1.8%)
    AP Moller - Maersk A.S. Class A                        7,706     16,094,182
    AP Moller - Maersk A.S. Class B                       16,058     35,052,028
    Carlsberg A.S. Class B                               240,350     26,702,671
    Danske Bank A.S.                                     932,983     37,783,643
    DSV A.S.                                             470,071     30,350,461
#   H Lundbeck A.S.                                       74,464      4,464,993
    ISS A.S.                                             509,394     20,882,516
    Jyske Bank A.S.                                       94,849      5,944,788
#   Novozymes A.S. Class B                                47,990      2,215,959
    Tryg A.S.                                             10,592        238,662
    Vestas Wind Systems A.S.                             489,370     47,827,046
                                                                 --------------
TOTAL DENMARK                                                       227,556,949
                                                                 --------------
FINLAND -- (0.9%)
    Fortum Oyj                                         1,121,163     18,333,394
    Nokia Oyj                                          3,492,391     22,285,584
    Stora Enso Oyj Class R                             2,037,136     27,236,157
    Stora Enso Oyj Sponsored ADR                          91,500      1,223,355
    UPM-Kymmene Oyj                                    1,377,276     37,493,714
    UPM-Kymmene Oyj Sponsored ADR                         69,300      1,886,693
                                                                 --------------
TOTAL FINLAND                                                       108,458,897
                                                                 --------------
FRANCE -- (9.1%)
    AXA SA                                             2,859,375     84,447,280
#   AXA SA Sponsored ADR                                   5,793        170,720
    BNP Paribas SA                                     2,231,303    172,916,290
    Bollore SA                                         1,510,920      7,010,115
    Bouygues SA                                          709,374     30,413,777
    Casino Guichard Perrachon SA                         181,821     11,089,475
    Cie de Saint-Gobain                                  554,202     30,750,838
    Cie Generale des Etablissements Michelin             142,480     19,296,931
    CNP Assurances                                       497,075     12,000,225
    Credit Agricole SA                                 1,019,955     17,902,603
    Electricite de France SA                             883,807      8,971,199
    Engie SA                                           4,197,845     67,611,330
    Natixis SA                                         2,277,633     16,550,522
    Orange SA                                          5,424,781     91,282,106
    Peugeot SA                                         2,404,685     51,726,520
    Renault SA                                           838,993     75,586,458
    SCOR SE                                              349,012     14,719,877
    Societe Generale SA                                1,935,625    113,494,806
    STMicroelectronics NV                              1,809,335     30,654,083
    Total SA                                           5,191,725    264,018,291
    Vivendi SA                                         1,256,591     29,044,657
                                                                 --------------
TOTAL FRANCE                                                      1,149,658,103
                                                                 --------------
GERMANY -- (6.7%)
    Allianz SE                                           570,758    121,661,641

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
GERMANY -- (Continued)
#   Allianz SE Sponsored ADR                            2,786,628 $ 59,494,508
    BASF SE                                                 8,683      826,621
    Bayerische Motoren Werke AG                         1,004,588   92,300,968
*   Commerzbank AG                                      1,775,430   23,223,209
    Daimler AG                                          2,793,294  195,711,493
#   Deutsche Bank AG(5750355)                           1,634,829   29,112,467
    Deutsche Bank AG(D18190898)                         1,596,412   28,479,990
    Deutsche Lufthansa AG                               1,270,004   27,273,355
    Evonik Industries AG                                  299,183   10,189,440
    Fraport AG Frankfurt Airport Services Worldwide       112,679   11,283,566
    Fresenius Medical Care AG & Co. KGaA                  247,312   23,321,628
    Fresenius Medical Care AG & Co. KGaA ADR               16,919      796,546
    GEA Group AG                                           44,661    1,815,075
    Hannover Rueck SE                                      31,333    3,954,809
    HeidelbergCement AG                                   361,351   35,781,678
    Innogy SE                                             132,900    5,581,785
    Lanxess AG                                             78,559    6,057,990
    Linde AG                                              157,109   29,970,220
    Metro AG                                              731,062    8,215,220
*   Metro Wholesale & Food Specialist AG                  746,013   15,070,622
    Muenchener Rueckversicherungs-Gesellschaft AG         147,162   31,610,309
    OSRAM Licht AG                                          7,588      632,341
*   RWE AG                                              1,630,923   34,364,479
*   Talanx AG                                             179,139    7,387,185
#   Telefonica Deutschland Holding AG                   1,517,203    7,837,504
    Uniper SE                                             886,107   18,261,756
    Volkswagen AG                                          90,788   14,276,024
                                                                  ------------
TOTAL GERMANY                                                      844,492,429
                                                                  ------------
HONG KONG -- (2.5%)
#   Bank of East Asia, Ltd. (The)                         162,822      696,497
    Cathay Pacific Airways, Ltd.                        6,482,000   10,155,759
    CK Hutchison Holdings, Ltd.                         6,496,484   85,487,974
    FIH Mobile, Ltd.                                      712,000      237,897
    Great Eagle Holdings, Ltd.                             15,363       84,249
    Guoco Group, Ltd.                                       6,000       70,340
    Hang Lung Group, Ltd.                               2,833,000   10,761,106
    Hang Lung Properties, Ltd.                          4,709,000   11,711,693
    Henderson Land Development Co., Ltd.                  627,046    3,624,160
    Hopewell Holdings, Ltd.                               938,669    3,590,191
    Kerry Properties, Ltd.                              2,580,000    9,040,997
#   MTR Corp., Ltd.                                       460,959    2,661,844
    New World Development Co., Ltd.                    24,440,857   33,006,068
#   NWS Holdings, Ltd.                                  2,198,400    4,205,700
*   Orient Overseas International, Ltd.                    72,000      670,060
    Shangri-La Asia, Ltd.                               4,242,000    6,888,923
    Sino Land Co., Ltd.                                 6,268,592   10,338,602
    Sun Hung Kai Properties, Ltd.                       2,980,920   46,121,553
    Swire Pacific, Ltd. Class A                         2,098,000   20,904,797
    Swire Pacific, Ltd. Class B                         1,262,500    2,235,982
    Wharf Holdings, Ltd. (The)                          2,242,990   19,064,610
    Wheelock & Co., Ltd.                                3,631,000   27,361,380

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.                    160,000 $    660,586
                                                                  ------------
TOTAL HONG KONG                                                    309,580,968
                                                                  ------------
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                        1,482,594   12,373,422
    CRH P.L.C.                                            293,793   10,312,386
    CRH P.L.C. Sponsored ADR                              198,709    6,968,724
    Paddy Power Betfair P.L.C.                              6,217      622,895
                                                                  ------------
TOTAL IRELAND                                                       30,277,427
                                                                  ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                     7,300      398,898
    Bank Hapoalim BM                                    3,323,482   23,021,103
    Bank Leumi Le-Israel BM                             3,826,683   18,383,947
    Mizrahi Tefahot Bank, Ltd.                            261,601    4,727,108
                                                                  ------------
TOTAL ISRAEL                                                        46,531,056
                                                                  ------------
ITALY -- (1.6%)
    Assicurazioni Generali SpA                             27,438      497,676
*   Fiat Chrysler Automobiles NV(BRJFWP3)               4,223,093   50,923,551
#*  Fiat Chrysler Automobiles NV(N31738102)             1,464,345   17,703,931
*   GEDI Gruppo Editoriale SpA                            204,397      189,725
    Mediobanca SpA                                      1,304,109   13,606,570
*   Telecom Italia SpA                                 18,504,269   19,037,380
#*  Telecom Italia SpA Sponsored ADR                    1,847,002   19,208,821
*   UniCredit SpA                                       4,382,253   86,128,532
                                                                  ------------
TOTAL ITALY                                                        207,296,186
                                                                  ------------
JAPAN -- (20.9%)
#   Aeon Co., Ltd.                                      1,583,500   23,860,178
    Aisin Seiki Co., Ltd.                                 415,000   21,575,427
    Alfresa Holdings Corp.                                222,100    4,087,559
    Amada Holdings Co., Ltd.                              312,100    3,564,527
    Aoyama Trading Co., Ltd.                               41,900    1,460,516
    Asahi Glass Co., Ltd.                                 723,200   30,439,089
    Asahi Kasei Corp.                                   2,293,000   26,185,908
    Bank of Kyoto, Ltd. (The)                             568,400    5,448,181
    Brother Industries, Ltd.                               74,355    1,897,128
    Canon Marketing Japan, Inc.                           153,100    3,381,764
    Chiba Bank, Ltd. (The)                              1,064,000    7,633,617
    Chugoku Bank, Ltd. (The)                              256,900    3,723,815
    Citizen Watch Co., Ltd.                               850,000    6,319,896
    Coca-Cola Bottlers Japan, Inc.                        160,357    4,836,666
    COMSYS Holdings Corp.                                  31,300      641,228
    Concordia Financial Group, Ltd.                     2,530,100   12,758,523
    Credit Saison Co., Ltd.                               178,400    3,436,248
    Dai Nippon Printing Co., Ltd.                         901,000    9,938,157
    Dai-ichi Life Holdings, Inc.                        2,403,800   41,523,211
    Daicel Corp.                                           63,500      825,380
    Daido Steel Co., Ltd.                                 466,000    2,835,931
    Daiwa Securities Group, Inc.                        2,612,000   15,043,307
    Denka Co., Ltd.                                     1,174,000    6,519,958

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
JAPAN -- (Continued)
    Denso Corp.                                           362,000 $ 17,385,195
    DIC Corp.                                             228,700    8,626,201
    Dowa Holdings Co., Ltd.                               231,000    1,864,945
#   Ebara Corp.                                           266,800    7,804,968
    Fuji Media Holdings, Inc.                              52,200      754,203
    FUJIFILM Holdings Corp.                             1,123,900   41,312,711
    Fukuoka Financial Group, Inc.                       1,238,000    5,707,591
    Furukawa Electric Co., Ltd.                            42,968    1,939,102
    Glory, Ltd.                                           185,800    6,187,191
    Gunma Bank, Ltd. (The)                                604,496    3,541,717
    H2O Retailing Corp.                                   198,900    3,254,621
    Hachijuni Bank, Ltd. (The)                            622,531    3,952,359
    Hankyu Hanshin Holdings, Inc.                         599,500   21,397,042
    Heiwa Corp.                                            64,700    1,423,362
    Hiroshima Bank, Ltd. (The)                            762,000    3,257,363
    Hitachi Capital Corp.                                 112,800    2,683,465
    Hitachi Chemical Co., Ltd.                            320,500    9,111,735
    Hitachi Construction Machinery Co., Ltd.              344,300    9,856,323
    Hitachi Metals, Ltd.                                  475,400    6,616,659
    Hitachi Transport System, Ltd.                        105,000    2,416,852
    Hitachi, Ltd.                                      12,504,000   86,025,201
    Hokuhoku Financial Group, Inc.                        191,900    3,119,610
    Honda Motor Co., Ltd.                               4,256,100  119,136,100
    Honda Motor Co., Ltd. Sponsored ADR                    26,040      729,641
    House Foods Group, Inc.                                75,600    1,951,567
#   Ibiden Co., Ltd.                                      459,900    7,981,342
#   Idemitsu Kosan Co., Ltd.                              283,596    6,883,300
*   IHI Corp.                                             499,000    1,644,677
    Iida Group Holdings Co., Ltd.                         551,300    9,419,505
    Inpex Corp.                                         2,451,200   23,853,937
    Isetan Mitsukoshi Holdings, Ltd.                      594,700    5,795,433
    Isuzu Motors, Ltd.                                    112,300    1,539,879
    ITOCHU Corp.                                        1,998,900   31,345,761
#   Iyo Bank, Ltd. (The)                                  492,300    4,019,657
    J Front Retailing Co., Ltd.                           977,000   13,963,587
    JFE Holdings, Inc.                                  1,884,900   36,356,895
    JGC Corp.                                              76,900    1,231,869
    JSR Corp.                                             331,200    5,836,410
    JTEKT Corp.                                           447,600    6,371,018
    JXTG Holdings, Inc.                                 6,435,903   28,607,743
#   K's Holdings Corp.                                    152,200    3,055,537
    Kamigumi Co., Ltd.                                    398,000    4,265,403
    Kaneka Corp.                                        1,156,542    9,267,559
    Kawasaki Heavy Industries, Ltd.                     1,380,000    4,393,778
#*  Kawasaki Kisen Kaisha, Ltd.                         2,640,000    6,554,746
    Kinden Corp.                                          187,800    2,923,196
*   Kobe Steel, Ltd.                                    1,140,200   14,261,635
    Komatsu, Ltd.                                         586,300   15,723,119
    Konica Minolta, Inc.                                1,999,600   16,563,081
    Kuraray Co., Ltd.                                   1,340,000   26,051,510
    Kurita Water Industries, Ltd.                           7,500      213,378
    Kyocera Corp.                                         257,800   15,661,360
    Kyocera Corp. Sponsored ADR                            25,197    1,539,285

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
JAPAN -- (Continued)
    Kyushu Financial Group, Inc.                          514,749 $  3,229,909
    LIXIL Group Corp.                                     487,800   12,553,644
    Marubeni Corp.                                      4,429,700   29,353,299
    Mazda Motor Corp.                                   2,631,600   39,560,277
    Mebuki Financial Group, Inc.                        1,177,020    4,530,960
    Medipal Holdings Corp.                                418,100    7,650,992
    Mitsubishi Chemical Holdings Corp.                  3,671,000   30,734,559
    Mitsubishi Corp.                                    1,219,000   26,467,183
    Mitsubishi Gas Chemical Co., Inc.                     570,500   13,162,341
    Mitsubishi Heavy Industries, Ltd.                   7,800,000   31,011,640
    Mitsubishi Logistics Corp.                             80,000    1,027,017
    Mitsubishi Materials Corp.                            518,200   17,408,463
    Mitsubishi Motors Corp.                               465,000    3,354,322
    Mitsubishi UFJ Financial Group, Inc.               17,854,906  113,273,487
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR  4,781,372   30,457,340
    Mitsubishi UFJ Lease & Finance Co., Ltd.            1,546,200    8,236,738
    Mitsui & Co., Ltd.                                  1,092,800   15,890,165
    Mitsui & Co., Ltd. Sponsored ADR                       11,723    3,428,860
    Mitsui Chemicals, Inc.                              3,169,800   18,008,016
    Mitsui OSK Lines, Ltd.                              4,003,000   12,458,427
    Mizuho Financial Group, Inc.                       35,354,000   62,872,650
    Mizuho Financial Group, Inc. ADR                      184,055      657,076
    MS&AD Insurance Group Holdings, Inc.                  878,353   30,807,854
    NEC Corp.                                          10,864,101   29,533,454
    NGK Spark Plug Co., Ltd.                               16,000      323,030
    NH Foods, Ltd.                                        179,536    5,310,546
    NHK Spring Co., Ltd.                                  664,200    7,173,742
    Nikon Corp.                                           746,700   13,156,678
    Nippo Corp.                                           214,000    4,353,652
    Nippon Electric Glass Co., Ltd.                       110,200    3,901,013
    Nippon Express Co., Ltd.                            3,529,238   22,537,050
    Nippon Paper Industries Co., Ltd.                     373,800    7,452,394
    Nippon Shokubai Co., Ltd.                             102,400    6,699,116
    Nippon Steel & Sumitomo Metal Corp.                 2,142,693   52,598,611
*   Nippon Yusen K.K.                                   7,713,000   14,724,060
    Nissan Motor Co., Ltd.                              6,443,700   63,981,147
    Nisshin Seifun Group, Inc.                             42,800      702,835
    Nisshinbo Holdings, Inc.                              305,000    3,088,616
#   NOK Corp.                                             355,120    8,128,713
    Nomura Holdings, Inc.                               4,185,600   24,867,573
    Nomura Real Estate Holdings, Inc.                     427,900    8,481,475
    NSK, Ltd.                                              29,000      373,818
    NTN Corp.                                           1,625,000    7,562,801
    Obayashi Corp.                                        279,682    3,367,555
    Oji Holdings Corp.                                  3,833,000   19,657,385
    ORIX Corp.                                          2,676,400   42,470,239
    Resona Holdings, Inc.                               7,055,600   36,348,049
    Ricoh Co., Ltd.                                     3,215,400   30,232,839
    Rohm Co., Ltd.                                         46,100    3,563,005
    Sankyo Co., Ltd.                                       73,900    2,425,575
    SBI Holdings, Inc.                                    638,800    9,139,031
    Sega Sammy Holdings, Inc.                             169,200    2,282,969
    Seino Holdings Co., Ltd.                              413,700    5,570,414

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Sekisui Chemical Co., Ltd.                           102,000 $    1,878,875
    Sekisui House, Ltd.                                  887,400     15,361,058
    Shinsei Bank, Ltd.                                 3,134,000      5,165,621
    Shizuoka Bank, Ltd. (The)                            851,000      7,592,609
    Showa Denko K.K.                                     261,500      6,806,686
    Showa Shell Sekiyu K.K.                              184,300      2,007,534
    Sojitz Corp.                                       2,218,300      5,588,051
    Sompo Holdings, Inc.                                 241,800      9,483,927
    Sumitomo Chemical Co., Ltd.                        7,305,000     42,691,297
    Sumitomo Corp.                                       924,000     12,489,532
    Sumitomo Electric Industries, Ltd.                 2,838,500     45,882,794
    Sumitomo Forestry Co., Ltd.                          516,000      7,898,684
    Sumitomo Heavy Industries, Ltd.                    1,924,000     14,026,760
    Sumitomo Metal Mining Co., Ltd.                    1,067,000     16,114,555
    Sumitomo Mitsui Financial Group, Inc.              2,854,200    110,131,536
    Sumitomo Mitsui Trust Holdings, Inc.                 505,244     18,554,079
    Sumitomo Rubber Industries, Ltd.                     659,000     11,427,177
    Suzuken Co., Ltd.                                    113,000      3,773,854
    T&D Holdings, Inc.                                 1,329,500     19,612,463
    Taiheiyo Cement Corp.                              2,798,212     10,499,670
    Takashimaya Co., Ltd.                                821,634      7,516,181
    TDK Corp.                                            420,200     30,200,394
    Teijin, Ltd.                                         771,690     15,471,903
    THK Co., Ltd.                                        225,100      6,873,143
    Tokai Rika Co., Ltd.                                 165,500      3,038,977
    Tokio Marine Holdings, Inc.                          175,700      7,388,756
    Tokyo Broadcasting System Holdings, Inc.              49,400        933,717
    Tokyo Tatemono Co., Ltd.                             397,600      5,410,000
    Tokyu Fudosan Holdings Corp.                       1,737,700     10,423,712
    Toppan Printing Co., Ltd.                          1,044,000     11,032,686
    Tosoh Corp.                                        2,121,000     25,112,914
    Toyo Seikan Group Holdings, Ltd.                     467,949      7,670,777
    Toyoda Gosei Co., Ltd.                               257,800      6,082,668
    Toyota Industries Corp.                              198,500     10,649,904
    Toyota Motor Corp.                                 2,811,690    158,466,394
#   Toyota Motor Corp. Sponsored ADR                     131,300     14,815,892
    Toyota Tsusho Corp.                                  890,200     28,618,182
    TV Asahi Holdings Corp.                               31,700        576,413
    Ube Industries, Ltd.                               4,325,000     11,715,868
    Universal Entertainment Corp.                         23,600        677,074
#   Yamada Denki Co., Ltd.                             2,456,700     13,120,855
    Yamaguchi Financial Group, Inc.                      320,148      3,768,087
    Yokohama Rubber Co., Ltd. (The)                      410,200      8,260,480
    Zeon Corp.                                            65,000        810,947
                                                                 --------------
TOTAL JAPAN                                                       2,625,081,828
                                                                 --------------
NETHERLANDS -- (3.1%)
    ABN AMRO Group NV                                    397,185     11,226,529
    Aegon NV                                           2,475,925     13,878,677
    Akzo Nobel NV                                         33,168      3,002,834
#*  ArcelorMittal(03938L203)                             561,400     14,686,227
#*  ArcelorMittal(BYPBS67)                             1,444,730     38,037,028
    Coca-Cola European Partners P.L.C.                    31,954      1,386,901

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
NETHERLANDS -- (Continued)
    Gemalto NV                                             22,216 $  1,132,448
    ING Groep NV                                        5,655,087  105,658,714
#   ING Groep NV Sponsored ADR                          1,003,902   18,803,084
    Koninklijke Ahold Delhaize NV                       2,893,097   59,175,556
    Koninklijke Ahold Delhaize NV Sponsored ADR           211,969    4,332,646
    Koninklijke DSM NV                                    656,841   48,454,044
    Koninklijke Philips NV(5986622)                       865,952   33,093,256
    Koninklijke Philips NV(500472303)                     168,204    6,420,347
    NN Group NV                                           726,265   29,438,323
                                                                  ------------
TOTAL NETHERLANDS                                                  388,726,614
                                                                  ------------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                                 667,228    1,679,793
    Auckland International Airport, Ltd.                1,190,343    6,223,103
#   Fletcher Building, Ltd.                             1,318,068    7,912,287
#   Fonterra Co-operative Group, Ltd.                     156,563      711,521
                                                                  ------------
TOTAL NEW ZEALAND                                                   16,526,704
                                                                  ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                       26,818    1,015,542
    DNB ASA                                             1,445,966   28,405,256
    Norsk Hydro ASA                                     2,295,351   14,810,853
    Norsk Hydro ASA Sponsored ADR                          59,900      386,954
    SpareBank 1 SR-Bank ASA                                70,339      702,049
    Statoil ASA                                           890,278   16,731,951
    Statoil ASA Sponsored ADR                             226,363    4,246,570
    Storebrand ASA                                        867,737    7,237,996
    Subsea 7 SA                                           603,629    8,944,497
    Yara International ASA                                260,527   10,354,955
                                                                  ------------
TOTAL NORWAY                                                        92,836,623
                                                                  ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                     541,158    4,324,851
                                                                  ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                    4,662,800   12,684,385
    City Developments, Ltd.                             1,500,000   12,450,988
    DBS Group Holdings, Ltd.                            1,685,918   26,896,491
    Frasers Centrepoint, Ltd.                             465,500      661,258
    Golden Agri-Resources, Ltd.                        12,719,900    3,703,794
    Hutchison Port Holdings Trust                      16,251,500    7,714,636
#   Keppel Corp., Ltd.                                  4,932,100   23,324,817
    Olam International, Ltd.                              410,300      590,315
#   SembCorp Industries, Ltd.                           2,887,300    6,876,285
    Singapore Airlines, Ltd.                            2,535,900   19,434,135
#   United Industrial Corp., Ltd.                       1,892,070    4,480,659
    UOL Group, Ltd.                                     1,015,674    5,909,629
    Wilmar International, Ltd.                            217,000      534,202
                                                                  ------------
TOTAL SINGAPORE                                                    125,261,594
                                                                  ------------
SPAIN -- (3.5%)
    Acciona SA                                              6,116      522,792

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
SPAIN -- (Continued)
    Banco de Sabadell SA                               17,425,882 $ 38,914,125
#   Banco Santander SA                                 43,494,126  296,115,296
#   Banco Santander SA Sponsored ADR                      784,463    5,350,038
    CaixaBank SA                                        2,085,447   10,862,350
    Iberdrola SA                                        1,895,013   14,938,266
    Mapfre SA                                             160,977      599,610
    Repsol SA                                           3,965,952   66,421,347
                                                                  ------------
TOTAL SPAIN                                                        433,723,824
                                                                  ------------
SWEDEN -- (2.5%)
    Boliden AB                                          1,273,315   39,974,493
*   Essity AB Class A                                      62,923    1,819,778
*   Essity AB Class B                                     823,332   23,872,529
    Holmen AB Class A                                       2,781      129,136
    Holmen AB Class B                                     169,766    7,667,575
#   ICA Gruppen AB                                          8,133      325,881
    Millicom International Cellular SA                     96,457    6,044,141
    Nordea Bank AB                                      7,285,616   91,929,010
    Skandinaviska Enskilda Banken AB Class A            2,792,681   35,367,395
    Skandinaviska Enskilda Banken AB Class C               26,692      334,853
*   SSAB AB Class A                                       488,788    2,469,568
*   SSAB AB Class B                                       983,615    4,061,510
#   Svenska Cellulosa AB SCA Class A                       62,923      650,117
    Svenska Cellulosa AB SCA Class B                      773,898    6,407,786
    Svenska Handelsbanken AB Class A                      494,915    7,366,366
    Svenska Handelsbanken AB Class B                        3,434       51,212
    Tele2 AB Class B                                      614,314    7,311,431
#   Telefonaktiebolaget LM Ericsson Class A                28,098      182,099
    Telefonaktiebolaget LM Ericsson Class B             4,879,427   31,581,644
    Telefonaktiebolaget LM Ericsson Sponsored ADR         557,185    3,577,128
    Telia Co. AB                                        7,787,710   36,608,926
    Trelleborg AB Class B                                 330,139    7,775,590
                                                                  ------------
TOTAL SWEDEN                                                       315,508,168
                                                                  ------------
SWITZERLAND -- (7.7%)
    ABB, Ltd.                                           1,299,195   30,435,358
    Adecco Group AG                                       640,328   48,852,542
    Baloise Holding AG                                    216,241   34,742,584
    Banque Cantonale Vaudoise                                 468      338,597
    Cie Financiere Richemont SA                         1,106,380   94,053,481
#   Clariant AG                                         1,343,506   31,219,736
#   Credit Suisse Group AG                              1,363,427   20,958,164
    Credit Suisse Group AG Sponsored ADR                1,052,790   16,160,327
*   Dufry AG                                              134,096   21,362,239
    Flughafen Zurich AG                                    10,906    2,781,452
    Helvetia Holding AG                                     2,332    1,303,414
    Julius Baer Group, Ltd.                               253,888   14,371,843
    LafargeHolcim, Ltd.(7110753)                          767,697   45,870,810
    LafargeHolcim, Ltd.(BZ3DNX4)                          375,078   22,512,296
    Novartis AG                                         1,848,470  157,448,448
    Novartis AG Sponsored ADR                             316,821   26,993,149
    Swatch Group AG (The)(7184736)                        176,687   13,609,146

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
SWITZERLAND -- (Continued)
#   Swatch Group AG (The)(7184725)                      139,269 $    55,256,413
    Swiss Life Holding AG                               106,141      38,736,435
    Swiss Re AG                                       1,028,159      99,127,048
    UBS Group AG(BRJL176)                             3,507,610      60,998,968
*   UBS Group AG(H42097107)                             546,615       9,527,499
    Zurich Insurance Group AG                           388,187     118,311,444
                                                                ---------------
TOTAL SWITZERLAND                                                   964,971,393
                                                                ---------------
UNITED KINGDOM -- (16.4%)
*   Anglo American P.L.C.                             4,837,797      80,025,474
    Antofagasta P.L.C.                                  205,201       2,562,556
    Aviva P.L.C.                                        712,209       5,062,400
    Barclays P.L.C.                                     164,749         441,734
    Barclays P.L.C. Sponsored ADR                     4,808,211      51,592,104
    Barratt Developments P.L.C.                       1,813,872      14,731,734
    BHP Billiton P.L.C.                                 767,576      13,995,988
    BHP Billiton P.L.C. ADR                             211,355       7,695,436
    BP P.L.C. Sponsored ADR                           9,024,097     317,106,769
    Carnival P.L.C.                                      93,875       6,336,220
    Glencore P.L.C.                                  32,925,747     145,248,452
    HSBC Holdings P.L.C.                             19,975,015     200,047,936
#   HSBC Holdings P.L.C. Sponsored ADR                2,928,997     146,713,459
    J Sainsbury P.L.C.                                8,162,535      26,372,833
    Kingfisher P.L.C.                                 7,427,275      28,823,446
    Lloyds Banking Group P.L.C.                     109,617,132      94,768,083
    Lloyds Banking Group P.L.C. ADR                   1,479,223       5,206,865
    Pearson P.L.C.                                      813,680       7,041,646
#   Pearson P.L.C. Sponsored ADR                      1,201,322      10,331,369
*   Royal Bank of Scotland Group P.L.C.               2,796,353       9,168,010
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR                                               632,031       4,196,686
    Royal Dutch Shell P.L.C. Class A                  2,335,407      65,955,219
    Royal Dutch Shell P.L.C. Class B                    398,623      11,355,855
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A   3,655,973     206,672,132
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B   3,846,085     222,534,478
    Royal Mail P.L.C.                                   769,489       4,091,662
*   Standard Chartered P.L.C.                         5,314,032      59,401,668
    Vodafone Group P.L.C.                            58,351,986     171,050,264
#   Vodafone Group P.L.C. Sponsored ADR               4,011,201     119,052,454
    WM Morrison Supermarkets P.L.C.                   6,735,041      21,360,855
                                                                ---------------
TOTAL UNITED KINGDOM                                              2,058,943,787
                                                                ---------------
TOTAL COMMON STOCKS                                              11,834,200,356
                                                                ---------------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                          58,696       4,677,286
    Porsche Automobil Holding SE                        267,840      15,329,315

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
GERMANY -- (Continued)
#     Volkswagen AG                                     552,438 $    84,958,865
                                                                ---------------
TOTAL GERMANY                                                       104,965,466
                                                                ---------------
TOTAL PREFERRED STOCKS                                              104,965,466
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      11,939,165,822
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                 54,804,655     634,199,468
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,921,553,013)^^          $12,573,365,290
                                                                ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia             $   75,107,740 $   695,102,254   --    $   770,209,994
   Austria                           --      13,766,788   --         13,766,788
   Belgium                           --     123,756,228   --        123,756,228
   Canada                   976,709,945              --   --        976,709,945
   Denmark                           --     227,556,949   --        227,556,949
   Finland                    3,110,048     105,348,849   --        108,458,897
   France                       170,720   1,149,487,383   --      1,149,658,103
   Germany                  103,841,666     740,650,763   --        844,492,429
   Hong Kong                         --     309,580,968   --        309,580,968
   Ireland                   19,342,146      10,935,281   --         30,277,427
   Israel                            --      46,531,056   --         46,531,056
   Italy                     36,912,752     170,383,434   --        207,296,186
   Japan                     51,628,094   2,573,453,734   --      2,625,081,828
   Netherlands               45,374,752     343,351,862   --        388,726,614
   New Zealand                       --      16,526,704   --         16,526,704
   Norway                     4,633,524      88,203,099   --         92,836,623
   Portugal                          --       4,324,851   --          4,324,851
   Singapore                         --     125,261,594   --        125,261,594
   Spain                      5,350,038     428,373,786   --        433,723,824
   Sweden                    29,269,435     286,238,733   --        315,508,168
   Switzerland               52,680,975     912,290,418   --        964,971,393
   United Kingdom         1,091,101,752     967,842,035   --      2,058,943,787
Preferred Stocks
   Germany                           --     104,965,466   --        104,965,466
Securities Lending
  Collateral                         --     634,199,468   --        634,199,468
Futures Contracts**           2,068,633              --   --          2,068,633
                         -------------- ---------------   --    ---------------
TOTAL                    $2,497,302,220 $10,078,131,703   --    $12,575,433,923
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (94.4%)

BRAZIL -- (4.5%)
    Ambev SA                                               855,320 $ 5,252,579
    Ambev SA ADR                                         5,984,451  36,385,462
    B3 SA - Brasil Bolsa Balcao                          2,587,090  16,999,206
    Banco Bradesco SA                                    1,227,581  11,868,959
    Banco do Brasil SA                                   1,076,318   9,905,984
    Banco Santander Brasil SA                              479,757   3,924,704
    BB Seguridade Participacoes SA                         967,525   8,516,863
    BR Malls Participacoes SA                              466,400   1,974,275
#   Braskem SA Sponsored ADR                               165,709   3,980,330
*   BRF SA                                                 428,568   5,074,071
#*  BRF SA ADR                                             276,507   3,260,018
    BTG Pactual Group                                       96,141     482,503
    CCR SA                                               2,156,612  11,812,315
*   Centrais Eletricas Brasileiras SA                      368,500   1,595,315
#   Centrais Eletricas Brasileiras SA ADR                   85,023     450,622
#*  Centrais Eletricas Brasileiras SA Sponsored ADR        100,200     431,862
    Cia de Saneamento Basico do Estado de Sao Paulo        424,900   4,571,454
    Cia de Saneamento Basico do Estado de Sao Paulo ADR    150,389   1,618,186
#*  Cia Siderurgica Nacional SA Sponsored ADR              241,268     588,694
    Cielo SA                                             1,808,236  15,134,597
*   Cosan Logistica SA                                      75,536     182,157
    Cosan SA Industria e Comercio                          209,443   2,424,645
    CPFL Energia SA                                        220,971   1,903,340
    CPFL Energia SA ADR                                     67,189   1,153,628
    Embraer SA Sponsored ADR                               200,469   4,063,507
    Engie Brasil Energia SA                                250,101   2,807,105
    Equatorial Energia SA                                  183,400   3,334,706
    Fibria Celulose SA                                      22,600     239,745
    Fibria Celulose SA Sponsored ADR                       432,930   4,576,070
    Gerdau SA                                              201,832     688,016
    Gerdau SA Sponsored ADR                                577,984   1,947,806
    Hypermarcas SA                                         473,562   4,250,645
    Itau Unibanco Holding SA                               445,626   4,727,278
    JBS SA                                               2,413,848   5,960,405
    Klabin SA                                              996,400   5,112,447
    Kroton Educacional SA                                2,022,386   9,780,038
    Localiza Rent a Car SA                                  97,400   1,621,069
    Lojas Americanas SA                                    255,084   1,056,051
    Lojas Renner SA                                      1,545,302  14,519,649
    M Dias Branco SA                                       127,000   2,067,286
    Multiplan Empreendimentos Imobiliarios SA               98,000   2,258,964
    Natura Cosmeticos SA                                   112,200     901,313
*   Petroleo Brasileiro SA                               2,305,200  10,201,472
*   Petroleo Brasileiro SA Sponsored ADR                   772,593   6,806,544
    Raia Drogasil SA                                       381,000   8,430,420
*   Rumo SA                                                831,800   2,758,129
    Telefonica Brasil SA ADR                                16,000     238,080
    Tim Participacoes SA                                 1,162,813   3,967,589
    Tim Participacoes SA ADR                                63,679   1,074,265
    Ultrapar Participacoes SA                              394,184   9,354,183
#   Ultrapar Participacoes SA Sponsored ADR                254,308   6,019,470

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Vale SA                                                601,698 $  6,039,459
#   Vale SA Sponsored ADR                                1,209,916   12,135,457
    WEG SA                                                 440,666    2,676,484
                                                                   ------------
TOTAL BRAZIL                                                        289,105,421
                                                                   ------------
CHILE -- (1.3%)
    AES Gener SA                                         2,528,093      939,393
    Aguas Andinas SA Class A                             4,491,454    2,833,917
    Banco de Chile                                       1,445,838      209,158
    Banco de Chile ADR                                      55,229    4,720,968
    Banco de Credito e Inversiones                          65,688    3,964,275
    Banco Santander Chile ADR                              240,702    6,804,646
    Cencosud SA                                          1,874,706    5,336,272
    Cia Cervecerias Unidas SA                              109,017    1,453,062
    Cia Cervecerias Unidas SA Sponsored ADR                 78,551    2,090,242
    Colbun SA                                           11,915,903    2,787,389
#   Embotelladora Andina SA Class A ADR                      5,228      128,922
    Embotelladora Andina SA Class B ADR                     21,587      590,189
    Empresa Nacional de Telecomunicaciones SA               59,326      675,531
    Empresas CMPC SA                                     2,386,070    6,095,625
    Empresas COPEC SA                                      457,911    5,585,501
    Enel Americas SA ADR                                   853,477    8,534,771
    Enel Chile SA                                          610,581    3,339,878
    Enel Generacion Chile SA                               685,982      534,183
#   Enel Generacion Chile SA ADR                           152,864    3,564,788
#   Itau CorpBanca(45033E105)                               30,902      448,079
    Itau CorpBanca(BYT25P4)                            277,662,082    2,632,233
    Latam Airlines Group SA                                  8,686      102,047
    Latam Airlines Group SA Sponsored ADR                  634,556    7,443,342
    SACI Falabella                                         724,788    6,696,082
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR                                                  153,936    6,328,309
                                                                   ------------
TOTAL CHILE                                                          83,838,802
                                                                   ------------
CHINA -- (17.1%)
#*  58.com, Inc. ADR                                        63,800    3,256,990
#   AAC Technologies Holdings, Inc.                        634,000    8,516,941
    Agricultural Bank of China, Ltd. Class H            18,363,000    8,565,279
    Air China, Ltd. Class H                              2,890,000    2,606,399
*   Alibaba Group Holding, Ltd. Sponsored ADR              649,851  100,694,412
#*  Alibaba Pictures Group, Ltd.                         8,470,000    1,430,755
*   Aluminum Corp. of China, Ltd. ADR                      107,180    1,693,444
*   Aluminum Corp. of China, Ltd. Class H                  650,000      407,239
#   Angang Steel Co., Ltd. Class H                       1,338,000    1,084,385
    Anhui Conch Cement Co., Ltd. Class H                   985,500    3,640,736
    Anta Sports Products, Ltd.                           1,125,000    3,856,852
    AviChina Industry & Technology Co., Ltd. Class H     1,339,000      820,426
#   BAIC Motor Corp., Ltd. Class H                       1,528,000    1,373,670
*   Baidu, Inc. Sponsored ADR                              149,158   33,761,913
    Bank of China, Ltd. Class H                         52,494,181   25,817,294
    Bank of Communications Co., Ltd. Class H             5,935,515    4,390,422
    BBMG Corp. Class H                                   2,162,500    1,088,625
    Beijing Capital International Airport Co., Ltd.
      Class H                                            1,756,000    2,763,633

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.                    478,972 $ 2,541,924
    Beijing Enterprises Water Group, Ltd.               4,292,000   3,561,443
#   Brilliance China Automotive Holdings, Ltd.          1,616,000   4,088,509
#   Byd Co., Ltd. Class H                                 547,386   3,406,914
    BYD Electronic International Co., Ltd.                547,000   1,379,829
#   Central China Securities Co., Ltd. Class H            580,000     263,860
    CGN Power Co., Ltd. Class H                         6,045,000   1,654,371
    China Cinda Asset Management Co., Ltd. Class H      9,893,000   4,110,608
    China CITIC Bank Corp., Ltd. Class H                6,509,928   4,219,657
#   China Coal Energy Co., Ltd. Class H                 2,695,777   1,330,686
    China Communications Construction Co., Ltd.
      Class H                                           3,529,000   4,700,208
    China Communications Services Corp., Ltd. Class H   2,194,000   1,191,714
    China Construction Bank Corp. Class H              65,499,590  54,385,255
    China Eastern Airlines Corp., Ltd.                      2,200      60,830
    China Eastern Airlines Corp., Ltd. Class H          1,734,000     955,530
    China Everbright Bank Co., Ltd. Class H             3,311,000   1,605,377
    China Everbright International, Ltd.                2,508,000   3,270,464
#*  China Evergrande Group                              6,791,000  18,887,037
    China Galaxy Securities Co., Ltd. Class H           2,730,000   2,404,255
    China Gas Holdings, Ltd.                            1,904,000   4,605,514
#   China Hongqiao Group, Ltd.                          2,662,000   1,802,034
#   China Huarong Asset Management Co., Ltd. Class H    2,830,000   1,155,360
    China Huishan Dairy Holdings Co., Ltd.              2,888,000       2,888
    China International Capital Corp., Ltd. Class H       223,200     355,138
#   China International Marine Containers Group Co.,
      Ltd. Class H                                        437,500     914,420
#   China Life Insurance Co., Ltd. ADR                    834,193  13,246,985
    China Life Insurance Co., Ltd. Class H                 65,000     205,430
    China Longyuan Power Group Corp., Ltd. Class H      3,255,000   2,380,498
#   China Medical System Holdings, Ltd.                   530,000     904,151
    China Mengniu Dairy Co., Ltd.                       2,016,000   3,923,549
    China Merchants Bank Co., Ltd. Class H              3,120,554  10,246,457
    China Merchants Port Holdings Co., Ltd.             1,560,099   4,897,692
    China Minsheng Banking Corp., Ltd. Class H          4,658,500   4,681,834
    China Mobile, Ltd.                                    172,500   1,843,878
    China Mobile, Ltd. Sponsored ADR                      918,178  49,058,251
#   China Molybdenum Co., Ltd. Class H                  2,028,966   1,102,587
#   China Oilfield Services, Ltd. Class H               1,632,000   1,390,461
    China Overseas Land & Investment, Ltd.              5,600,000  18,971,614
    China Pacific Insurance Group Co., Ltd. Class H     1,497,600   6,598,727
    China Petroleum & Chemical Corp. ADR                  132,615  10,103,914
    China Petroleum & Chemical Corp. Class H           11,600,800   8,794,193
    China Railway Construction Corp., Ltd. Class H      2,681,500   3,539,056
    China Railway Group, Ltd. Class H                   3,186,000   2,531,726
    China Railway Signal & Communication Corp., Ltd.
      Class H                                           1,100,000     859,566
    China Reinsurance Group Corp. Class H                  97,000      22,707
    China Resources Beer Holdings Co., Ltd.             1,613,611   4,074,523
#   China Resources Gas Group, Ltd.                     1,108,000   4,196,166
    China Resources Land, Ltd.                          3,234,666  10,379,743
    China Resources Power Holdings Co., Ltd.            1,954,517   3,721,650
    China Shenhua Energy Co., Ltd. Class H              2,188,000   5,442,477
    China Southern Airlines Co., Ltd. Class H           2,638,000   2,007,949
    China Southern Airlines Co., Ltd. Sponsored ADR        14,306     545,488
    China State Construction International Holdings,
      Ltd.                                              2,066,000   3,333,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Taiping Insurance Holdings Co., Ltd.            1,440,506 $ 4,325,517
    China Telecom Corp., Ltd. ADR                            56,720   2,709,514
    China Telecom Corp., Ltd. Class H                     4,088,000   1,943,157
*   China Unicom Hong Kong, Ltd.                          4,706,000   6,820,506
*   China Unicom Hong Kong, Ltd. ADR                        574,180   8,371,544
    China Vanke Co., Ltd. Class H                         1,382,600   4,073,734
    Chongqing Rural Commercial Bank Co., Ltd. Class H     4,350,000   3,205,117
    CITIC Securities Co., Ltd. Class H                    1,806,000   3,661,574
    CITIC, Ltd.                                           4,059,000   6,167,163
    CNOOC, Ltd.                                             463,000     518,219
    CNOOC, Ltd. Sponsored ADR                               115,920  13,035,204
*   COSCO SHIPPING Development Co., Ltd. Class H          2,657,000     628,637
*   COSCO SHIPPING Holdings Co., Ltd. Class H             1,437,000     891,219
    COSCO SHIPPING Ports, Ltd.                            1,041,312   1,273,716
#   Country Garden Holdings Co., Ltd.                     9,412,686  13,141,510
#   CRRC Corp., Ltd. Class H                              2,494,000   2,226,302
    CSPC Pharmaceutical Group, Ltd.                       4,882,000   7,607,743
    CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H                                          118,000     203,065
#*  Ctrip.com International, Ltd. ADR                       203,112  12,131,880
#   Dali Foods Group Co., Ltd.                              240,500     144,995
    Dalian Port PDA Co., Ltd. Class H                     1,495,000     273,488
*   Datang International Power Generation Co., Ltd.
      Class H                                             3,068,000   1,043,858
    Dongfeng Motor Group Co., Ltd. Class H                3,050,000   3,733,073
    ENN Energy Holdings, Ltd.                               786,000   5,336,030
    Everbright Securities Co., Ltd. Class H                  61,600      83,527
#   Fosun International, Ltd.                             2,542,222   3,849,380
#   Fullshare Holdings, Ltd.                              4,900,000   1,957,043
    Fuyao Glass Industry Group Co., Ltd. Class H            341,200   1,161,405
#   Geely Automobile Holdings, Ltd.                       4,750,000  10,968,361
    GF Securities Co., Ltd. Class H                         755,600   1,522,161
#   Great Wall Motor Co., Ltd. Class H                    3,764,500   4,821,448
    Guangdong Investment, Ltd.                            2,736,000   3,850,206
    Guangshen Railway Co., Ltd. Class H                     172,000      88,495
    Guangshen Railway Co., Ltd. Sponsored ADR                27,717     713,990
    Guangzhou Automobile Group Co., Ltd. Class H            974,259   2,093,590
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                           98,000     258,263
    Guangzhou R&F Properties Co., Ltd. Class H            2,458,800   4,389,966
    Haier Electronics Group Co., Ltd.                     1,403,000   3,612,695
    Haitian International Holdings, Ltd.                    530,000   1,518,313
    Haitong Securities Co., Ltd. Class H                  2,196,800   3,498,690
*   Hanergy Thin Film Power Group, Ltd.                   5,416,000      27,165
    Hengan International Group Co., Ltd.                    853,000   6,504,240
    Huadian Power International Corp., Ltd. Class H       1,738,000     733,573
    Huaneng Power International, Inc. Class H             1,598,000   1,126,420
#   Huaneng Power International, Inc. Sponsored ADR          34,452     980,159
    Huatai Securities Co., Ltd. Class H                     933,000   1,872,006
    Huishang Bank Corp., Ltd. Class H                       960,000     467,099
    Industrial & Commercial Bank of China, Ltd. Class H  58,306,185  40,741,854
*   JD.com, Inc. ADR                                        307,146  13,873,785
    Jiangsu Expressway Co., Ltd. Class H                  1,356,000   1,967,384
    Jiangxi Copper Co., Ltd. Class H                      1,444,000   2,632,215
    Kingboard Chemical Holdings, Ltd.                       344,500   1,550,983
    Kunlun Energy Co., Ltd.                               6,128,000   6,108,863

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Lee & Man Paper Manufacturing, Ltd.                    687,000 $    731,622
    Legend Holdings Corp. Class H                          178,200      466,027
#   Lenovo Group, Ltd.                                  10,021,278    6,198,630
    Longfor Properties Co., Ltd.                         2,266,500    5,688,004
*   Maanshan Iron & Steel Co., Ltd. Class H                650,000      314,792
    Metallurgical Corp. of China, Ltd. Class H           2,232,000      767,462
    Minth Group, Ltd.                                      444,000    2,044,406
*   Momo, Inc. Sponsored ADR                                44,081    1,936,478
    NetEase, Inc. ADR                                       73,351   22,832,699
    New China Life Insurance Co., Ltd. Class H             449,400    2,896,323
*   New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                         72,905    5,807,612
    Nine Dragons Paper Holdings, Ltd.                    1,888,000    2,809,012
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                            7,930,000    3,690,343
    PetroChina Co., Ltd. ADR                               125,562    8,112,561
    PetroChina Co., Ltd. Class H                         3,056,000    1,966,106
    PICC Property & Casualty Co., Ltd. Class H           4,690,132    8,725,322
    Ping An Insurance Group Co. of China, Ltd. Class H   4,622,500   34,216,268
#*  Semiconductor Manufacturing International Corp.      4,567,100    5,006,397
*   Semiconductor Manufacturing International Corp. ADR     15,278       84,487
#*  Shanghai Electric Group Co., Ltd. Class H            1,866,000      866,478
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                              292,500    1,070,572
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H     618,200    1,636,948
#   Shengjing Bank Co., Ltd. Class H                       244,500      217,647
    Shenzhou International Group Holdings, Ltd.            574,000    3,834,403
    Shimao Property Holdings, Ltd.                       3,034,871    6,045,581
    Sino Biopharmaceutical, Ltd.                         5,247,000    4,632,215
    Sinopec Engineering Group Co., Ltd. Class H          1,280,000    1,148,630
#*  Sinopec Oilfield Service Corp. Class H               1,818,000      280,856
    Sinopec Shanghai Petrochemical Co., Ltd. Class H     3,763,000    2,138,384
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR                                                    7,418      424,874
    Sinopharm Group Co., Ltd. Class H                    1,224,000    5,123,025
    Sun Art Retail Group, Ltd.                           3,039,500    2,475,066
#   Sunac China Holdings, Ltd.                           1,425,000    3,790,792
    Sunny Optical Technology Group Co., Ltd.               536,000    6,369,794
    TAL Education Group ADR                                 18,809    2,948,687
    Tencent Holdings, Ltd.                               4,551,400  181,664,408
    Tingyi Cayman Islands Holding Corp.                  2,860,000    3,641,624
    Travelsky Technology, Ltd. Class H                     725,000    1,919,708
    Tsingtao Brewery Co., Ltd. Class H                     256,000    1,096,790
*   Vipshop Holdings, Ltd. ADR                             414,458    5,097,833
#   Want Want China Holdings, Ltd.                       6,644,000    4,486,964
#*  Weibo Corp. Sponsored ADR                               15,192    1,169,024
    Weichai Power Co., Ltd. Class H                      3,416,800    3,288,524
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                              520,520      591,750
    Yanzhou Coal Mining Co., Ltd. Class H                  718,000      706,283
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR             60,169      587,851
    Zhejiang Expressway Co., Ltd. Class H                1,570,000    1,958,628
    Zhuzhou CRRC Times Electric Co., Ltd. Class H          447,000    2,126,580
    Zijin Mining Group Co., Ltd. Class H                 7,523,000    2,728,038
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                  1,589,400      808,943

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
*   ZTE Corp. Class H                                    401,685 $    1,031,533
                                                                 --------------
TOTAL CHINA                                                       1,104,270,823
                                                                 --------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                    42,804        976,162
    Bancolombia SA                                       331,749      3,399,551
    Bancolombia SA Sponsored ADR                         140,271      6,135,454
    Cementos Argos SA                                    394,526      1,572,219
    Ecopetrol SA                                       2,862,362      1,337,178
#   Ecopetrol SA Sponsored ADR                           220,479      2,059,274
    Empresa de Energia de Bogota SA ESP                1,425,504        945,201
    Grupo Argos SA                                       115,500        830,820
    Grupo Aval Acciones y Valores SA                     112,983        999,900
    Grupo de Inversiones Suramericana SA                 262,614      3,695,426
    Grupo Nutresa SA                                     192,940      1,725,139
    Interconexion Electrica SA ESP                       609,290      2,791,263
                                                                 --------------
TOTAL COLOMBIA                                                       26,467,587
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                             323,343      5,866,310
    Komercni banka A.S.                                   73,792      3,179,132
    O2 Czech Republic A.S.                                70,083        896,389
    Pegas Nonwovens SA                                     4,849        223,350
    Philip Morris CR A.S.                                    712        491,048
    Unipetrol A.S.                                        64,285        858,629
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 11,514,858
                                                                 --------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      GDR(201712205)                                     142,858        660,004
#   Commercial International Bank Egypt S.A.E.
      GDR(566828901)                                   1,400,823      6,474,695
    Egyptian Financial Group-Hermes Holding Co.
      GDR(268425402)                                      22,886         58,359
    Egyptian Financial Group-Hermes Holding Co.
      GDR(710232901)                                      13,986         35,695
                                                                 --------------
TOTAL EGYPT                                                           7,228,753
                                                                 --------------
GREECE -- (0.2%)
*   Alpha Bank AE                                        105,217        252,236
*   Eurobank Ergasias SA                                     331            362
*   FF Group                                              29,722        712,090
    Hellenic Petroleum SA                                112,224      1,037,645
    Hellenic Telecommunications Organization SA          340,319      4,339,714
    JUMBO SA                                             168,373      2,819,617
    Motor Oil Hellas Corinth Refineries SA                96,253      2,167,212
*   National Bank of Greece SA                           128,189         51,822
    OPAP SA                                              278,698      3,206,923
*   Piraeus Bank SA                                       20,676          5,678
    Titan Cement Co. SA                                   61,385      1,709,841
                                                                 --------------
TOTAL GREECE                                                         16,303,140
                                                                 --------------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                       143,126     12,404,188
    OTP Bank P.L.C.                                      362,066     13,473,883

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt                                     142,758 $ 3,652,363
                                                                    -----------
TOTAL HUNGARY                                                        29,530,434
                                                                    -----------
INDIA -- (12.1%)
    ABB India, Ltd.                                          33,317     738,790
    ACC, Ltd.                                                64,891   1,754,854
    Adani Ports & Special Economic Zone, Ltd.               932,153   5,763,690
*   Aditya Birla Capital, Ltd.                              324,352     782,980
*   Aditya Birla Fashion and Retail, Ltd.                   569,103   1,534,655
    Alkem Laboratories, Ltd.                                  5,463     155,069
    Ambuja Cements, Ltd.                                  1,026,686   4,209,339
*   Apollo Hospitals Enterprise, Ltd.                        68,140   1,336,729
    Ashok Leyland, Ltd.                                   2,650,291   4,508,475
    Asian Paints, Ltd.                                      474,671   8,611,685
    Aurobindo Pharma, Ltd.                                  625,132   7,001,388
    Axis Bank, Ltd.                                       1,931,135  15,667,245
    Bajaj Auto, Ltd.                                        143,428   6,285,281
    Bajaj Finance, Ltd.                                     382,190  10,155,357
    Bajaj Finserv, Ltd.                                      70,539   5,501,683
    Bajaj Holdings & Investment, Ltd.                        55,103   2,078,075
    Balkrishna Industries, Ltd.                               8,407     214,203
    Bank of Baroda                                          910,704   2,359,624
*   Bank of India                                            63,756     164,938
    Berger Paints India, Ltd.                               344,368   1,331,356
    Bharat Electronics, Ltd.                                619,264   1,728,132
    Bharat Forge, Ltd.                                      225,753   4,037,706
    Bharat Heavy Electricals, Ltd.                        1,292,097   2,916,457
    Bharat Petroleum Corp., Ltd.                            794,100   5,829,543
    Bharti Airtel, Ltd.                                   1,665,743  10,900,114
    Bharti Infratel, Ltd.                                   770,553   4,806,173
    Biocon, Ltd.                                             82,285     494,691
    Bosch, Ltd.                                               8,153   3,077,133
    Britannia Industries, Ltd.                               26,712   1,621,728
    Cadila Healthcare, Ltd.                                 362,605   3,075,652
    Canara Bank                                             183,897   1,053,634
    Castrol India, Ltd.                                     123,940     774,317
    Cholamandalam Investment and Finance Co., Ltd.           42,688     798,285
    Cipla, Ltd.                                             532,515   4,665,491
    Coal India, Ltd.                                        547,750   2,131,522
    Colgate-Palmolive India, Ltd.                           142,544   2,401,311
    Container Corp. Of India, Ltd.                           68,913   1,227,701
    CRISIL, Ltd.                                              7,945     229,826
    Cummins India, Ltd.                                      94,559   1,454,981
    Dabur India, Ltd.                                       743,476   3,581,125
*   Dalmia Bharat, Ltd.                                      18,056     748,766
*   Divi's Laboratories, Ltd.                                77,507     812,783
*   DLF, Ltd.                                               648,136   1,948,886
    Dr Reddy's Laboratories, Ltd.                            71,015   2,627,909
#   Dr Reddy's Laboratories, Ltd. ADR                       148,465   5,432,334
    Edelweiss Financial Services, Ltd.                      379,112   1,208,876
    Eicher Motors, Ltd.                                      20,610   9,683,614
    Emami, Ltd.                                              90,332   1,563,754
    Exide Industries, Ltd.                                  296,450   1,005,227

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Federal Bank, Ltd.                                    1,158,004 $ 2,083,393
*   Future Retail, Ltd.                                      11,047      69,477
    GAIL India, Ltd.                                        730,151   4,283,310
    GAIL India, Ltd. GDR                                     38,388   1,346,024
    GlaxoSmithKline Consumer Healthcare, Ltd.                13,647   1,164,565
    GlaxoSmithKline Pharmaceuticals, Ltd.                    13,217     492,720
    Glenmark Pharmaceuticals, Ltd.                          302,977   3,287,969
    Godrej Consumer Products, Ltd.                          337,726   5,458,969
*   Godrej Industries, Ltd.                                  33,369     345,042
    Grasim Industries, Ltd.                                 231,681   3,858,798
    Gruh Finance, Ltd.                                       45,862     356,873
    Havells India, Ltd.                                     344,882   2,542,138
    HCL Technologies, Ltd.                                1,037,065  14,411,679
    HDFC Bank, Ltd.                                       1,441,144  40,037,570
    Hero MotoCorp, Ltd.                                     126,441   7,208,593
    Hindalco Industries, Ltd.                             2,059,572   7,064,693
    Hindustan Petroleum Corp., Ltd.                         939,293   5,604,332
    Hindustan Unilever, Ltd.                              1,148,145  20,766,873
    Housing Development Finance Corp., Ltd.               1,434,097  39,960,205
    ICICI Bank, Ltd.                                      1,639,695   7,720,909
    ICICI Bank, Ltd. Sponsored ADR                        1,147,735  10,685,408
    Idea Cellular, Ltd.                                   4,367,242   6,279,102
    IDFC Bank, Ltd.                                       1,688,407   1,567,980
    IIFL Holdings, Ltd.                                      45,190     419,438
    Indiabulls Housing Finance, Ltd.                        699,664  12,834,376
    Indian Oil Corp., Ltd.                                1,226,715   7,010,231
    IndusInd Bank, Ltd.                                     295,323   7,546,131
    Infosys, Ltd.                                         1,886,232  29,757,801
#   Infosys, Ltd. Sponsored ADR                             847,888  13,396,630
    ITC, Ltd.                                             4,896,443  21,757,491
    JSW Steel, Ltd.                                       3,656,090  12,595,585
    Kansai Nerolac Paints, Ltd.                              15,295     108,225
    Kotak Mahindra Bank, Ltd.                               653,023  10,416,025
    L&T Finance Holdings, Ltd.                              584,335   1,592,544
    Larsen & Toubro, Ltd.                                   544,770  10,131,910
    LIC Housing Finance, Ltd.                               790,530   8,487,993
    Lupin, Ltd.                                             355,461   5,712,879
    Mahindra & Mahindra Financial Services, Ltd.            315,471   1,969,759
    Mahindra & Mahindra, Ltd.                               553,359  12,124,633
*   Mangalore Refinery & Petrochemicals, Ltd.               193,197     372,614
    Marico, Ltd.                                            748,884   3,888,618
    Maruti Suzuki India, Ltd.                               138,331  16,697,552
    Max Financial Services, Ltd.                             20,666     196,178
*   MAX India, Ltd.                                           3,433       7,999
*   Motherson Sumi Systems, Ltd.                            858,513   4,351,463
    Motilal Oswal Financial Services, Ltd.                   14,147     235,265
    MRF, Ltd.                                                 2,969   3,196,904
    Muthoot Finance, Ltd.                                   120,995     894,497
    NBCC India, Ltd.                                         49,733     162,085
    Nestle India, Ltd.                                       37,106   3,912,883
    NHPC, Ltd.                                            2,269,230   1,074,963
    NTPC, Ltd.                                            1,672,358   4,277,250
    Oil & Natural Gas Corp., Ltd.                         1,483,958   3,909,618

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Oil India, Ltd.                                        281,395 $  1,276,326
    Oracle Financial Services Software, Ltd.                27,493    1,560,463
    Page Industries, Ltd.                                    1,932      494,308
    Petronet LNG, Ltd.                                     970,492    3,067,592
    Pidilite Industries, Ltd.                              196,824    2,433,413
    Piramal Enterprises, Ltd.                              115,727    5,327,843
    Power Finance Corp., Ltd.                            1,718,481    3,333,583
    Power Grid Corp. of India, Ltd.                      1,642,007    5,705,007
    Procter & Gamble Hygiene & Health Care, Ltd.            10,286    1,290,615
*   Punjab National Bank                                   749,199    1,898,299
    Rajesh Exports, Ltd.                                   106,916    1,186,423
    Ramco Cements, Ltd. (The)                               31,600      335,057
    Reliance Capital, Ltd.                                 160,610    1,806,173
    Reliance Industries, Ltd.                            1,625,226   40,917,961
    Rural Electrification Corp., Ltd.                    1,845,902    5,029,145
    Shree Cement, Ltd.                                      10,928    3,194,700
    Shriram City Union Finance, Ltd.                         1,315       46,871
    Shriram Transport Finance Co., Ltd.                    254,630    4,063,908
    Siemens, Ltd.                                           61,888    1,397,265
    State Bank of India                                  1,858,229    9,057,401
*   Steel Authority of India, Ltd.                         790,530      779,616
    Sun Pharmaceutical Industries, Ltd.                  1,256,320   10,384,966
    Sun TV Network, Ltd.                                   204,506    2,493,550
    Sundaram Finance, Ltd.                                  16,417      430,496
    Tata Communications, Ltd.                               42,596      445,885
    Tata Consultancy Services, Ltd.                        702,461   27,314,152
*   Tata Motors, Ltd.                                    1,650,833   11,435,739
    Tata Motors, Ltd. Sponsored ADR                         41,094    1,415,277
    Tata Power Co., Ltd. (The)                           2,105,165    2,691,080
    Tata Steel, Ltd.                                     1,014,947    8,978,885
    Tech Mahindra, Ltd.                                    966,990    5,801,796
    Titan Co., Ltd.                                        329,228    2,790,815
    Torrent Pharmaceuticals, Ltd.                           94,358    1,933,499
    TVS Motor Co., Ltd.                                    128,027    1,161,145
    Ultratech Cement, Ltd.                                  84,266    5,337,752
    United Breweries, Ltd.                                  96,720    1,228,842
*   United Spirits, Ltd.                                    58,173    2,297,669
    UPL, Ltd.                                              812,040   11,069,805
    Vakrangee, Ltd.                                        120,081      824,705
    Vedanta, Ltd.                                        3,767,158   16,410,714
    Vedanta, Ltd. ADR                                       42,052      740,115
    Voltas, Ltd.                                            85,600      673,433
    Wipro, Ltd.                                          1,757,751    7,910,878
    Yes Bank, Ltd.                                         342,375    9,669,282
    Zee Entertainment Enterprises, Ltd.                    719,876    6,060,039
                                                                   ------------
TOTAL INDIA                                                         781,331,737
                                                                   ------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                                 48,343,700    6,474,604
    AKR Corporindo Tbk PT                                1,156,700      599,001
    Astra Agro Lestari Tbk PT                            1,205,244    1,331,830
    Astra International Tbk PT                          26,037,410   15,579,392
    Bank Central Asia Tbk PT                            15,250,200   21,411,992

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                        5,897,479 $  2,521,871
    Bank Mandiri Persero Tbk PT                         12,952,817   13,258,217
    Bank Negara Indonesia Persero Tbk PT                14,471,622    8,085,501
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 2,117,700      328,964
    Bank Rakyat Indonesia Persero Tbk PT                15,742,100   17,441,788
    Bank Tabungan Negara Persero Tbk PT                  1,065,100      207,818
*   Bayan Resources Tbk PT                                  79,500       38,710
    Bumi Serpong Damai Tbk PT                           15,448,500    2,074,997
    Charoen Pokphand Indonesia Tbk PT                   11,188,600    2,240,741
    Ciputra Development Tbk PT                           4,712,046      366,045
    Gudang Garam Tbk PT                                    698,400    3,990,318
    Indocement Tunggal Prakarsa Tbk PT                   2,000,200    2,625,546
    Indofood CBP Sukses Makmur Tbk PT                    3,456,800    2,165,707
    Indofood Sukses Makmur Tbk PT                       12,979,900    8,157,944
    Indosat Tbk PT                                       1,720,800      839,532
    Jasa Marga Persero Tbk PT                            3,871,113    1,699,588
    Kalbe Farma Tbk PT                                  30,284,700    3,941,384
    Matahari Department Store Tbk PT                     2,898,700    2,755,808
    Mayora Indah Tbk PT                                 20,976,125    2,921,189
    Media Nusantara Citra Tbk PT                        12,079,200    1,630,826
    Mitra Keluarga Karyasehat Tbk PT                     2,009,000      337,708
    Pakuwon Jati Tbk PT                                 54,054,100    2,879,337
    Perusahaan Gas Negara Persero Tbk                   13,675,600    2,309,152
    Semen Baturaja Persero Tbk PT                        1,091,000      270,217
    Semen Indonesia Persero Tbk PT                       6,626,300    4,945,812
    Sinar Mas Agro Resources & Technology Tbk PT         1,116,500      319,368
    Summarecon Agung Tbk PT                              3,638,600      267,519
    Surya Citra Media Tbk PT                            10,406,100    1,843,041
    Tambang Batubara Bukit Asam Persero Tbk PT             746,600      733,904
    Telekomunikasi Indonesia Persero Tbk PT             39,175,700   13,769,035
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR                                                  196,768    6,892,783
    Tower Bersama Infrastructure Tbk PT                  2,252,100    1,139,373
    Unilever Indonesia Tbk PT                            2,121,800    7,792,239
    United Tractors Tbk PT                               4,893,796   11,049,735
    Waskita Karya Persero Tbk PT                        11,346,679    2,034,808
*   XL Axiata Tbk PT                                     9,228,500    2,327,446
                                                                   ------------
TOTAL INDONESIA                                                     181,600,790
                                                                   ------------
MALAYSIA -- (2.9%)
    Affin Holdings Bhd                                     804,100      482,664
    AirAsia Bhd                                          5,509,100    4,153,663
    Alliance Financial Group Bhd                         1,073,400      985,548
    AMMB Holdings Bhd                                    4,711,559    5,444,951
    Astro Malaysia Holdings Bhd                          2,488,700    1,499,288
#   Axiata Group Bhd                                     3,971,711    4,294,862
    Batu Kawan Bhd                                         105,400      467,680
    BIMB Holdings Bhd                                    1,182,855    1,204,236
    Boustead Holdings Bhd                                  264,800      166,296
    British American Tobacco Malaysia Bhd                  217,500    2,234,230
    CIMB Group Holdings Bhd                              5,710,010    8,733,711
    Dialog Group Bhd                                     2,910,618    1,312,106
#   DiGi.Com Bhd                                         5,805,020    6,507,246
#   Felda Global Ventures Holdings Bhd                     379,100      144,361

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Fraser & Neave Holdings Bhd                              1,400 $      8,140
    Gamuda Bhd                                           2,521,600    3,120,989
#   Genting Bhd                                          5,555,700   12,612,591
    Genting Malaysia Bhd                                 3,837,600    5,372,701
    Genting Plantations Bhd                                325,000      813,468
#   HAP Seng Consolidated Bhd                            1,066,700    2,264,239
    Hartalega Holdings Bhd                               1,106,800    1,828,169
    Hong Leong Bank Bhd                                    973,566    3,569,017
    Hong Leong Financial Group Bhd                         744,483    2,977,148
    IHH Healthcare Bhd                                   2,131,400    2,938,402
    IJM Corp. Bhd                                        6,118,462    4,958,026
    IOI Corp. Bhd                                        4,711,405    4,916,947
    IOI Properties Group Bhd                             3,052,429    1,496,927
    Kuala Lumpur Kepong Bhd                                453,300    2,624,869
    Lafarge Malaysia Bhd                                   251,580      335,709
    Malayan Banking Bhd                                  5,529,251   12,320,239
    Malaysia Airports Holdings Bhd                       1,492,441    3,049,069
    Malaysia Building Society Bhd                          392,900      112,835
#   Maxis Bhd                                            2,881,400    3,802,780
    MISC Bhd                                             1,958,998    3,378,961
#   MMC Corp. Bhd                                        1,919,700    1,075,338
    My EG Services Bhd                                   2,459,700    1,240,496
    Petronas Chemicals Group Bhd                         3,567,800    5,796,162
    Petronas Dagangan Bhd                                  345,500    1,919,118
#   Petronas Gas Bhd                                       890,500    3,896,570
    PPB Group Bhd                                          900,800    3,546,057
    Press Metal Aluminium Holdings Bhd                   1,627,000    1,083,020
    Public Bank Bhd                                      3,537,614   16,757,371
    QL Resources Bhd                                       303,900      354,102
    RHB Bank Bhd                                         1,537,905    1,796,069
    Sapura Energy Bhd                                   12,144,100    4,369,556
#   Sime Darby Bhd                                       3,740,861    8,256,420
#   SP Setia Bhd Group                                   1,181,789      913,507
    Sunway Bhd                                           1,154,411    1,153,884
    Telekom Malaysia Bhd                                 1,435,664    2,133,495
    Tenaga Nasional Bhd                                  4,375,250   14,425,369
    Top Glove Corp. Bhd                                    725,400      972,141
*   UMW Holdings Bhd                                     1,450,166    1,974,637
*   UMW Oil & Gas Corp. Bhd                              1,513,250      106,067
    United Plantations Bhd                                  49,700      321,161
    Westports Holdings Bhd                               1,509,000    1,314,484
    YTL Corp. Bhd                                       16,425,686    5,369,801
    YTL Power International Bhd                          3,177,547    1,038,793
                                                                   ------------
TOTAL MALAYSIA                                                      189,945,686
                                                                   ------------
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                          9,029,144   12,532,518
#   America Movil S.A.B. de C.V. Series L               46,329,297   40,935,815
    America Movil S.A.B. de C.V. Series L ADR               22,528      398,295
#   Arca Continental S.A.B. de C.V.                        777,376    5,779,285
*   Cemex S.A.B. de C.V.                                14,683,012   14,186,087
*   Cemex S.A.B. de C.V. Sponsored ADR                   1,766,143   17,149,244
    Coca-Cola Femsa S.A.B. de C.V. Series L                466,386    3,969,226

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR            33,045 $  2,808,164
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                           8,719        8,301
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         209,946    1,886,890
    Fomento Economico Mexicano S.A.B. de C.V.            1,793,669   18,086,309
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                         39,796    4,014,621
    Gruma S.A.B. de C.V. Class B                           541,859    7,471,125
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 15,027 1,722,094 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                              404,642    4,629,545
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR      32,867    6,985,881
#   Grupo Bimbo S.A.B. de C.V. Series A                  2,572,025    6,468,168
    Grupo Carso S.A.B. de C.V. Series A1                   936,360    3,911,121
#   Grupo Elektra S.A.B. de C.V.                           102,016    4,559,303
    Grupo Financiero Banorte S.A.B. de C.V. Class O      3,567,329   23,643,261
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O      4,182,018    7,514,830
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                            3,424,043    7,022,149
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                           64,027      656,917
#   Grupo Lala S.A.B. de C.V.                            1,047,970    2,061,503
    Grupo Mexico S.A.B. de C.V. Series B                 6,058,822   19,722,440
#   Grupo Televisa S.A.B. Series CPO                     3,594,377   19,172,703
    Grupo Televisa S.A.B. Sponsored ADR                    183,843    4,893,901
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              2,356,616    4,500,769
    Industrias Penoles S.A.B. de C.V.                      321,629    7,895,064
    Infraestructura Energetica Nova S.A.B. de C.V.         850,882    4,817,801
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      2,348,560    4,722,845
*   La Comer S.A.B. de C.V.                                270,248      274,005
    Megacable Holdings S.A.B. de C.V.                      115,969      480,878
    Mexichem S.A.B. de C.V.                              2,912,535    8,311,011
    Nemak S.A.B. de C.V.                                   150,100      135,408
*   Organizacion Soriana S.A.B. de C.V. Class B          1,102,476    2,730,412
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                 404,964    4,442,832
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                   3,236       27,926
    Wal-Mart de Mexico S.A.B. de C.V.                    7,054,235   16,325,487
                                                                   ------------
TOTAL MEXICO                                                        296,854,134
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                              11,959      137,651
    Cia de Minas Buenaventura SAA ADR                      139,674    1,709,610
    Credicorp, Ltd.                                         78,885   14,604,769
*   Grana y Montero SAA Sponsored ADR                       99,446      317,233
                                                                   ------------
TOTAL PERU                                                           16,769,263
                                                                   ------------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc.                        2,259,870    3,402,252
    Aboitiz Power Corp.                                  2,462,500    1,902,664
    Alliance Global Group, Inc.                          7,740,000    2,201,996
    Ayala Corp.                                            284,537    4,874,655
    Ayala Land, Inc.                                     9,207,218    7,662,769
    Bank of the Philippine Islands                       1,128,563    2,338,582
    BDO Unibank, Inc.                                    2,705,832    6,747,400
    DMCI Holdings, Inc.                                 10,645,700    3,395,701
*   DoubleDragon Properties Corp.                          297,600      271,321
    Emperador, Inc.                                      1,850,900      274,663

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Energy Development Corp.                             24,538,700 $ 2,903,185
    Globe Telecom, Inc.                                      58,490   2,453,823
    GT Capital Holdings, Inc.                               138,545   3,331,767
    International Container Terminal Services, Inc.       1,287,400   2,724,388
    JG Summit Holdings, Inc.                              2,155,960   3,396,115
    Jollibee Foods Corp.                                    695,840   3,100,619
    LT Group, Inc.                                        4,700,000   1,640,103
    Manila Electric Co.                                     387,830   2,144,563
    Megaworld Corp.                                      23,849,800   2,268,625
    Metro Pacific Investments Corp.                      23,790,000   3,200,440
    Metropolitan Bank & Trust Co.                         1,097,655   1,892,955
    Philippine National Bank                                168,558     223,780
    PLDT, Inc.                                               87,155   2,827,657
    PLDT, Inc. Sponsored ADR                                 59,031   1,916,737
    Puregold Price Club, Inc.                             1,565,500   1,461,802
    Robinsons Land Corp.                                  3,988,000   2,031,936
    Robinsons Retail Holdings, Inc.                         557,560     957,566
    San Miguel Corp.                                      1,374,390   2,766,789
    Security Bank Corp.                                     174,300     808,069
    Semirara Mining & Power Corp.                           529,000   1,776,999
    SM Investments Corp.                                    282,933   4,524,629
    SM Prime Holdings, Inc.                               8,486,110   5,871,972
*   Top Frontier Investment Holdings, Inc.                   42,789     258,626
    Universal Robina Corp.                                1,282,840   4,091,934
                                                                    -----------
TOTAL PHILIPPINES                                                    91,647,082
                                                                    -----------
POLAND -- (1.8%)
*   Alior Bank SA                                           158,755   2,828,084
*   AmRest Holdings SE                                          344      35,371
    Bank Handlowy w Warszawie SA                             44,679     882,696
*   Bank Millennium SA                                    1,242,022   2,665,498
    Bank Pekao SA                                           175,296   6,228,618
#   Bank Zachodni WBK SA                                     50,450   5,326,596
    Budimex SA                                                1,258      77,380
    CCC SA                                                   36,838   2,500,396
    CD Projekt SA                                            65,836   1,584,003
#   Cyfrowy Polsat SA                                       393,451   2,804,587
    Enea SA                                                  75,811     319,566
    Grupa Azoty SA                                           83,448   1,632,143
*   Grupa Lotos SA                                          352,784   4,766,981
*   ING Bank Slaski SA                                       39,956   2,196,871
*   Jastrzebska Spolka Weglowa SA                            77,126   1,775,552
    Kernel Holding SA                                         2,130      37,685
    KGHM Polska Miedz SA                                    405,674  13,801,565
    KRUK SA                                                   1,152     110,188
#   LPP SA                                                    1,669   3,252,714
*   mBank SA                                                 28,239   3,572,074
#*  Orange Polska SA                                      1,116,971   1,693,908
#   PGE Polska Grupa Energetyczna SA                      2,683,831   9,780,365
    Polski Koncern Naftowy Orlen SA                         649,675  19,235,189
    Polskie Gornictwo Naftowe i Gazownictwo SA            2,283,734   4,244,449
*   Powszechna Kasa Oszczednosci Bank Polski SA             964,323   9,873,171
    Powszechny Zaklad Ubezpieczen SA                        808,411   9,958,203

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Synthos SA                                             889,961 $  1,099,055
*   Tauron Polska Energia SA                             2,675,765    2,835,745
                                                                   ------------
TOTAL POLAND                                                        115,118,653
                                                                   ------------
RUSSIA -- (1.5%)
    Gazprom PJSC Sponsored ADR                           4,058,530   15,798,761
*   Lenta, Ltd. GDR(BJ621Y903)                              30,830      185,078
*   Lenta, Ltd. GDR(52634T200)                              30,638      183,828
    Lukoil PJSC Sponsored ADR                              257,005   11,975,210
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     197,103    1,467,305
*   Mail.Ru Group, Ltd. GDR                                 35,553      981,618
    MegaFon PJSC GDR                                       139,778    1,341,751
    MMC Norilsk Nickel PJSC ADR                            406,377    6,030,471
    Novatek PJSC GDR                                        61,847    6,479,799
    Novolipetsk Steel PJSC GDR                             123,601    2,582,451
    PhosAgro PJSC GDR                                       76,363    1,047,644
    Rosneft Oil Co. PJSC GDR                               833,683    4,281,862
    Rostelecom PJSC Sponsored ADR(778529107)                10,732       69,490
    Rostelecom PJSC Sponsored ADR(B114RM901)                78,867      519,447
    RusHydro PJSC ADR(BYZ5W4903)                         1,329,772    1,662,272
    RusHydro PJSC ADR(782183404)                            12,131       14,679
    Sberbank of Russia PJSC Sponsored ADR                1,818,206   21,168,796
    Severstal PJSC GDR                                     216,701    2,978,118
    Tatneft PJSC Sponsored ADR                             221,078    8,524,942
    VEON, Ltd.                                             221,245      904,892
    VTB Bank PJSC GDR(46630Q202)                         1,187,555    2,291,981
    VTB Bank PJSC GDR(B1W7FX909)                         1,358,280    2,621,050
*   X5 Retail Group NV GDR                                  68,066    2,632,793
                                                                   ------------
TOTAL RUSSIA                                                         95,744,238
                                                                   ------------
SOUTH AFRICA -- (7.3%)
*   Anglo American Platinum, Ltd.                          121,432    2,973,681
#   AngloGold Ashanti, Ltd. Sponsored ADR                1,637,102   16,403,762
    Aspen Pharmacare Holdings, Ltd.                        590,924   12,385,605
    AVI, Ltd.                                              357,914    2,661,839
#   Barclays Africa Group, Ltd.                          1,307,023   14,348,372
    Bid Corp., Ltd.                                        778,465   18,695,531
    Bidvest Group, Ltd. (The)                              778,465    9,909,570
#*  Brait SE                                               480,649    2,292,877
    Capitec Bank Holdings, Ltd.                             88,443    5,769,420
    Clicks Group, Ltd.                                     158,229    1,794,037
    Discovery, Ltd.                                        779,542    8,298,169
    Distell Group, Ltd.                                     65,088      717,436
    Exxaro Resources, Ltd.                                 129,148    1,066,438
    FirstRand, Ltd.                                      4,730,180   18,606,207
    Foschini Group, Ltd. (The)                              86,582      996,692
#   Gold Fields, Ltd. Sponsored ADR                      3,199,992   12,767,968
*   Impala Platinum Holdings, Ltd.                         613,363    1,637,685
#   Imperial Holdings, Ltd.                                553,491    7,310,999
#   Investec, Ltd.                                         897,309    6,715,545
#*  Kumba Iron Ore, Ltd.                                   164,394    2,453,744
    Liberty Holdings, Ltd.                                 368,855    3,164,442

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Life Healthcare Group Holdings, Ltd.                 3,416,803 $  6,566,792
    MMI Holdings, Ltd.                                   3,291,947    5,163,225
    Mondi, Ltd.                                            279,338    7,252,323
    Mr. Price Group, Ltd.                                  545,010    7,162,319
    MTN Group, Ltd.                                      3,193,862   28,718,621
    Naspers, Ltd. Class N                                  407,281   90,031,252
#   Nedbank Group, Ltd.                                    717,090   11,926,986
*   NEPI Rockcastle P.L.C.                                 213,857    2,848,722
    Netcare, Ltd.                                        2,630,152    4,894,657
#   Pick n Pay Stores, Ltd.                                261,842    1,260,243
    Pioneer Foods Group, Ltd.                              239,873    2,548,485
    PSG Group, Ltd.                                        161,662    3,173,496
    Sanlam, Ltd.                                         2,999,830   15,108,759
    Sappi, Ltd.                                          1,561,967   10,346,582
    Sasol, Ltd.                                            130,693    3,939,349
    Sasol, Ltd. Sponsored ADR                              778,314   23,458,384
#   Shoprite Holdings, Ltd.                                951,195   14,553,149
    Sibanye Gold, Ltd.                                     905,997    1,156,406
    SPAR Group, Ltd. (The)                                 284,382    3,564,467
    Standard Bank Group, Ltd.                            2,023,352   25,135,661
#   Steinhoff International Holdings NV                  3,638,070   18,204,777
    Telkom SA SOC, Ltd.                                    939,537    4,637,519
    Tiger Brands, Ltd.                                     296,871    9,000,917
#   Truworths International, Ltd.                          870,567    4,994,269
    Vodacom Group, Ltd.                                    613,585    8,291,224
    Woolworths Holdings, Ltd.                            2,021,501    9,661,369
                                                                   ------------
TOTAL SOUTH AFRICA                                                  474,569,972
                                                                   ------------
SOUTH KOREA -- (16.6%)
    Amorepacific Corp.                                      43,151   10,932,875
#   AMOREPACIFIC Group                                      41,154    4,466,870
    BGF retail Co., Ltd.                                    28,606    2,360,799
    BNK Financial Group, Inc.                              552,864    5,586,443
#*  Celltrion, Inc.                                         71,936    6,971,808
    Cheil Worldwide, Inc.                                   73,456    1,335,754
#   CJ CGV Co., Ltd.                                        18,162    1,124,880
#   CJ CheilJedang Corp.                                    21,206    7,008,822
#   CJ Corp.                                                34,729    6,019,919
    CJ E&M Corp.                                            31,220    2,082,932
#*  CJ Korea Express Corp.                                  10,366    1,726,838
    CJ O Shopping Co., Ltd.                                  2,962      526,353
    Com2uSCorp                                              12,702    1,301,438
    Cosmax, Inc.                                            10,530      972,621
    Coway Co., Ltd.                                         76,728    6,792,885
#   Cuckoo Electronics Co., Ltd.                             2,015      253,118
    Daelim Industrial Co., Ltd.                             49,686    4,071,633
*   Daewoo Engineering & Construction Co., Ltd.            133,508      977,830
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.     165,407      124,161
    DGB Financial Group, Inc.                              291,287    3,111,711
    Dongbu Insurance Co., Ltd.                             135,206    9,677,078
#   Dongkuk Steel Mill Co., Ltd.                            50,693      649,862
    Dongsuh Cos., Inc.                                      23,739      626,997
#   Dongwon Systems Corp.                                    4,834      229,834

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
    Doosan Corp.                                            21,369 $ 2,253,178
#   Doosan Heavy Industries & Construction Co., Ltd.       154,219   2,839,439
#*  Doosan Infracore Co., Ltd.                             390,194   2,807,981
    E-MART, Inc.                                            35,026   7,951,219
    Grand Korea Leisure Co., Ltd.                           38,572     791,604
#   Green Cross Corp.                                        4,303     707,628
    Green Cross Holdings Corp.                              18,294     536,329
#*  GS Engineering & Construction Corp.                     87,718   2,494,329
    GS Holdings Corp.                                      180,713  12,181,336
    GS Home Shopping, Inc.                                   4,396     924,447
    GS Retail Co., Ltd.                                     24,957   1,079,049
    Hana Financial Group, Inc.                             457,852  20,890,481
    Hankook Tire Co., Ltd.                                 170,001   9,500,147
#*  Hanmi Pharm Co., Ltd.                                    7,664   2,519,412
#*  Hanmi Science Co., Ltd.                                 14,080   1,047,939
    Hanon Systems                                          260,091   2,380,457
    Hanssem Co., Ltd.                                       15,299   2,405,890
    Hanwha Chemical Corp.                                  222,590   6,709,192
    Hanwha Corp.                                           160,059   7,000,709
#   Hanwha Life Insurance Co., Ltd.                        474,154   3,199,263
#*  Hanwha Techwin Co., Ltd.                                54,195   1,934,212
    Hite Jinro Co., Ltd.                                    52,663   1,127,037
    Hotel Shilla Co., Ltd.                                  38,111   2,210,330
*   Hugel, Inc.                                              2,805   1,456,983
    Hyosung Corp.                                           52,858   7,912,858
*   Hyundai Construction Equipment Co., Ltd.                 3,388   1,109,684
    Hyundai Department Store Co., Ltd.                      35,263   3,498,412
    Hyundai Development Co-Engineering & Construction      105,341   4,012,564
*   Hyundai Electric & Energy System Co., Ltd.               3,507   1,015,507
    Hyundai Elevator Co., Ltd.                              10,664     511,625
    Hyundai Engineering & Construction Co., Ltd.           144,116   5,828,407
    Hyundai Glovis Co., Ltd.                                30,033   4,214,139
    Hyundai Greenfood Co., Ltd.                             63,538   1,037,899
*   Hyundai Heavy Industries Co., Ltd.                      50,890   7,929,425
    Hyundai Home Shopping Network Corp.                      8,843   1,089,981
    Hyundai Marine & Fire Insurance Co., Ltd.              184,449   7,483,299
*   Hyundai Merchant Marine Co., Ltd.                       29,619     206,171
#*  Hyundai Mipo Dockyard Co., Ltd.                         19,275   1,850,232
    Hyundai Mobis Co., Ltd.                                 74,326  16,334,410
    Hyundai Motor Co.                                      181,576  23,506,036
*   Hyundai Robotics Co., Ltd.                              11,383   4,480,631
*   Hyundai Rotem Co., Ltd.                                 34,242     573,670
    Hyundai Steel Co.                                      184,545  10,332,054
#   Hyundai Wia Corp.                                       36,324   2,240,322
    Iljin Materials Co., Ltd.                                7,706     257,945
    Industrial Bank of Korea                               468,370   6,470,103
    Innocean Worldwide, Inc.                                 3,114     190,010
    IS Dongseo Co., Ltd.                                    27,962   1,037,147
    Jeil Pharma Holdings, Inc.                                 943      41,140
#*  Jeil Pharmaceutical Co., Ltd.                            2,282     146,416
    Kakao Corp.                                             20,448   2,190,340
    Kangwon Land, Inc.                                     102,333   3,384,383
    KB Financial Group, Inc.                               390,932  20,785,909

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc. ADR                            91,300 $ 4,857,160
    KCC Corp.                                               10,411   4,057,486
    KEPCO Plant Service & Engineering Co., Ltd.             27,560   1,108,140
    Kia Motors Corp.                                       533,819  17,443,486
    KIWOOM Securities Co., Ltd.                             19,503   1,480,253
    Kolon Industries, Inc.                                  33,244   1,951,271
#*  Komipharm International Co., Ltd.                       25,551     924,949
#   Korea Aerospace Industries, Ltd.                        98,940   4,576,595
    Korea Electric Power Corp.                             220,479   8,790,066
    Korea Electric Power Corp. Sponsored ADR               105,511   2,117,606
*   Korea Gas Corp.                                         44,931   2,015,456
    Korea Investment Holdings Co., Ltd.                     65,303   4,155,083
#   Korea Kolmar Co., Ltd.                                  18,540   1,176,187
    Korea Petrochemical Ind Co., Ltd.                        8,191   1,889,349
    Korea Zinc Co., Ltd.                                    13,592   5,992,135
*   Korean Air Lines Co., Ltd.                             122,152   3,879,002
    Korean Reinsurance Co.                                 150,867   1,739,213
#   KT Corp. Sponsored ADR                                  95,200   1,731,688
    KT&G Corp.                                             132,438  13,489,959
#   Kumho Petrochemical Co., Ltd.                           32,149   2,167,319
#*  Kumho Tire Co., Inc.                                   212,069   1,430,163
    LG Chem, Ltd.                                           46,976  13,772,226
    LG Corp.                                               112,554   7,582,493
    LG Display Co., Ltd.                                   424,682  11,983,512
#   LG Display Co., Ltd. ADR                               808,137  11,499,789
#   LG Electronics, Inc.                                   183,420  10,995,040
    LG Household & Health Care, Ltd.                        13,222  11,708,654
    LG Innotek Co., Ltd.                                    19,841   2,657,006
    LG International Corp.                                  23,266     611,244
    LG Uplus Corp.                                         500,375   7,438,739
#   LIG Nex1 Co., Ltd.                                       9,331     682,747
#   Loen Entertainment, Inc.                                 7,273     582,439
    Lotte Chemical Corp.                                    37,059  12,201,139
    Lotte Chilsung Beverage Co., Ltd.                          980   1,413,800
    Lotte Confectionery Co., Ltd.                            7,577   1,378,062
    LOTTE Himart Co., Ltd.                                  14,752     917,484
    Lotte Shopping Co., Ltd.                                20,357   4,781,816
    LS Corp.                                                29,652   2,228,914
    LS Industrial Systems Co., Ltd.                         25,409   1,311,345
#   Macquarie Korea Infrastructure Fund                    527,913   3,986,356
#   Mando Corp.                                             18,921   4,337,657
#   Medy-Tox, Inc.                                           5,775   3,050,002
    Meritz Financial Group, Inc.                            90,211   1,225,297
    Meritz Fire & Marine Insurance Co., Ltd.               132,883   2,807,596
    Meritz Securities Co., Ltd.                            557,853   2,596,613
    Mirae Asset Daewoo Co., Ltd.                           456,755   4,430,746
    NAVER Corp.                                             37,790  27,134,219
#   NCSoft Corp.                                            15,686   5,059,447
    Nexen Tire Corp.                                        99,808   1,186,370
    NH Investment & Securities Co., Ltd.                   239,748   3,032,567
*   NHN Entertainment Corp.                                 13,318     912,715
#   NongShim Co., Ltd.                                       4,477   1,277,841
#   OCI Co., Ltd.                                           31,064   2,562,260

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#*  Orion Corp.                                           33,727 $    2,474,436
    Orion Holdings Corp.                                  17,530        432,347
    Ottogi Corp.                                           1,053        736,864
#*  Pan Ocean Co., Ltd.                                  361,136      1,880,333
#   Paradise Co., Ltd.                                    62,375        740,516
#   Poongsan Corp.                                         8,597        381,683
    POSCO                                                 67,414     20,144,303
    POSCO Sponsored ADR                                  109,096      8,195,292
    Posco Daewoo Corp.                                    85,173      1,788,538
    S-1 Corp.                                             26,065      2,147,706
    S-Oil Corp.                                           64,981      6,768,961
    Samsung C&T Corp.                                     72,932      9,057,056
    Samsung Card Co., Ltd.                                59,683      2,116,509
    Samsung Electro-Mechanics Co., Ltd.                   75,403      6,297,133
    Samsung Electronics Co., Ltd.                         92,810    199,585,950
*   Samsung Electronics Co., Ltd. GDR                     52,509     56,604,249
#*  Samsung Engineering Co., Ltd.                        116,876      1,064,929
    Samsung Fire & Marine Insurance Co., Ltd.             53,457     13,946,603
*   Samsung Heavy Industries Co., Ltd.                   480,671      4,810,319
    Samsung Life Insurance Co., Ltd.                      72,497      8,130,200
    Samsung SDI Co., Ltd.                                 77,805     11,691,522
    Samsung SDS Co., Ltd.                                 31,374      5,012,592
    Samsung Securities Co., Ltd.                         116,404      4,219,448
#   SFA Engineering Corp.                                 28,906        969,690
    Shinhan Financial Group Co., Ltd.                    408,134     19,397,371
    Shinhan Financial Group Co., Ltd. ADR                 86,082      4,090,617
#   Shinsegae, Inc.                                       15,449      3,283,168
#   SK Chemicals Co., Ltd.                                30,297      1,853,678
    SK Holdings Co., Ltd.                                 62,844     15,242,488
    SK Hynix, Inc.                                       801,175     47,102,956
    SK Innovation Co., Ltd.                              131,292     20,721,278
#   SK Materials Co., Ltd.                                 7,939      1,309,255
    SK Networks Co., Ltd.                                221,151      1,251,037
    SK Telecom Co., Ltd.                                  22,141      5,474,400
    SK Telecom Co., Ltd. ADR                               6,224        169,666
    SKC Co., Ltd.                                         33,367      1,080,051
#   SPC Samlip Co., Ltd.                                   3,031        446,986
    Ssangyong Cement Industrial Co., Ltd.                 47,387        607,244
#*  Taihan Electric Wire Co., Ltd.                       154,853        172,392
    Tongyang Life Insurance Co., Ltd.                     83,333        724,692
    Woori Bank                                           560,516      9,573,085
#   Woori Bank Sponsored ADR                               1,026         52,593
    Young Poong Corp.                                        595        658,275
#   Youngone Corp.                                        47,419      1,389,261
#   Yuhan Corp.                                            7,245      1,531,345
#*  Yungjin Pharmaceutical Co., Ltd.                      60,994        522,113
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,075,722,602
                                                                 --------------
TAIWAN -- (14.9%)
    Accton Technology Corp.                              553,000      1,473,232
#   Acer, Inc.                                         5,739,811      2,820,494
#   Advanced Semiconductor Engineering, Inc.          12,765,564     17,126,757
    Advantech Co., Ltd.                                  455,663      3,446,859

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Airtac International Group                              126,850 $ 1,715,827
#   Asia Cement Corp.                                     4,445,758   3,929,173
*   Asia Pacific Telecom Co., Ltd.                        2,687,000     952,308
    Asustek Computer, Inc.                                1,272,180  11,831,666
#   AU Optronics Corp.                                   24,425,873   9,888,278
#   AU Optronics Corp. Sponsored ADR                        326,626   1,313,037
    Casetek Holdings, Ltd.                                  313,000     988,695
    Catcher Technology Co., Ltd.                          1,354,429  15,566,323
    Cathay Financial Holding Co., Ltd.                    9,371,450  15,269,700
#   Chailease Holding Co., Ltd.                           2,569,840   7,387,677
    Chang Hwa Commercial Bank, Ltd.                       9,287,889   5,444,827
#   Cheng Shin Rubber Industry Co., Ltd.                  3,200,965   6,474,505
    Chicony Electronics Co., Ltd.                         1,027,664   2,644,192
    China Airlines, Ltd.                                  8,884,536   2,730,369
    China Development Financial Holding Corp.            26,174,121   7,894,379
    China Life Insurance Co., Ltd.                        6,486,344   6,862,853
    China Motor Corp.                                       992,000     857,145
#   China Steel Corp.                                    15,093,932  12,393,790
    Chipbond Technology Corp.                               797,000   1,312,823
    Chroma ATE, Inc.                                        118,000     372,790
#   Chunghwa Precision Test Tech Co., Ltd.                   20,000     938,584
    Chunghwa Telecom Co., Ltd.                            1,608,000   5,435,361
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                266,144   9,000,990
#   Compal Electronics, Inc.                             10,369,541   6,886,851
    CTBC Financial Holding Co., Ltd.                     20,136,175  12,936,853
    CTCI Corp.                                            1,281,000   2,089,224
    Delta Electronics, Inc.                               2,385,486  12,675,524
    E Ink Holdings, Inc.                                    647,000     691,713
    E.Sun Financial Holding Co., Ltd.                    14,124,954   9,004,623
    Eclat Textile Co., Ltd.                                 258,402   2,974,970
#   Elite Material Co., Ltd.                                327,000   1,617,288
#   Ennoconn Corp.                                           62,000     929,612
    Eternal Materials Co., Ltd.                           1,451,350   1,633,070
    Eva Airways Corp.                                     6,861,740   3,325,163
*   Evergreen Marine Corp. Taiwan, Ltd.                   3,426,261   1,877,527
    Far Eastern International Bank                          721,140     237,878
    Far Eastern New Century Corp.                         7,296,085   6,004,834
    Far EasTone Telecommunications Co., Ltd.              2,601,000   6,288,248
    Farglory Land Development Co., Ltd.                     644,393     806,774
#   Feng TAY Enterprise Co., Ltd.                           475,424   2,039,037
    First Financial Holding Co., Ltd.                    18,055,124  12,194,993
    Formosa Chemicals & Fibre Corp.                       3,606,518  10,866,116
    Formosa Petrochemical Corp.                           1,552,000   5,448,311
    Formosa Plastics Corp.                                4,025,153  12,071,751
    Formosa Taffeta Co., Ltd.                             1,403,000   1,389,228
    Foxconn Technology Co., Ltd.                          1,843,627   5,543,189
    Fubon Financial Holding Co., Ltd.                     8,611,233  13,377,153
    General Interface Solution Holding, Ltd.                159,000   1,524,308
    Giant Manufacturing Co., Ltd.                           571,506   2,821,024
    Globalwafers Co., Ltd.                                  133,000   1,047,024
    Gourmet Master Co., Ltd.                                101,305   1,185,834
#   Highwealth Construction Corp.                         2,120,190   3,510,343
    Hiwin Technologies Corp.                                296,005   2,149,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd.                 17,267,653 $67,155,191
#   Hota Industrial Manufacturing Co., Ltd.                 237,235   1,085,783
    Hotai Motor Co., Ltd.                                   362,000   4,398,871
#*  HTC Corp.                                             1,292,235   3,067,240
    Hua Nan Financial Holdings Co., Ltd.                 13,506,007   7,893,869
#   Innolux Corp.                                        27,802,241  13,562,150
    Inventec Corp.                                        5,430,551   4,338,034
    Kenda Rubber Industrial Co., Ltd.                     1,082,377   1,696,858
#   King Slide Works Co., Ltd.                               81,000   1,138,605
    King Yuan Electronics Co., Ltd.                       1,471,000   1,465,029
    King's Town Bank Co., Ltd.                            1,051,000   1,086,084
#   Kinsus Interconnect Technology Corp.                    683,000   1,840,897
    Largan Precision Co., Ltd.                              133,860  24,423,998
    LCY Chemical Corp.                                      817,123   1,185,767
#   Lite-On Technology Corp.                              4,896,410   7,924,433
#   Long Chen Paper Co., Ltd.                             1,295,000   1,629,826
    Makalot Industrial Co., Ltd.                            165,356     739,020
    MediaTek, Inc.                                        1,455,995  12,816,990
#   Mega Financial Holding Co., Ltd.                     16,648,369  14,090,356
*   Mercuries Life Insurance Co., Ltd.                      340,408     178,115
#   Merida Industry Co., Ltd.                               271,287   1,297,881
    Merry Electronics Co., Ltd.                             112,000     923,521
#   Micro-Star International Co., Ltd.                    1,005,000   2,603,725
    Nan Ya Plastics Corp.                                 4,628,599  11,649,726
#   Nanya Technology Corp.                                  992,010   2,045,753
    Nien Made Enterprise Co., Ltd.                          200,000   2,440,593
#   Novatek Microelectronics Corp.                        1,205,000   4,582,202
#*  OBI Pharma, Inc.                                         81,000     576,427
    PChome Online, Inc.                                     109,395     767,663
    Pegatron Corp.                                        5,311,345  17,322,959
    Phison Electronics Corp.                                241,000   3,347,972
    Pou Chen Corp.                                        5,061,487   6,837,454
    Powertech Technology, Inc.                            2,158,819   6,995,407
    Poya International Co., Ltd.                             73,275     935,041
    President Chain Store Corp.                             844,831   7,158,860
#   Qisda Corp.                                           2,050,000   1,621,592
    Quanta Computer, Inc.                                 3,941,000   9,343,927
    Realtek Semiconductor Corp.                             686,950   2,570,471
*   Ruentex Development Co., Ltd.                         1,242,709   1,345,886
#   Ruentex Industries, Ltd.                                770,182   1,142,917
#   ScinoPharm Taiwan, Ltd.                                 206,405     279,923
#   Shin Kong Financial Holding Co., Ltd.                15,958,656   4,266,116
    Silergy Corp.                                            55,000   1,075,393
#   Siliconware Precision Industries Co., Ltd.            2,123,637   3,497,151
*   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                          21,813     177,994
    Simplo Technology Co., Ltd.                             690,000   2,192,024
    SinoPac Financial Holdings Co., Ltd.                 19,605,895   6,147,455
    St Shine Optical Co., Ltd.                               11,000     226,624
    Standard Foods Corp.                                    462,902   1,232,512
    Synnex Technology International Corp.                 2,340,343   2,602,333
    Taichung Commercial Bank Co., Ltd.                      159,669      54,998
*   TaiMed Biologics, Inc.                                  138,000   1,008,988
    Tainan Spinning Co., Ltd.                               115,412      50,426

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Taishin Financial Holding Co., Ltd.                 19,587,984 $  9,211,451
    Taiwan Business Bank                                 8,318,140    2,360,734
    Taiwan Cement Corp.                                  8,097,720    9,385,028
    Taiwan Cooperative Financial Holding Co., Ltd.      14,856,581    8,118,427
#   Taiwan FamilyMart Co., Ltd.                             89,000      605,511
    Taiwan Fertilizer Co., Ltd.                          1,415,000    1,921,436
*   Taiwan Glass Industry Corp.                          2,124,375    1,087,087
    Taiwan High Speed Rail Corp.                         1,706,000    1,472,089
    Taiwan Mobile Co., Ltd.                              2,215,300    7,928,287
    Taiwan Paiho, Ltd.                                      64,000      267,009
    Taiwan Secom Co., Ltd.                                 362,670    1,073,780
    Taiwan Semiconductor Manufacturing Co., Ltd.        25,317,808  178,969,036
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                      1,982,786   71,300,985
*   Tatung Co., Ltd.                                     2,566,000    1,078,953
    Teco Electric and Machinery Co., Ltd.                3,589,000    3,379,993
    Tong Yang Industry Co., Ltd.                           936,000    1,737,565
*   TPK Holding Co., Ltd.                                  581,000    1,950,843
    Transcend Information, Inc.                            334,181      989,626
    Tripod Technology Corp.                                753,870    2,461,109
    Tung Thih Electronic Co., Ltd.                          44,000      312,469
#   Uni-President Enterprises Corp.                      7,758,033   14,847,650
#   United Microelectronics Corp.                       38,130,000   17,501,279
#   Vanguard International Semiconductor Corp.           1,888,000    3,534,442
    Voltronic Power Technology Corp.                        57,350      983,416
    Walsin Lihwa Corp.                                   5,308,000    2,337,255
    Wan Hai Lines, Ltd.                                  1,821,800    1,043,482
#   Win Semiconductors Corp.                               742,034    4,342,135
    Winbond Electronics Corp.                            6,597,000    3,981,394
    Wintek Corp.                                           604,760        6,872
    Wistron Corp.                                        6,209,099    6,265,868
    Wistron NeWeb Corp.                                    186,000      594,968
    WPG Holdings, Ltd.                                   3,035,869    4,251,568
    Yageo Corp.                                            908,579    3,460,153
    Yuanta Financial Holding Co., Ltd.                  19,830,806    8,500,834
    Yulon Motor Co., Ltd.                                1,909,000    1,667,890
    Zhen Ding Technology Holding, Ltd.                   1,099,700    2,558,153
                                                                   ------------
TOTAL TAIWAN                                                        962,748,187
                                                                   ------------
THAILAND -- (2.5%)
    Advanced Info Service PCL                            1,440,700    8,031,189
    Airports of Thailand PCL                             5,784,000    8,951,542
    Bangchak Corp. PCL                                     999,600    1,043,863
    Bangkok Bank PCL(6077019)                              241,500    1,338,985
    Bangkok Bank PCL(6368360)                              141,600      763,818
    Bangkok Dusit Medical Services PCL Class F           6,818,900    3,913,903
    Bangkok Expressway & Metro PCL                       5,933,099    1,337,227
    Bangkok Life Assurance PCL                           1,031,200    1,293,784
    Banpu PCL                                            3,487,850    1,708,472
    Berli Jucker PCL                                     1,647,700    2,290,088
    BTS Group Holdings PCL                               4,154,700    1,073,743
    Bumrungrad Hospital PCL                                402,600    2,117,260
    Carabao Group PCL Class F                              485,000    1,012,952
    Central Pattana PCL                                  1,779,300    3,716,177

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Central Plaza Hotel PCL                              1,046,100 $  1,281,041
    CH Karnchang PCL                                       680,200      582,564
    Charoen Pokphand Foods PCL                           5,404,800    3,995,555
    CP ALL PCL                                           4,313,700    7,875,145
    Delta Electronics Thailand PCL                         656,900    1,751,983
    Electricity Generating PCL                             332,300    2,176,954
    Energy Absolute PCL                                  1,783,800    1,983,400
    Global Power Synergy PCL Class F                       451,700      522,605
    Glow Energy PCL                                        826,500    2,011,825
    Home Product Center PCL                             10,007,413    2,977,278
    Indorama Ventures PCL                                3,150,100    3,526,249
    Intouch Holdings PCL                                 1,446,700    2,597,639
    IRPC PCL                                            16,099,600    2,660,971
    Jasmine International PCL                            3,048,500      687,084
    Kasikornbank PCL(6364766)                              229,600    1,328,205
    Kasikornbank PCL(6888794)                            1,146,600    6,822,436
    KCE Electronics PCL                                    431,000    1,120,355
    Kiatnakin Bank PCL                                     445,700      894,039
    Krung Thai Bank PCL                                  8,743,587    4,755,876
    Land & Houses PCL(6581930)                             790,000      237,405
    Land & Houses PCL(6581941)                           4,011,940    1,205,638
    Minor International PCL                              2,391,770    3,036,746
    MK Restaurants Group PCL                               421,700      773,029
    Muangthai Leasing PCL Class F                          926,100      994,939
    Pruksa Holding PCL                                   2,392,300    1,646,317
    PTT Exploration & Production PCL(B1359J0)            2,414,655    6,385,577
    PTT Exploration & Production PCL(B1359L2)               65,409      172,975
    PTT Global Chemical PCL                              2,436,872    5,290,941
    PTT PCL                                              1,634,600   19,059,240
    Ratchaburi Electricity Generating Holding PCL          824,700    1,338,296
    Robinson PCL                                           598,500    1,047,665
    Siam Cement PCL (The)(6609906)                         166,400    2,530,266
    Siam Cement PCL (The)(6609928)                         230,100    3,498,884
    Siam City Cement PCL                                   197,367    1,844,579
    Siam Commercial Bank PCL (The)                       1,140,966    5,040,254
    Siam Global House PCL                                1,894,408      779,931
    Srisawad Corp. PCL                                     406,000      643,592
    Star Petroleum Refining PCL                          3,335,800    1,543,772
    Thai Oil PCL                                         1,609,200    4,146,737
    Thai Union Group PCL Class F                         3,134,940    1,912,439
    Thanachart Capital PCL                               1,323,800    1,899,582
    Tisco Financial Group PCL                              566,800    1,256,187
    TMB Bank PCL                                        24,158,000    1,713,308
    Total Access Communication PCL(B1YWK08)              1,459,300    2,379,067
    Total Access Communication PCL(B231MK7)                423,600      690,586
    TPI Polene PCL                                      12,385,600      841,178
*   True Corp. PCL                                      21,266,431    3,610,816
    TTW PCL                                                581,700      190,541
                                                                   ------------
TOTAL THAILAND                                                      163,854,694
                                                                   ------------
TURKEY -- (1.5%)
    Akbank TAS                                           2,398,643    7,135,696
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.            291,705    1,711,290

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Arcelik A.S.                                         540,990 $    3,999,085
    Aselsan Elektronik Sanayi Ve Ticaret A.S.            307,773      2,104,558
    BIM Birlesik Magazalar A.S.                          342,629      6,682,359
    Coca-Cola Icecek A.S.                                158,003      1,909,375
    Enka Insaat ve Sanayi A.S.                           682,425      1,070,840
    Eregli Demir ve Celik Fabrikalari TAS              2,461,933      5,488,961
    Ford Otomotiv Sanayi A.S.                            126,138      1,613,864
    KOC Holding A.S.                                     723,917      3,371,343
    Petkim Petrokimya Holding A.S.                     1,293,596      2,364,962
    TAV Havalimanlari Holding A.S.                       393,004      2,381,791
    Tofas Turk Otomobil Fabrikasi A.S.                   212,178      1,864,347
    Tupras Turkiye Petrol Rafinerileri A.S.              261,144      8,047,885
*   Turk Hava Yollari AO                               1,190,919      2,990,391
*   Turk Telekomunikasyon A.S.                           761,840      1,570,513
    Turkcell Iletisim Hizmetleri A.S.                  1,174,981      4,296,652
    Turkcell Iletisim Hizmetleri A.S. ADR                 73,838        679,310
    Turkiye Garanti Bankasi A.S.                       3,265,633      9,779,543
    Turkiye Halk Bankasi A.S.                          1,432,317      6,145,168
    Turkiye Is Bankasi Class C                         3,908,677      8,414,096
    Turkiye Sise ve Cam Fabrikalari A.S.               1,716,996      2,196,522
    Turkiye Vakiflar Bankasi TAO Class D               2,388,318      4,780,385
    Ulker Biskuvi Sanayi A.S.                            244,375      1,475,563
*   Yapi ve Kredi Bankasi A.S.                         1,926,840      2,487,265
                                                                 --------------
TOTAL TURKEY                                                         94,561,764
                                                                 --------------
TOTAL COMMON STOCKS                                               6,108,728,620
                                                                 --------------
PREFERRED STOCKS -- (2.7%)

BRAZIL -- (2.6%)
    Banco Bradesco SA                                  2,738,905     26,516,440
    Banco Bradesco SA ADR                                960,668      9,241,628
    Braskem SA Class A                                    73,800        882,992
    Centrais Eletricas Brasileiras SA Class B            303,700      1,623,512
*   Cia Brasileira de Distribuicao                       220,220      5,119,999
    Cia Energetica de Minas Gerais                       178,000        486,334
    Gerdau SA                                            921,168      3,148,989
    Itau Unibanco Holding SA                           4,593,827     54,978,314
    Lojas Americanas SA                                1,021,714      5,134,208
*   Petroleo Brasileiro SA                             2,825,761     12,043,024
*   Petroleo Brasileiro SA Sponsored ADR               1,440,006     12,240,051
    Suzano Papel e Celulose SA Class A                   670,455      3,014,344
    Telefonica Brasil SA                                 465,063      6,966,214
    Vale SA                                            2,677,558     25,046,697
    Vale SA Sponsored ADR                                364,278      3,420,570
                                                                 --------------
TOTAL BRAZIL                                                        169,863,316
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                      113,824        518,504
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                  209,529      2,378,671
    Bancolombia SA                                        30,330        332,132
    Grupo Argos SA                                        37,800        247,094

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores SA                 4,185,719 $    1,850,268
      Grupo de Inversiones Suramericana SA               113,896      1,574,486
                                                                 --------------
TOTAL COLOMBIA                                                        6,382,651
                                                                 --------------
INDIA -- (0.0%)
      Vedanta, Ltd.                                   26,204,120        329,843
                                                                 --------------
TOTAL PREFERRED STOCKS                                              177,094,314
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

SOUTH KOREA -- (0.0%)
*     Ssangyong Cement Industrial Co., Ltd. Rights
        08/21/17                                           3,243          3,043
                                                                 --------------
TAIWAN -- (0.0%)
*     Airtac International Group Rights 08/09/17           5,668         20,368
*     Long Chen Paper Co., Ltd. Rights 08/14/17           17,510          2,610
                                                                 --------------
TOTAL TAIWAN                                                             22,978
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    26,021
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,285,848,955
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund                  16,026,728    185,461,300
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,456,669,337)^^            $6,471,310,255
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Brazil                  $  289,105,421             --   --    $  289,105,421
   Chile                       83,838,802             --   --        83,838,802
   China                      313,240,409 $  791,030,414   --     1,104,270,823
   Colombia                    26,467,587             --   --        26,467,587
   Czech Republic                      --     11,514,858   --        11,514,858
   Egypt                          718,363      6,510,390   --         7,228,753
   Greece                              --     16,303,140   --        16,303,140
   Hungary                             --     29,530,434   --        29,530,434
   India                       31,669,764    749,661,973   --       781,331,737
   Indonesia                    6,892,783    174,708,007   --       181,600,790
   Malaysia                     1,083,020    188,862,666   --       189,945,686
   Mexico                     296,854,134             --   --       296,854,134
   Peru                        16,769,263             --   --        16,769,263
   Philippines                  1,916,737     89,730,345   --        91,647,082
   Poland                              --    115,118,653   --       115,118,653
   Russia                       7,079,281     88,664,957   --        95,744,238
   South Africa                55,478,836    419,091,136   --       474,569,972
   South Korea                 41,941,085  1,033,781,517   --     1,075,722,602
   Taiwan                      81,793,006    880,955,181   --       962,748,187
   Thailand                   163,854,694             --   --       163,854,694
   Turkey                         679,310     93,882,454   --        94,561,764
Preferred Stocks
   Brazil                     169,863,316             --   --       169,863,316
   Chile                          518,504             --   --           518,504
   Colombia                     6,382,651             --   --         6,382,651
   India                               --        329,843   --           329,843
Rights/Warrants
   South Korea                         --          3,043   --             3,043
   Taiwan                              --         22,978   --            22,978
Securities Lending
  Collateral                           --    185,461,300   --       185,461,300
Futures Contracts**             1,900,931             --   --         1,900,931
                           -------------- --------------   --    --------------
TOTAL                      $1,598,047,897 $4,875,163,289   --    $6,473,211,186
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (97.5%)

Consumer Discretionary -- (15.9%)
*   1-800-Flowers.com, Inc. Class A                         44,330 $    427,784
#   Aaron's, Inc.                                           58,430    2,704,140
#   Adient P.L.C.                                           22,979    1,504,435
#   Adtalem Global Education, Inc.                          35,557    1,155,602
*   Ascent Capital Group, Inc. Class A                       8,450      142,805
#   Autoliv, Inc.                                            9,404    1,019,300
#*  AV Homes, Inc.                                           3,852       61,825
#*  Ballantyne Strong, Inc.                                  9,030       61,404
*   Barnes & Noble Education, Inc.                           7,710       55,743
    Barnes & Noble, Inc.                                    55,600      453,140
    Bassett Furniture Industries, Inc.                       2,900      107,880
#   Beasley Broadcast Group, Inc. Class A                    9,471       99,446
*   Beazer Homes USA, Inc.                                   4,326       57,363
*   Belmond, Ltd. Class A                                   75,198      981,334
#   Best Buy Co., Inc.                                     197,800   11,539,652
#   Big 5 Sporting Goods Corp.                              16,901      181,686
*   Biglari Holdings, Inc.                                       8        2,995
*   BJ's Restaurants, Inc.                                  16,658      588,027
#   Bob Evans Farms, Inc.                                   32,778    2,267,582
#*  Build-A-Bear Workshop, Inc.                             25,874      248,390
*   Cabela's, Inc.                                          53,051    3,022,846
    Caleres, Inc.                                           74,697    2,037,734
    Callaway Golf Co.                                       38,543      490,652
*   Cambium Learning Group, Inc.                            37,733      185,646
    Canterbury Park Holding Corp.                            2,755       31,958
    Carnival Corp.                                         489,649   32,698,760
#   Carriage Services, Inc.                                 20,916      510,141
*   Cavco Industries, Inc.                                   7,600      991,040
#   CBS Corp. Class A                                       20,437    1,350,681
*   Charter Communications, Inc. Class A                   339,394  133,011,903
#*  Christopher & Banks Corp.                               44,704       63,033
#   Churchill Downs, Inc.                                    7,682    1,436,918
    Citi Trends, Inc.                                        3,415       75,642
#   Columbia Sportswear Co.                                  8,634      523,048
    Comcast Corp. Class A                                7,221,594  292,113,477
#*  Conn's, Inc.                                            25,450      544,630
#   Core-Mark Holding Co., Inc.                             96,236    3,528,974
    CSS Industries, Inc.                                    10,465      280,148
    Culp, Inc.                                              10,036      301,080
*   Delta Apparel, Inc.                                      7,532      158,398
*   Destination Maternity Corp.                                200          306
#   Dillard's, Inc. Class A                                120,300    8,880,546
*   Discovery Communications, Inc. Class B                   3,762      101,856
*   Discovery Communications, Inc. Class C                   3,762       87,015
*   Dixie Group, Inc. (The)                                 11,800       50,150
*   Dorman Products, Inc.                                    9,311      727,003
    Dover Motorsports, Inc.                                 15,098       30,951
    DR Horton, Inc.                                        208,125    7,427,981
#   Educational Development Corp.                            1,679       17,126
#*  Eldorado Resorts, Inc.                                  18,512      377,645
#   Escalade, Inc.                                             277        3,421

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  EW Scripps Co. (The) Class A                             81,265 $ 1,596,857
#   Finish Line, Inc. (The) Class A                          38,600     531,136
    Flanigan's Enterprises, Inc.                                865      23,182
    Flexsteel Industries, Inc.                                2,068     115,767
    Ford Motor Co.                                        2,831,174  31,765,772
#   Fred's, Inc. Class A                                     47,275     320,052
#*  FTD Cos., Inc.                                           17,602     345,879
#*  G-III Apparel Group, Ltd.                                22,788     593,172
#   GameStop Corp. Class A                                  104,752   2,272,071
    Gaming Partners International Corp.                         500       5,320
#   Gannett Co., Inc.                                        59,819     536,576
    General Motors Co.                                    1,095,598  39,419,616
#*  Genesco, Inc.                                            11,856     380,578
    Graham Holdings Co. Class B                               5,780   3,424,072
#*  Gray Television, Inc.                                    46,874     698,423
#   Group 1 Automotive, Inc.                                 57,936   3,450,089
#   Guess?, Inc.                                             59,800     780,988
    Haverty Furniture Cos., Inc.                             33,479     744,908
*   Helen of Troy, Ltd.                                      61,653   6,211,540
    Hooker Furniture Corp.                                   14,814     625,151
#*  Hyatt Hotels Corp. Class A                               14,601     811,378
*   Iconix Brand Group, Inc.                                 41,336     275,711
    International Speedway Corp. Class A                     24,844     889,415
*   J Alexander's Holdings, Inc.                              2,666      28,126
#*  JAKKS Pacific, Inc.                                      13,103      43,240
#*  JC Penney Co., Inc.                                      85,215     461,013
    Johnson Outdoors, Inc. Class A                           15,588     787,506
#   KB Home                                                  30,800     705,936
#   Kohl's Corp.                                             14,353     593,497
    La-Z-Boy, Inc.                                           56,332   1,904,022
*   Lakeland Industries, Inc.                                 9,887     148,799
#*  Lands' End, Inc.                                         19,415     262,103
    Lennar Corp. Class A                                    224,100  11,751,804
    Lennar Corp. Class B                                      7,868     349,890
*   Liberty Broadband Corp. Class A                          24,095   2,383,477
*   Liberty Broadband Corp. Class B                           1,905     190,500
#*  Liberty Broadband Corp. Class C                          67,601   6,704,667
*   Liberty Expedia Holdings, Inc. Class A                   80,904   4,615,573
#*  Liberty Expedia Holdings, Inc. Class B                    3,457     199,348
#*  Liberty Interactive Corp., QVC Group Class A            815,470  19,522,352
#*  Liberty Interactive Corp., QVC Group Class B             35,706     885,687
#*  Liberty Media Corp.-Liberty Braves Class A                9,638     243,263
#*  Liberty Media Corp.-Liberty Braves Class B                  762      21,062
#*  Liberty Media Corp.-Liberty Braves Class C               20,801     524,809
#*  Liberty Media Corp.-Liberty Formula One Class A          17,043     575,201
*   Liberty Media Corp.-Liberty Formula One Class C          44,409   1,561,865
*   Liberty Media Corp.-Liberty SiriusXM Class A             96,383   4,446,148
*   Liberty Media Corp.-Liberty SiriusXM Class B              7,622     357,739
*   Liberty Media Corp.-Liberty SiriusXM Class C            208,010   9,568,460
*   Liberty TripAdvisor Holdings, Inc. Class A               76,802     902,423
*   Liberty TripAdvisor Holdings, Inc. Class B                3,570      46,767
*   Liberty Ventures Series A                               121,356   7,351,746
#*  Liberty Ventures Series B                                 5,186     331,411

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
           Lifetime Brands, Inc.                             16,431 $   311,367
#          Lions Gate Entertainment Corp. Class A             4,691     137,915
#*         Lions Gate Entertainment Corp. Class B                 1          28
#          Lithia Motors, Inc. Class A                       34,933   3,606,832
*          Luby's, Inc.                                      32,226      92,489
#*         M/I Homes, Inc.                                   37,930     983,904
#*         Madison Square Garden Co. (The) Class A            9,852   2,164,681
           Marcus Corp. (The)                                18,899     514,053
#*         MarineMax, Inc.                                   29,164     436,002
#          Marriott Vacations Worldwide Corp.                 2,531     295,747
(degrees)  Media General, Inc.                               25,196      50,896
#          Meredith Corp.                                    32,676   1,942,588
#*         Meritage Homes Corp.                              28,156   1,147,357
#          MGM Resorts International                        227,871   7,503,792
*          Modine Manufacturing Co.                          14,650     238,063
*          Mohawk Industries, Inc.                           98,740  24,585,273
*          Monarch Casino & Resort, Inc.                      1,103      36,498
#*         Motorcar Parts of America, Inc.                   13,074     365,680
#          Movado Group, Inc.                                21,998     541,151
#*         MSG Networks, Inc. Class A                        29,558     632,541
#*         Murphy USA, Inc.                                  30,778   2,330,818
#          NACCO Industries, Inc. Class A                     6,832     448,179
           Newell Brands, Inc.                              209,562  11,048,109
           News Corp. Class A                               402,247   5,756,155
           News Corp. Class B                                99,903   1,468,574
#          Nexstar Media Group, Inc. Class A                  3,146     205,748
#          Office Depot, Inc.                               181,609   1,066,045
#*         Overstock.com, Inc.                               20,830     333,280
#          Penske Automotive Group, Inc.                     43,845   1,909,011
*          Perry Ellis International, Inc.                   15,092     296,407
           PulteGroup, Inc.                                 143,221   3,497,457
           PVH Corp.                                         31,964   3,812,986
#          RCI Hospitality Holdings, Inc.                    12,026     272,870
#*         Red Robin Gourmet Burgers, Inc.                   31,175   1,864,265
*          Regis Corp.                                       44,912     472,923
#          Rent-A-Center, Inc.                               58,311     770,871
           Rocky Brands, Inc.                                 8,729     121,770
           Royal Caribbean Cruises, Ltd.                    322,500  36,465,075
#*         Ruby Tuesday, Inc.                                17,500      35,350
           Saga Communications, Inc. Class A                  8,693     337,723
           Salem Media Group, Inc.                           10,922      78,092
           Scholastic Corp.                                  30,900   1,280,187
#*         Sequential Brands Group, Inc.                         70         225
*          Shiloh Industries, Inc.                           15,461     114,721
#          Shoe Carnival, Inc.                               32,650     596,189
#          Sonic Automotive, Inc. Class A                    17,000     308,550
           Speedway Motorsports, Inc.                        14,935     317,518
           Standard Motor Products, Inc.                     37,342   1,881,290
           Staples, Inc.                                    426,509   4,329,066
*          Stoneridge, Inc.                                  19,361     295,449
           Strattec Security Corp.                            5,224     185,452
           Superior Industries International, Inc.           23,275     455,026

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.                          17,956 $      400,957
*   Tandy Leather Factory, Inc.                            9,974         88,270
#   TEGNA, Inc.                                          119,639      1,774,246
    Time Warner, Inc.                                  1,534,860    157,200,361
    Time, Inc.                                           191,857      2,695,591
    Toll Brothers, Inc.                                  179,799      6,938,443
#*  Tuesday Morning Corp.                                 60,500        111,925
#   Twenty-First Century Fox, Inc. Class A             1,287,383     37,462,845
    Twenty-First Century Fox, Inc. Class B               550,972     15,807,387
*   UCP, Inc. Class A                                      7,837         87,383
*   Unifi, Inc.                                           41,401      1,356,297
#*  Universal Electronics, Inc.                            3,206        219,451
#*  Vista Outdoor, Inc.                                   69,826      1,612,282
*   VOXX International Corp.                               3,750         25,125
    Walt Disney Co. (The)                                 26,220      2,882,365
    West Marine, Inc.                                     24,859        320,433
#   Whirlpool Corp.                                       30,049      5,345,116
*   William Lyon Homes Class A                            23,600        533,596
                                                                 --------------
Total Consumer Discretionary                                      1,050,811,640
                                                                 --------------
Consumer Staples -- (8.1%)
#   Alico, Inc.                                              960         28,992
#*  Alliance One International, Inc.                       3,508         53,322
    Andersons, Inc. (The)                                 23,660        815,087
    Archer-Daniels-Midland Co.                           813,476     34,312,418
#   British American Tobacco P.L.C. Sponsored ADR         99,034      6,191,587
#   Bunge, Ltd.                                          121,368      9,514,038
#*  CCA Industries, Inc.                                   8,323         29,547
*   Central Garden & Pet Co.                              25,184        805,888
*   Central Garden & Pet Co. Class A                      48,121      1,480,202
    Constellation Brands, Inc. Class B                    12,615      2,473,549
#*  Craft Brew Alliance, Inc.                              9,754        170,695
    CVS Health Corp.                                   1,510,745    120,753,848
#   Fresh Del Monte Produce, Inc.                         39,437      2,029,822
#*  Hain Celestial Group, Inc. (The)                      87,292      3,902,825
    Ingles Markets, Inc. Class A                          11,437        337,391
    Ingredion, Inc.                                       62,117      7,660,268
    JM Smucker Co. (The)                                 108,204     13,190,068
#   John B. Sanfilippo & Son, Inc.                        10,428        670,729
    Kraft Heinz Co. (The)                                176,768     15,460,129
*   Landec Corp.                                          37,056        455,789
    Mannatech, Inc.                                          717         11,651
#   Molson Coors Brewing Co. Class A                       1,908        176,576
    Molson Coors Brewing Co. Class B                     186,550     16,599,219
    Mondelez International, Inc. Class A               2,081,099     91,609,978
    Nutraceutical International Corp.                     14,615        610,907
    Oil-Dri Corp. of America                               5,047        208,744
#   Omega Protein Corp.                                   25,852        413,632
#*  Post Holdings, Inc.                                   50,201      4,176,723
#   Sanderson Farms, Inc.                                 16,100      2,105,075
    Seaboard Corp.                                         1,812      7,746,300
*   Seneca Foods Corp. Class A                             6,301        180,839
*   Seneca Foods Corp. Class B                               300          9,270

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Snyder's-Lance, Inc.                                    32,153 $  1,118,603
    SpartanNash Co.                                         34,281      950,955
#*  TreeHouse Foods, Inc.                                   24,190    2,052,038
    Tyson Foods, Inc. Class A                              405,030   25,662,701
#   Universal Corp.                                         22,290    1,425,445
    Wal-Mart Stores, Inc.                                1,266,497  101,307,095
    Walgreens Boots Alliance, Inc.                         725,538   58,529,150
#   Weis Markets, Inc.                                      11,602      548,891
                                                                   ------------
Total Consumer Staples                                              535,779,986
                                                                   ------------
Energy -- (11.4%)
    Adams Resources & Energy, Inc.                           6,004      228,092
    Anadarko Petroleum Corp.                               258,932   11,825,424
    Andeavor                                               185,538   18,466,597
#   Apache Corp.                                            15,708      777,232
    Archrock, Inc.                                          69,200      757,740
    Baker Hughes a GE Co.                                  127,976    4,721,035
*   Barnwell Industries, Inc.                                7,870       14,717
#   Bristow Group, Inc.                                     32,315      238,162
#*  Callon Petroleum Co.                                    13,214      149,582
    Chevron Corp.                                        1,102,451  120,376,625
*   Cloud Peak Energy, Inc.                                 33,115      114,578
    ConocoPhillips                                       1,489,306   67,569,813
*   Dawson Geophysical Co.                                  29,011      116,334
#   Delek US Holdings, Inc.                                 69,131    1,805,010
    EOG Resources, Inc.                                      8,874      844,272
#*  Era Group, Inc.                                         24,458      214,252
*   Exterran Corp.                                          34,600      958,074
    Exxon Mobil Corp.                                    2,897,173  231,889,727
    Green Plains, Inc.                                      26,534      524,047
    Gulf Island Fabrication, Inc.                           15,018      171,205
*   Helix Energy Solutions Group, Inc.                     103,010      673,685
#   Helmerich & Payne, Inc.                                 95,808    4,849,801
#   Hess Corp.                                             165,152    7,355,870
#   HollyFrontier Corp.                                     32,210      928,936
#*  Hornbeck Offshore Services, Inc.                         6,900       17,388
*   International Seaways, Inc.                                 12          274
    Kinder Morgan, Inc.                                    894,983   18,284,503
#   Marathon Oil Corp.                                     467,019    5,711,642
    Marathon Petroleum Corp.                               903,936   50,611,377
*   Matrix Service Co.                                      15,423      159,628
#   Murphy Oil Corp.                                       108,993    2,897,034
#   Nabors Industries, Ltd.                                181,974    1,403,020
#   National Oilwell Varco, Inc.                           213,118    6,971,090
*   Natural Gas Services Group, Inc.                        15,026      374,899
#*  Newpark Resources, Inc.                                 85,815      716,555
    Noble Energy, Inc.                                     133,794    3,867,985
    Occidental Petroleum Corp.                             210,493   13,035,831
#*  Parker Drilling Co.                                    103,773      124,528
    Patterson-UTI Energy, Inc.                             152,325    2,945,966
#*  PDC Energy, Inc.                                        24,103    1,136,697
*   PHI, Inc. Non-Voting                                    13,870      134,539
*   PHI, Inc. Voting                                         1,099       10,386

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Phillips 66                                            775,455 $ 64,944,356
*   Pioneer Energy Services Corp.                           74,262      163,376
    Pioneer Natural Resources Co.                           88,400   14,418,040
*   QEP Resources, Inc.                                     33,043      283,179
#*  Renewable Energy Group, Inc.                             2,882       36,025
#*  REX American Resources Corp.                             4,050      404,919
#*  Rowan Cos. P.L.C. Class A                              118,378    1,381,471
    Schlumberger, Ltd.                                     603,242   41,382,401
#*  SEACOR Holdings, Inc.                                   16,104      548,985
#*  SEACOR Marine Holdings, Inc.                            20,581      300,071
#   SemGroup Corp. Class A                                   4,727      127,865
#   Ship Finance International, Ltd.                        12,481      169,742
#*  Superior Energy Services, Inc.                          75,686      814,381
#*  Tesco Corp.                                              3,745       17,227
#*  Unit Corp.                                              52,140      937,477
    Valero Energy Corp.                                    605,899   41,788,854
#*  Whiting Petroleum Corp.                                 16,007       84,037
    Williams Cos., Inc. (The)                              178,361    5,668,313
                                                                   ------------
Total Energy                                                        757,444,871
                                                                   ------------
Financials -- (22.6%)
#   1st Source Corp.                                        45,305    2,224,476
    Aflac, Inc.                                            168,611   13,446,727
*   Alleghany Corp.                                          3,115    1,910,554
    Allstate Corp. (The)                                   211,174   19,216,834
#   American Equity Investment Life Holding Co.             88,700    2,375,386
    American Financial Group, Inc.                         173,596   17,602,634
    American International Group, Inc.                     838,781   54,898,217
    American National Insurance Co.                         23,302    2,772,938
    AmeriServ Financial, Inc.                               33,075      130,646
*   Arch Capital Group, Ltd.                                 3,094      300,922
    Argo Group International Holdings, Ltd.                 51,636    3,095,578
    Aspen Insurance Holdings, Ltd.                         102,623    5,008,002
    Associated Banc-Corp                                    31,434      752,844
    Assurant, Inc.                                          65,820    6,928,871
    Assured Guaranty, Ltd.                                 122,989    5,535,735
*   Asta Funding, Inc.                                         885        6,483
    Astoria Financial Corp.                                 19,344      390,362
*   Atlanticus Holdings Corp.                               14,067       34,746
    Axis Capital Holdings, Ltd.                              8,510      549,576
#   Baldwin & Lyons, Inc. Class A                              300        6,990
    Baldwin & Lyons, Inc. Class B                            6,556      153,410
#*  Bancorp, Inc. (The)                                        459        3,557
    Bank Mutual Corp.                                       14,475      144,026
    Bank of America Corp.                                5,929,137  143,010,784
    Bank of New York Mellon Corp. (The)                    724,844   38,438,477
    BankFinancial Corp.                                     19,548      292,829
    Bar Harbor Bankshares                                    2,733       76,223
#   BB&T Corp.                                             214,106   10,131,496
    BCB Bancorp, Inc.                                        1,059       15,885
    Berkshire Hills Bancorp, Inc.                           30,747    1,142,251
    Capital City Bank Group, Inc.                           14,283      305,085
    Capital One Financial Corp.                            372,872   32,134,109

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Cathay General Bancorp                                  17,730 $    663,989
#   Century Bancorp, Inc. Class A                              495       33,017
    Chubb, Ltd.                                            157,858   23,119,883
    Cincinnati Financial Corp.                              12,284      935,549
    CIT Group, Inc.                                         45,907    2,187,469
    Citigroup, Inc.                                      1,870,326  128,023,815
    Citizens Community Bancorp, Inc.                        10,355      144,452
    CME Group, Inc.                                        352,894   43,271,862
#   CNA Financial Corp.                                    200,051   10,392,649
    CNO Financial Group, Inc.                              301,264    6,892,920
    Codorus Valley Bancorp, Inc.                               144        4,026
    Comerica, Inc.                                          16,431    1,188,126
    Community West Bancshares                                  400        4,140
*   Consumer Portfolio Services, Inc.                       26,500      108,915
#*  Cowen, Inc.                                              3,989       63,824
    Donegal Group, Inc. Class A                             12,386      186,781
*   E*TRADE Financial Corp.                                 89,699    3,677,659
    EMC Insurance Group, Inc.                               23,450      649,565
    Enterprise Financial Services Corp.                        436       17,244
    ESSA Bancorp, Inc.                                       8,217      121,201
    Evans Bancorp, Inc.                                      1,681       68,501
    Everest Re Group, Ltd.                                  34,913    9,160,822
    Fairfax Financial Holdings, Ltd.                         3,313    1,577,819
    Farmers Capital Bank Corp.                                 302       11,340
    FBL Financial Group, Inc. Class A                       24,660    1,674,414
    Federal Agricultural Mortgage Corp. Class A                177       11,859
    Federal Agricultural Mortgage Corp. Class C              9,200      630,752
    Federated National Holding Co.                          13,665      217,547
#   Fidelity Southern Corp.                                  7,213      151,906
    Fifth Third Bancorp                                    127,045    3,392,102
*   First Acceptance Corp.                                  27,347       24,612
#   First American Financial Corp.                          61,982    3,000,549
#   First Bancorp                                           16,138      505,119
#   First Business Financial Services, Inc.                    964       20,495
#   First Citizens BancShares, Inc. Class A                  8,627    3,174,909
#   First Commonwealth Financial Corp.                      30,547      398,027
    First Community Bancshares, Inc.                           183        4,981
    First Defiance Financial Corp.                          10,880      563,040
    First Financial Northwest, Inc.                         25,371      416,338
    First Interstate Bancsystem, Inc. Class A                2,348       85,819
    First Merchants Corp.                                   41,623    1,683,234
    First Midwest Bancorp, Inc.                              7,168      159,201
    First South Bancorp, Inc.                                2,278       39,204
    FNB Corp.                                               63,117      864,703
*   FNFV Group                                              15,438      266,306
*   Genworth Financial, Inc. Class A                        34,964      119,927
*   Global Indemnity, Ltd.                                   8,282      321,010
    Goldman Sachs Group, Inc. (The)                        209,155   47,128,896
    Great Southern Bancorp, Inc.                             1,616       83,951
    Great Western Bancorp, Inc.                                260       10,143
    Guaranty Federal Bancshares, Inc.                        1,684       36,206
*   Hallmark Financial Services, Inc.                       20,834      234,383
    Hanover Insurance Group, Inc. (The)                     88,829    8,426,319

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Hartford Financial Services Group, Inc. (The)          311,489 $ 17,131,895
    Heartland Financial USA, Inc.                              465       21,902
    Hilltop Holdings, Inc.                                  26,171      655,060
*   HMN Financial, Inc.                                      3,456       62,208
    Home Bancorp, Inc.                                         719       29,134
    HopFed Bancorp, Inc.                                     6,781       98,867
    Horace Mann Educators Corp.                             58,206    2,147,801
    Huntington Bancshares, Inc.                             70,847      938,723
    Iberiabank Corp.                                           697       56,352
    Infinity Property & Casualty Corp.                      15,800    1,580,790
    International Bancshares Corp.                             800       28,320
    Investment Technology Group, Inc.                       23,677      522,551
#   Investors Title Co.                                      1,069      188,700
#*  Janus Henderson Group P.L.C.                            11,721      392,536
    JPMorgan Chase & Co.                                 2,748,095  252,275,121
#   Kemper Corp.                                            39,635    1,555,674
#   Kentucky First Federal Bancorp                           2,400       23,520
    KeyCorp                                                526,210    9,492,828
#   Lakeland Bancorp, Inc.                                   8,740      169,119
    Landmark Bancorp, Inc.                                   2,277       67,513
#   Legg Mason, Inc.                                        43,400    1,736,434
    Lincoln National Corp.                                 134,595    9,833,511
    Loews Corp.                                            243,798   11,868,087
    M&T Bank Corp.                                           4,241      691,919
    Macatawa Bank Corp.                                        291        2,808
    Mackinac Financial Corp.                                 6,893      100,224
    Maiden Holdings, Ltd.                                    5,792       64,291
    MainSource Financial Group, Inc.                        45,000    1,572,300
#*  Markel Corp.                                               101      108,223
    Marlin Business Services Corp.                          14,241      370,266
    MB Financial, Inc.                                      19,678      804,830
#*  MBIA, Inc.                                              82,267      836,655
    MBT Financial Corp.                                      9,396       90,202
    Mercantile Bank Corp.                                    4,422      140,708
    MetLife, Inc.                                          949,912   52,245,160
#   MidWestOne Financial Group, Inc.                           346       11,909
    Morgan Stanley                                       1,102,617   51,712,737
    MutualFirst Financial, Inc.                              2,300       80,270
    National Western Life Group, Inc. Class A                  900      302,931
    Navigators Group, Inc. (The)                             7,370      420,090
#   New York Community Bancorp, Inc.                        52,185      685,189
#   NewStar Financial, Inc.                                 41,166      450,356
    Northrim BanCorp, Inc.                                   5,734      167,146
    OFG Bancorp                                             30,191      303,420
    Old Republic International Corp.                       172,923    3,392,749
    Oppenheimer Holdings, Inc. Class A                       3,097       48,778
    PacWest Bancorp                                          1,076       51,670
    Park Sterling Corp.                                        992       11,527
#   People's United Financial, Inc.                         69,156    1,206,081
    Peoples Bancorp of North Carolina, Inc.                    250        7,905
    Peoples Bancorp, Inc.                                   15,923      519,090
*   PHH Corp.                                               51,783      713,570
#   Piper Jaffray Cos.                                         312       19,469

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)               217,040 $ 27,954,752
    Popular, Inc.                                           56,536    2,382,427
    Premier Financial Bancorp, Inc.                          4,877       92,663
    Principal Financial Group, Inc.                        218,754   14,601,830
    Provident Financial Holdings, Inc.                         544       10,336
    Provident Financial Services, Inc.                      21,059      558,485
    Prudential Financial, Inc.                             497,625   56,346,079
    Radian Group, Inc.                                     161,945    2,821,082
    Regions Financial Corp.                              1,302,555   19,017,303
    Reinsurance Group of America, Inc.                     153,566   21,529,953
    RenaissanceRe Holdings, Ltd.                            12,667    1,860,909
#   Renasant Corp.                                          42,102    1,784,704
    Riverview Bancorp, Inc.                                  1,682       12,766
    Safety Insurance Group, Inc.                            26,197    1,858,677
    Sandy Spring Bancorp, Inc.                               9,125      365,365
#*  Select Bancorp, Inc.                                       600        7,104
#   Selective Insurance Group, Inc.                         45,200    2,289,380
    SI Financial Group, Inc.                                 5,661       87,462
#   Southern National Bancorp of Virginia, Inc.                193        3,266
    Southwest Bancorp, Inc.                                 16,974      443,021
    State Auto Financial Corp.                              15,100      389,429
    State Street Corp.                                       4,112      383,362
#   Sterling Bancorp                                        70,552    1,629,751
    Stewart Information Services Corp.                      12,271      482,250
    SunTrust Banks, Inc.                                   255,532   14,639,428
    Synchrony Financial                                    544,549   16,510,726
#   Synovus Financial Corp.                                 22,796      991,170
    Timberland Bancorp, Inc.                                 2,500       67,400
    Tiptree, Inc.                                           37,071      253,936
    Torchmark Corp.                                          7,000      552,790
    Travelers Cos., Inc. (The)                             160,554   20,565,362
    Trico Bancshares                                           854       31,513
    Trustmark Corp.                                          4,194      134,040
    Umpqua Holdings Corp.                                   34,932      647,639
#*  Unico American Corp.                                     1,900       17,670
    Union Bankshares Corp.                                  37,042    1,144,227
#   United Bankshares, Inc.                                 12,121      418,175
    United Financial Bancorp, Inc.                           9,193      166,301
    United Fire Group, Inc.                                 24,429    1,102,237
#   United Security Bancshares                                 440        4,136
#   Unity Bancorp, Inc.                                      3,999       73,982
    Univest Corp. of Pennsylvania                              156        4,758
    Unum Group                                             517,445   25,939,518
    Validus Holdings, Ltd.                                   8,958      481,851
#   Valley National Bancorp                                    768        9,124
    Voya Financial, Inc.                                    14,373      563,997
    Washington Federal, Inc.                                97,887    3,274,320
    Waterstone Financial, Inc.                               1,426       26,880
    Wells Fargo & Co.                                    2,565,849  138,401,895
    WesBanco, Inc.                                          31,678    1,211,050
    Western New England Bancorp, Inc.                       11,698      116,395
    Wintrust Financial Corp.                                24,224    1,824,309
#   WR Berkley Corp.                                         5,305      365,886

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    XL Group, Ltd.                                       240,766 $   10,690,010
#   Zions Bancorporation                                  53,325      2,416,689
                                                                 --------------
Total Financials                                                  1,496,757,062
                                                                 --------------
Health Care -- (11.7%)
    Abbott Laboratories                                  915,297     45,014,306
#   Aceto Corp.                                           31,686        534,860
*   Addus HomeCare Corp.                                   2,044         69,394
    Aetna, Inc.                                          558,462     86,176,271
#*  Albany Molecular Research, Inc.                       24,874        540,761
*   Alere, Inc.                                           45,800      2,307,862
    Allergan P.L.C.                                      123,871     31,256,369
    Analogic Corp.                                         2,988        209,758
*   AngioDynamics, Inc.                                   14,354        233,253
#*  Anika Therapeutics, Inc.                              14,671        750,568
    Anthem, Inc.                                         504,640     93,969,014
#*  Aptevo Therapeutics, Inc.                              4,339          7,984
    Baxter International, Inc.                            27,380      1,655,942
*   Centene Corp.                                         17,600      1,397,792
    Cigna Corp.                                          136,754     23,735,024
#   CONMED Corp.                                          43,239      2,219,025
    Cooper Cos., Inc. (The)                               13,956      3,403,450
*   Cross Country Healthcare, Inc.                         7,595         89,317
*   CryoLife, Inc.                                        17,502        328,163
#*  Cumberland Pharmaceuticals, Inc.                      23,319        156,704
*   Cutera, Inc.                                           1,289         33,578
    Danaher Corp.                                        405,225     33,021,785
    Digirad Corp.                                         26,711        109,515
#*  Emergent BioSolutions, Inc.                            8,678        315,619
#*  Envision Healthcare Corp.                             30,743      1,734,828
*   Enzo Biochem, Inc.                                    41,397        449,157
*   Exactech, Inc.                                         3,390         98,819
*   Express Scripts Holding Co.                          493,239     30,896,491
    Humana, Inc.                                         236,814     54,751,397
#*  Impax Laboratories, Inc.                               4,700         90,945
#*  Integer Holdings Corp.                                41,672      1,908,578
#   Invacare Corp.                                         7,330        114,715
    Kewaunee Scientific Corp.                              1,631         41,264
#   Kindred Healthcare, Inc.                              22,803        204,087
#*  LHC Group, Inc.                                        1,418         82,102
*   LifePoint Health, Inc.                                82,208      4,883,155
*   Magellan Health, Inc.                                 17,899      1,334,370
    Medtronic P.L.C.                                     794,453     66,710,218
*   Merit Medical Systems, Inc.                           13,395        549,195
#*  Micron Solutions, Inc.                                 1,200          4,752
#*  Molina Healthcare, Inc.                               24,941      1,666,059
*   Mylan NV                                              28,680      1,118,233
    National HealthCare Corp.                              6,484        422,562
#*  Natus Medical, Inc.                                   15,698        552,570
*   Nuvectra Corp.                                        13,890        161,957
#*  Omnicell, Inc.                                        35,405      1,756,088
    PerkinElmer, Inc.                                     76,500      5,035,995
    Pfizer, Inc.                                       4,178,729    138,566,654

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
*   PharMerica Corp.                                        33,305 $    837,621
#*  Prestige Brands Holdings, Inc.                         111,489    5,979,155
    Quest Diagnostics, Inc.                                  5,900      639,029
*   RTI Surgical, Inc.                                      73,086      416,590
*   SciClone Pharmaceuticals, Inc.                          13,028      142,657
*   Select Medical Holdings Corp.                           42,204      683,705
*   Surmodics, Inc.                                          5,593      147,096
    Teleflex, Inc.                                          37,223    7,713,350
    Thermo Fisher Scientific, Inc.                         499,520   87,680,746
#*  Tivity Health, Inc.                                     11,581      459,187
*   Triple-S Management Corp. Class B                       20,684      320,188
    UnitedHealth Group, Inc.                                89,716   17,208,426
*   VCA, Inc.                                               69,140    6,400,981
*   WellCare Health Plans, Inc.                             18,375    3,252,191
    Zimmer Biomet Holdings, Inc.                             1,000      121,320
                                                                   ------------
Total Health Care                                                   772,672,747
                                                                   ------------
Industrials -- (11.0%)
    AAR Corp.                                               32,906    1,230,684
    ABM Industries, Inc.                                    64,500    2,877,990
    Acme United Corp.                                        1,030       28,500
#   Actuant Corp. Class A                                    4,057       98,179
*   AECOM                                                   55,835    1,781,136
*   Aegion Corp.                                            42,549    1,018,623
#*  Aerovironment, Inc.                                     35,065    1,325,106
    AGCO Corp.                                              58,973    4,254,312
*   Air Transport Services Group, Inc.                       6,308      153,663
    Alamo Group, Inc.                                       22,751    2,116,071
    Alaska Air Group, Inc.                                 105,252    8,970,628
#   Albany International Corp. Class A                      20,551    1,099,479
#   AMERCO                                                  29,431   11,435,709
*   Ameresco, Inc. Class A                                     981        6,426
#   American Railcar Industries, Inc.                       20,003      735,510
#   Apogee Enterprises, Inc.                                36,374    1,894,722
#   ArcBest Corp.                                           12,135      337,353
    Arconic, Inc.                                          331,751    8,224,107
#   Argan, Inc.                                                 21        1,353
    Astec Industries, Inc.                                  22,925    1,152,440
#*  Atlas Air Worldwide Holdings, Inc.                      31,815    1,889,811
    Barnes Group, Inc.                                      36,400    2,190,552
    Brady Corp. Class A                                     38,500    1,278,200
    Briggs & Stratton Corp.                                 41,033      960,993
*   CAI International, Inc.                                 17,082      448,061
*   Casella Waste Systems, Inc. Class A                      5,201       87,273
    Caterpillar, Inc.                                      107,902   12,295,433
*   CBIZ, Inc.                                              38,149      566,513
*   CDI Corp.                                               24,979      206,077
    CECO Environmental Corp.                                 3,773       36,447
#   Celadon Group, Inc.                                     24,642      112,121
    Chicago Rivet & Machine Co.                                700       25,718
#   CIRCOR International, Inc.                              10,019      501,551
    Columbus McKinnon Corp.                                 17,542      452,584
    Comfort Systems USA, Inc.                               44,560    1,483,848

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   CompX International, Inc.                                   500 $     7,250
#   Covanta Holding Corp.                                       113       1,706
#*  Covenant Transportation Group, Inc. Class A               7,080     132,750
#   CRA International, Inc.                                   7,613     295,461
    CSX Corp.                                             1,242,950  61,327,153
    Cummins, Inc.                                               900     151,110
    Curtiss-Wright Corp.                                     46,353   4,469,356
    Delta Air Lines, Inc.                                   422,126  20,836,139
*   DigitalGlobe, Inc.                                       21,971     766,788
    DMC Global, Inc.                                          1,436      19,960
#   Douglas Dynamics, Inc.                                   30,234     961,441
*   Ducommun, Inc.                                           12,645     366,199
    Eastern Co. (The)                                        10,193     296,616
    Eaton Corp. P.L.C.                                      263,425  20,613,006
    EMCOR Group, Inc.                                        50,540   3,411,450
    Encore Wire Corp.                                        19,966     890,484
    EnerSys                                                  43,239   3,124,883
*   Engility Holdings, Inc.                                   7,988     233,010
    Ennis, Inc.                                              30,835     593,574
#   ESCO Technologies, Inc.                                  17,601   1,085,982
    Espey Manufacturing & Electronics Corp.                   1,671      37,547
#   Essendant, Inc.                                          24,021     299,782
#*  Esterline Technologies Corp.                             44,968   4,339,412
    Federal Signal Corp.                                     71,923   1,330,576
    FedEx Corp.                                             142,324  29,607,662
#   Fortune Brands Home & Security, Inc.                    123,726   8,125,086
*   Franklin Covey Co.                                        3,046      56,808
#   FreightCar America, Inc.                                  9,404     154,602
*   FTI Consulting, Inc.                                     36,136   1,185,622
#   GATX Corp.                                               65,445   4,046,464
*   Gencor Industries, Inc.                                  13,149     211,041
    General Electric Co.                                  2,102,284  53,839,493
*   Genesee & Wyoming, Inc. Class A                           1,200      78,192
#*  Gibraltar Industries, Inc.                               24,203     722,460
    Gorman-Rupp Co. (The)                                    24,282     733,802
*   GP Strategies Corp.                                      18,583     532,403
#   Granite Construction, Inc.                               27,179   1,332,315
*   Great Lakes Dredge & Dock Corp.                          69,820     275,789
#   Greenbrier Cos., Inc. (The)                              22,451   1,010,295
#   Griffon Corp.                                            67,323   1,380,121
#*  Hawaiian Holdings, Inc.                                   9,193     380,590
    Heidrick & Struggles International, Inc.                 18,234     330,035
#*  Herc Holdings, Inc.                                      18,560     842,253
#*  Hertz Global Holdings, Inc.                              55,682     761,173
*   Hill International, Inc.                                 27,154     137,128
    Hurco Cos., Inc.                                          7,910     260,635
*   Huron Consulting Group, Inc.                              4,001     142,036
    Hyster-Yale Materials Handling, Inc.                     12,246     867,752
*   ICF International, Inc.                                  31,660   1,432,615
    Ingersoll-Rand P.L.C.                                   213,109  18,728,019
#*  InnerWorkings, Inc.                                      96,587   1,138,761
    Insteel Industries, Inc.                                 17,578     462,653
*   JetBlue Airways Corp.                                   324,893   7,124,903

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   Johnson Controls International P.L.C.                   149,522 $ 5,823,882
    Kadant, Inc.                                              5,786     451,597
    KAR Auction Services, Inc.                               18,100     760,924
#   KBR, Inc.                                                 3,600      53,712
*   Key Technology, Inc.                                      3,199      45,746
    Kimball International, Inc. Class B                      30,344     505,834
    Korn/Ferry International                                 33,148   1,108,801
#*  Kratos Defense & Security Solutions, Inc.                 2,711      29,835
    L3 Technologies, Inc.                                   100,470  17,579,236
*   Lawson Products, Inc.                                     8,847     203,923
*   LB Foster Co. Class A                                     6,682     117,603
    LSI Industries, Inc.                                     27,715     231,975
*   Lydall, Inc.                                             14,605     722,948
    ManpowerGroup, Inc.                                      22,886   2,452,235
    Marten Transport, Ltd.                                   79,636   1,270,194
    Matson, Inc.                                             62,316   1,757,311
    Matthews International Corp. Class A                     12,387     811,968
#   McGrath RentCorp                                         17,552     623,623
#*  Mercury Systems, Inc.                                     2,055      90,235
    Miller Industries, Inc.                                  20,099     524,584
#   Mobile Mini, Inc.                                        54,461   1,677,399
*   Moog, Inc. Class A                                       35,339   2,626,394
    Mueller Industries, Inc.                                 30,912     973,728
#   Multi-Color Corp.                                           308      24,794
*   MYR Group, Inc.                                          19,582     622,903
    National Presto Industries, Inc.                            571      64,580
*   Navigant Consulting, Inc.                                12,297     208,188
#*  NL Industries, Inc.                                      38,770     302,406
    NN, Inc.                                                 18,396     509,569
    Norfolk Southern Corp.                                  545,229  61,381,881
*   Northwest Pipe Co.                                        6,690     101,086
#*  NOW, Inc.                                                62,737     999,400
*   On Assignment, Inc.                                      53,951   2,657,087
    Orbital ATK, Inc.                                        56,610   5,784,410
    Oshkosh Corp.                                            14,466     996,129
    Owens Corning                                           149,300  10,010,565
    PACCAR, Inc.                                              4,432     303,370
*   PAM Transportation Services, Inc.                         6,449     113,051
#   Pentair P.L.C.                                          117,934   7,438,097
*   Perma-Pipe International Holdings, Inc.                   8,900      70,310
    Powell Industries, Inc.                                   7,529     239,799
#   Quad/Graphics, Inc.                                       1,591      35,734
#   Quanex Building Products Corp.                           21,431     460,767
*   Quanta Services, Inc.                                   168,307   5,676,995
    Raytheon Co.                                             44,355   7,618,858
*   RCM Technologies, Inc.                                   20,293     107,959
    Regal Beloit Corp.                                       16,070   1,339,434
    Republic Services, Inc.                                 429,755  27,598,866
    Resources Connection, Inc.                               25,955     346,499
*   Roadrunner Transportation Systems, Inc.                     879       6,135
*   RPX Corp.                                                33,100     452,477
*   Rush Enterprises, Inc. Class A                           32,603   1,406,167
*   Rush Enterprises, Inc. Class B                           18,522     753,475

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Ryder System, Inc.                                      89,844 $  6,537,049
#*  Saia, Inc.                                               8,925      485,074
*   SIFCO Industries, Inc.                                   6,623       44,374
    SkyWest, Inc.                                           38,506    1,405,469
    Southwest Airlines Co.                                 645,761   35,846,193
*   Sparton Corp.                                            8,563      197,463
#   Spartan Motors, Inc.                                    16,820      148,857
*   SPX FLOW, Inc.                                          12,803      453,994
    Standex International Corp.                             22,341    2,143,619
    Stanley Black & Decker, Inc.                           143,289   20,159,329
    Steelcase, Inc. Class A                                 55,469      757,152
    Supreme Industries, Inc. Class A                         1,433       21,552
#*  Team, Inc.                                               6,674       95,772
#   Terex Corp.                                             27,578    1,085,746
    Tetra Tech, Inc.                                        45,222    2,145,784
*   Titan Machinery, Inc.                                    2,883       51,462
    Trinity Industries, Inc.                               183,814    5,038,342
    Triton International, Ltd.                              24,053      867,351
#   Triumph Group, Inc.                                     57,100    1,461,760
#*  Tutor Perini Corp.                                      33,844      900,250
*   Twin Disc, Inc.                                            900       15,228
*   Ultralife Corp.                                          3,309       22,832
    UniFirst Corp.                                          18,705    2,660,786
    Union Pacific Corp.                                    888,128   91,441,659
*   United Continental Holdings, Inc.                      114,796    7,769,393
    United Technologies Corp.                              228,103   27,046,173
    Universal Forest Products, Inc.                         31,800    2,666,430
#*  USA Truck, Inc.                                         12,805      118,574
*   Vectrus, Inc.                                            4,069      138,387
#*  Veritiv Corp.                                            9,437      350,585
    Viad Corp.                                              23,193    1,241,985
*   Virco Manufacturing Corp.                               12,601       68,675
    VSE Corp.                                                  610       31,629
    Watts Water Technologies, Inc. Class A                   1,534       98,790
#   Werner Enterprises, Inc.                                34,105    1,011,213
#*  Wesco Aircraft Holdings, Inc.                            6,228       67,574
*   WESCO International, Inc.                               11,687      598,959
#*  Willis Lease Finance Corp.                               6,713      169,705
#*  XPO Logistics, Inc.                                     12,216      734,304
                                                                   ------------
Total Industrials                                                   726,943,667
                                                                   ------------
Information Technology -- (10.9%)
    Activision Blizzard, Inc.                              982,162   60,677,968
*   Actua Corp.                                              1,184       15,984
*   Acxiom Corp.                                             7,769      209,530
*   Agilysys, Inc.                                          14,791      148,797
*   Alpha & Omega Semiconductor, Ltd.                       20,661      365,700
    Analog Devices, Inc.                                     6,632      523,994
#*  ARRIS International P.L.C.                              70,523    1,971,823
*   Arrow Electronics, Inc.                                175,521   14,268,102
#   AstroNova, Inc.                                          6,285       86,733
    Avnet, Inc.                                            139,400    5,350,172
    AVX Corp.                                               72,760    1,300,221
*   Aware, Inc.                                             14,326       65,900

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Axcelis Technologies, Inc.                                 175 $      3,885
*   AXT, Inc.                                               16,521      144,559
    Bel Fuse, Inc. Class A                                   3,874       84,066
    Bel Fuse, Inc. Class B                                  11,381      287,370
*   Benchmark Electronics, Inc.                             62,063    2,088,420
    Black Box Corp.                                         18,611      147,027
#*  Blackhawk Network Holdings, Inc.                        25,926    1,131,670
#*  Blucora, Inc.                                           57,127    1,279,645
    Brocade Communications Systems, Inc.                   461,513    5,828,909
    Brooks Automation, Inc.                                 50,847    1,248,802
*   BSQUARE Corp.                                            4,065       23,170
*   CACI International, Inc. Class A                        24,830    3,106,233
*   Calix, Inc.                                             16,027      109,785
#*  Cars.com, Inc.                                          39,879      969,060
    Cisco Systems, Inc.                                  4,663,233  146,658,678
    Cohu, Inc.                                              28,915      526,831
*   CommerceHub, Inc. Series A                               5,992      109,294
*   CommerceHub, Inc. Series C                              14,580      262,148
#   Comtech Telecommunications Corp.                        15,569      280,242
    Concurrent Computer Corp.                               11,740       79,128
*   Conduent, Inc.                                         177,926    2,937,558
#   Convergys Corp.                                        197,364    4,730,815
*   CoreLogic, Inc.                                         96,545    4,397,625
    Corning, Inc.                                          785,955   22,902,729
*   Cray, Inc.                                              12,866      265,040
    CSP, Inc.                                                2,414       24,768
    CTS Corp.                                               66,936    1,472,592
#*  CyberOptics Corp.                                        3,281       54,136
#   Cypress Semiconductor Corp.                             52,022      738,712
*   Dell Technologies, Inc. Class V                         38,133    2,450,808
*   Digi International, Inc.                                25,438      265,827
*   Diodes, Inc.                                             4,709      124,930
*   DSP Group, Inc.                                         46,713      588,584
    DXC Technology Co.                                     228,936   17,944,004
*   EchoStar Corp. Class A                                  23,551    1,430,252
*   Edgewater Technology, Inc.                              13,603       96,445
*   Electro Scientific Industries, Inc.                      6,085       52,635
#*  Electronics for Imaging, Inc.                           58,110    2,822,984
    Emcore Corp.                                               744        8,630
*   EnerNOC, Inc.                                            6,397       48,937
*   Entegris, Inc.                                             300        7,830
*   ePlus, Inc.                                             17,490    1,414,941
#*  Fabrinet                                                 4,055      182,516
    Fidelity National Information Services, Inc.           151,857   13,852,396
*   Finisar Corp.                                           61,526    1,674,738
#*  First Solar, Inc.                                       28,266    1,393,796
*   FormFactor, Inc.                                        46,295      606,464
*   Frequency Electronics, Inc.                              8,090       69,574
#*  GSI Technology, Inc.                                     3,363       24,415
#*  Harmonic, Inc.                                          22,962       94,144
    Hewlett Packard Enterprise Co.                       1,070,310   18,741,128
*   IAC/InterActiveCorp                                    125,298   13,109,930
#*  ID Systems, Inc.                                         3,917       26,753

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Inseego Corp.                                           10,953 $     12,925
*   Insight Enterprises, Inc.                               42,100    1,705,892
    Intel Corp.                                          4,978,195  176,576,577
*   IntriCon Corp.                                           2,835       21,263
*   Itron, Inc.                                             33,397    2,437,981
    IXYS Corp.                                               3,055       53,157
    Juniper Networks, Inc.                                 212,100    5,928,195
*   Key Tronic Corp.                                        17,623      128,119
*   Kimball Electronics, Inc.                               23,443      455,966
*   Kulicke & Soffa Industries, Inc.                        71,688    1,544,160
*   KVH Industries, Inc.                                    19,858      216,452
    Lam Research Corp.                                      11,111    1,771,760
*   Lattice Semiconductor Corp.                            108,469      754,944
*   Limelight Networks, Inc.                                10,944       37,428
    ManTech International Corp. Class A                      2,048       81,347
#   Marvell Technology Group, Ltd.                         166,418    2,589,464
*   Maxwell Technologies, Inc.                               2,521       14,748
#   Methode Electronics, Inc.                               79,272    3,151,062
*   Micron Technology, Inc.                                758,908   21,340,493
*   Microsemi Corp.                                          7,940      413,515
    MKS Instruments, Inc.                                   61,200    5,119,380
#*  ModusLink Global Solutions, Inc.                         6,101       10,250
*   NCI, Inc. Class A                                          686       13,686
*   NETGEAR, Inc.                                           31,028    1,486,241
*   Optical Cable Corp.                                     10,793       24,284
#*  PAR Technology Corp.                                    12,896      115,548
    Park Electrochemical Corp.                               1,642       30,853
    PC Connection, Inc.                                     35,467      915,049
    PC-Tel, Inc.                                            22,216      157,956
*   PCM, Inc.                                               10,471      129,579
*   Photronics, Inc.                                        79,712      801,106
*   Plexus Corp.                                            10,626      569,660
#*  Qorvo, Inc.                                             24,909    1,707,761
    QUALCOMM, Inc.                                       1,059,256   56,341,827
*   Rambus, Inc.                                             1,069       13,779
    Reis, Inc.                                              13,511      289,135
    Richardson Electronics, Ltd.                            15,464       90,619
*   Rogers Corp.                                             7,543      889,848
*   Rudolph Technologies, Inc.                              16,097      398,401
*   Sanmina Corp.                                           39,846    1,428,479
*   ScanSource, Inc.                                        14,745      583,902
*   ShoreTel, Inc.                                           3,200       23,840
*   Sonus Networks, Inc.                                     6,622       45,228
#   SS&C Technologies Holdings, Inc.                        51,586    1,999,473
*   StarTek, Inc.                                           22,913      281,830
#*  SunPower Corp.                                          18,322      204,107
#*  Super Micro Computer, Inc.                               5,886      158,039
*   Sykes Enterprises, Inc.                                 20,292      689,928
    SYNNEX Corp.                                            55,900    6,647,628
*   Synopsys, Inc.                                           4,200      321,594
    TE Connectivity, Ltd.                                  150,137   12,069,513
#*  Tech Data Corp.                                         81,325    8,327,680
*   Telenav, Inc.                                            9,865       73,987

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
    Teradyne, Inc.                                          26,789 $    926,632
    Tessco Technologies, Inc.                                8,689      115,998
    TiVo Corp.                                              19,000      372,400
#*  TTM Technologies, Inc.                                  55,241      960,089
*   Veeco Instruments, Inc.                                 15,978      492,122
#*  Virtusa Corp.                                           30,064      996,622
#   Vishay Intertechnology, Inc.                           151,731    2,708,398
*   Vishay Precision Group, Inc.                            16,480      288,400
    Western Digital Corp.                                  215,907   18,378,004
*   Xcerra Corp.                                            20,165      195,802
    Xerox Corp.                                            222,408    6,821,253
*   XO Group, Inc.                                           6,284      114,872
#   Xperi Corp.                                             48,635    1,422,574
                                                                   ------------
Total Information Technology                                        718,899,286
                                                                   ------------
Materials -- (1.7%)
    Alcoa Corp.                                            110,583    4,025,221
#   Allegheny Technologies, Inc.                            22,777      431,396
    Ampco-Pittsburgh Corp.                                   4,007       57,901
    Ashland Global Holdings, Inc.                          112,560    7,313,023
    Bemis Co., Inc.                                         24,092    1,020,778
    Cabot Corp.                                             46,280    2,514,392
#*  Century Aluminum Co.                                    15,822      265,493
*   Clearwater Paper Corp.                                  16,822      826,801
#   Commercial Metals Co.                                   85,208    1,584,869
*   Core Molding Technologies, Inc.                         11,847      225,922
    Domtar Corp.                                             8,107      316,659
    Dow Chemical Co. (The)                                  11,060      710,494
    Friedman Industries, Inc.                               10,726       58,135
    FutureFuel Corp.                                         6,104       88,874
    Graphic Packaging Holding Co.                          154,000    2,031,260
    Greif, Inc. Class A                                      4,885      274,000
    Huntsman Corp.                                          50,242    1,337,442
    Kaiser Aluminum Corp.                                   27,181    2,644,440
    KapStone Paper and Packaging Corp.                      80,984    1,851,294
#*  Kraton Corp.                                             5,435      202,182
*   Louisiana-Pacific Corp.                                173,457    4,355,505
    Martin Marietta Materials, Inc.                         23,633    5,351,220
#   Materion Corp.                                          18,497      711,210
    Mercer International, Inc.                              21,725      238,975
    Minerals Technologies, Inc.                             34,280    2,427,024
    Mosaic Co. (The)                                        17,274      416,994
#   Myers Industries, Inc.                                  30,343      515,831
    Neenah Paper, Inc.                                       7,684      613,952
    Newmont Mining Corp.                                   141,468    5,258,366
*   Northern Technologies International Corp.                3,035       55,389
    Nucor Corp.                                             93,455    5,389,550
    Olin Corp.                                              69,801    2,057,734
    Olympic Steel, Inc.                                      9,986      170,661
#   PH Glatfelter Co.                                       50,600    1,035,782
    PolyOne Corp.                                            5,174      189,265
    Reliance Steel & Aluminum Co.                           93,801    6,787,440
    Schnitzer Steel Industries, Inc. Class A                   400       10,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Materials -- (Continued)
             Sensient Technologies Corp.                 38,101 $    2,833,190
             Steel Dynamics, Inc.                        94,919      3,361,082
*            SunCoke Energy, Inc.                        62,210        556,780
#*           Synalloy Corp.                               5,144         58,127
             Tredegar Corp.                              26,545        400,830
             Tronox, Ltd. Class A                         1,600         31,008
#*           Universal Stainless & Alloy Products,
               Inc.                                       6,269        119,111
             Valvoline, Inc.                            309,015      7,005,370
             Vulcan Materials Co.                        58,246      7,171,248
#            Westlake Chemical Corp.                    158,152     11,127,575
             WestRock Co.                               200,591     11,517,935
#            Worthington Industries, Inc.                47,320      2,397,704
                                                                --------------
Total Materials                                                    109,945,754
                                                                --------------
Real Estate -- (0.0%)
             Alexander & Baldwin, Inc.                   66,838      2,802,517
#            Griffin Industrial Realty, Inc.              1,500         48,285
#            Stratus Properties, Inc.                     3,069         87,927
                                                                --------------
Total Real Estate                                                    2,938,729
                                                                --------------
Telecommunication Services -- (4.1%)
             AT&T, Inc.                               6,297,224    245,591,736
#            ATN International, Inc.                         84          4,872
#            CenturyLink, Inc.                          512,432     11,924,293
#            Frontier Communications Corp.               46,463        711,348
*            General Communication, Inc. Class A          2,840        121,183
#*           Iridium Communications, Inc.                14,800        147,260
*            Lumos Networks Corp.                           500          8,955
#*           ORBCOMM, Inc.                               44,499        516,633
             Spok Holdings, Inc.                         12,522        205,361
#*           Sprint Corp.                               422,600      3,372,348
*            T-Mobile US, Inc.                          113,786      7,016,045
             Telephone & Data Systems, Inc.             111,207      3,161,615
*            United States Cellular Corp.                 7,591        287,547
#*           Vonage Holdings Corp.                       85,934        568,024
                                                                --------------
Total Telecommunication Services                                   273,637,220
                                                                --------------
Utilities -- (0.1%)
*            Calpine Corp.                               62,921        904,804
             Consolidated Water Co., Ltd.                 6,656         85,862
             NRG Energy, Inc.                            55,469      1,365,647
#            Ormat Technologies, Inc.                    20,134      1,193,946
                                                                --------------
Total Utilities                                                      3,550,259
                                                                --------------
TOTAL COMMON STOCKS                                              6,449,381,221
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value Rights   157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights    157,807 $           48
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   160,206
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,449,541,427
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940%   13,453,137     13,453,137
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@         DFA Short Term Investment Fund           13,002,082    150,460,094
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,718,802,768)^^            $6,613,454,658
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $1,050,760,744 $     50,896   --    $1,050,811,640
   Consumer Staples             535,779,986           --   --       535,779,986
   Energy                       757,444,871           --   --       757,444,871
   Financials                 1,496,757,062           --   --     1,496,757,062
   Health Care                  772,672,747           --   --       772,672,747
   Industrials                  726,943,667           --   --       726,943,667
   Information Technology       718,899,286           --   --       718,899,286
   Materials                    109,945,754           --   --       109,945,754
   Real Estate                    2,938,729           --   --         2,938,729
   Telecommunication
     Services                   273,637,220           --   --       273,637,220
   Utilities                      3,550,259           --   --         3,550,259
Rights/Warrants                          --      160,206   --           160,206
Temporary Cash Investments       13,453,137           --   --        13,453,137
Securities Lending
  Collateral                             --  150,460,094   --       150,460,094
                             -------------- ------------   --    --------------
TOTAL                        $6,462,783,462 $150,671,196   --    $6,613,454,658
                             ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2017, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the

International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2017, there were no significant transfers between Level 1 and Level 2.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2017, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The U.S.        S&P 500
  Large           Emini
  Cap             Index(R)
  Value
  Series                     09/15/17    1,472   $181,645   $2,262     $6,182
                                                 --------   ------     ------
                                                 $181,645   $2,262     $6,182
                                                 --------   ------     ------

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The DFA         Mini MSCI
  International   EAFE
  Value           Index
  Series          (R)        09/15/17      381   $ 36,936   $1,041     $1,779
The DFA         S&P 500
  International   Emini
  Value           Index(R)
  Series                     09/15/17      524     64,662    1,028      1,755
                                                 --------   ------     ------
                                                 $101,598   $2,069     $3,534
                                                 --------   ------     ------

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The             Mini
  Emerging        MSCII
  Markets         Emerging
  Series          Markets
                  Index(R)   09/15/17      559   $ 29,753   $1,734     $1,403
The             S&P 500
  Emerging        Emini
  Markets         Index(R)
  Series                     09/15/17      100     12,340      167        135
                                                 --------   ------     ------
                                                 $ 42,093   $1,901     $1,538
                                                 --------   ------     ------

FEDERAL TAX COST

At July 31, 2017, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series               $18,972,964,160
         The DFA International Value Series             10,921,553,013
         The Emerging Markets Series                     4,456,669,337
         The Tax-Managed U.S. Marketwide Value Series    3,718,802,767

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 27, 2017

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: September 27, 2017